Schedule of Investments (unaudited) March 31, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
AmeriCredit Automobile Receivables Trust,
Series 2017-3, Class D, 3.18%, 07/18/23	$150	$154,178
Avant Loans Funding Trust, Series 2019-B,
Class A, 2.72%, 10/15/26(a)	140	140,254
Avid Automobile Receivables Trust, Series 2019-1,
Class A, 2.62%, 02/15/24(a)	299	301,621
Conn’s Receivables Funding LLC(a)
Series 2019-A, Class A, 3.40%, 10/16/23	17	17,451
Series 2020-A, Class A, 1.71%, 06/16/25	5,053	5,069,842
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Series 2019-HP1, Class A, 2.59%, 12/15/26	2,162	2,185,736
Series 2019-P2, Class A, 2.47%, 10/15/26	533	535,225
Series 2020-P1, Class A, 2.26%, 03/15/28	2,331	2,345,583
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P1, Class B, 4.07%, 07/15/25	49	48,819
Series 2019-P1, Class A, 2.94%, 07/15/26	124	124,752
CPS Auto Receivables Trust, Series 2020-B,
Class A, 1.15%, 07/17/23(a)	1,735	1,738,817
Drive Auto Receivables Trust
Series 2017-1, Class D, 3.84%, 03/15/23	38	38,038
Series 2017-2, Class D, 3.49%, 09/15/23	30	30,797
Series 2017-3, Class D, 3.53%, 12/15/23(a)	95	96,247
Series 2019-1, Class D, 4.09%, 06/15/26	13,120	13,681,310
Series 2019-2, Class B, 3.17%, 11/15/23	97	97,419
Series 2020-2, Class A2A, 0.85%, 07/17/23	738	738,682
Series 2020-2, Class A3, 0.83%, 05/15/24	1,150	1,154,101
DT Auto Owner Trust, Series 2020-2A, Class A, 1.14%, 01/16/24(a)	3,090	3,101,242
Enva LLC(a)
Series 2018-A, Class B, 7.37%, 05/20/26	4,430	4,498,879
Series 2019-A, Class B, 6.17%, 06/22/26	2,604	2,638,733
Exeter Automobile Receivables Trust
Series 2020-1A, Class B, 2.26%, 04/15/24(a)	3,070	3,097,837
Series 2020-2A, Class A, 1.13%, 08/15/23(a)	2,970	2,976,134
Series 2020-3A, Class B, 0.79%, 09/16/24	7,140	7,162,293
Marlette Funding Trust(a)
Series 2018-3A, Class B, 3.86%, 09/15/28	4	4,022
Series 2018-4A, Class A, 3.71%, 12/15/28	175	175,498
Series 2019-1A, Class A, 3.44%, 04/16/29	16	16,399
Series 2019-2A, Class A, 3.13%, 07/16/29	67	67,346
Series 2019-3A, Class A, 2.69%, 09/17/29	180	180,705
Series 2019-4A, Class A, 2.39%, 12/17/29	465	468,809
Series 2020-1A, Class A, 2.24%, 03/15/30	521	523,022
Series 2020-2A, Class A, 1.02%, 09/16/30	5,402	5,409,356
OneMain Financial Issuance Trust, Series 2019-2A,
Class A, 3.14%, 10/14/36(a)	500	531,454
Prosper Marketplace Issuance Trust(a)
Series 2019-3A, Class A, 3.19%, 07/15/25	384	384,682
Series 2019-4A, Class A, 2.48%, 02/17/26	139	139,118
Santander Drive Auto Receivables Trust
Series 2017-2, Class D, 3.49%, 07/17/23	134	134,630
Series 2018-2, Class D, 3.88%, 02/15/24	750	769,562
Series 2018-4, Class C, 3.56%, 07/15/24	669	675,375
Series 2018-5, Class D, 4.19%, 12/16/24	50	51,559
Series 2019-1, Class D, 3.65%, 04/15/25	3,300	3,421,576
Series 2019-3, Class B, 2.28%, 09/15/23	855	858,246
Series 2020-2, Class B, 0.96%, 11/15/24	1,860	1,871,164

Security	Par (000)	Value

Asset-Backed Securities (continued)
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 2.51%, 01/26/32(a)	$650	$681,611
Upgrade Receivables Trust, Series 2019-2A,
Class A, 2.77%, 10/15/25(a)	3	2,503
Upstart Securitization Trust(a)
Series 2019-3, Class A, 2.68%, 01/21/30	6,822	6,871,180
Series 2020-1, Class A, 2.32%, 04/22/30	6,213	6,273,830
Series 2021-1, Class A, 0.87%, 03/20/31	6,790	6,795,149
Westlake Automobile Receivables Trust(a)
Series 2018-1A, Class D, 3.41%, 05/15/23	72	72,746
Series 2018-3A, Class C, 3.61%, 10/16/23	2,602	2,617,674
Series 2018-3A, Class D, 4.00%, 10/16/23	100	102,630
Series 2019-1A, Class B, 3.26%, 10/17/22	2,298	2,303,853
Series 2019-2A, Class B, 2.62%, 07/15/24	1,250	1,261,618
Series 2020-2A, Class B, 1.32%, 07/15/25	5,240	5,294,563

Total Asset-Backed Securities — 2.2% (Cost: $99,497,900)		99,933,870

	Shares

Common Stocks

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	82,822	7,903,703
United Parcel Service, Inc., Class B	47,533	8,080,135

		15,983,838

Biotechnology — 0.4%
Amgen, Inc.	33,986	8,456,057
Gilead Sciences, Inc.	121,733	7,867,604

		16,323,661

Capital Markets — 0.5%
Cboe Global Markets, Inc.	56,767	5,602,335
Houlihan Lokey, Inc.	119,069	7,919,279
Virtu Financial, Inc., Class A	284,405	8,830,776

		22,352,390

Communications Equipment — 0.4%
Cisco Systems, Inc.	168,524	8,714,376
Juniper Networks, Inc.	322,286	8,163,504

		16,877,880

Containers & Packaging — 0.1%
Packaging Corp. of America	34,609	4,654,218

Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	139,513	8,112,681

Electric Utilities — 1.1%
Alliant Energy Corp.	162,819	8,818,277
American Electric Power Co., Inc.	100,332	8,498,120
Avangrid, Inc.	161,907	8,064,588
Duke Energy Corp.	87,923	8,487,207
FirstEnergy Corp.	204,421	7,091,365
Xcel Energy, Inc.	111,878	7,441,006

		48,400,563

Equity Real Estate Investment Trusts (REITs) — 0.3%
Camden Property Trust	20,083	2,207,322

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Mid-America Apartment Communities, Inc.	23,871	$3,446,018
Public Storage	32,720	8,073,987

		13,727,327

Food & Staples Retailing — 0.2%
Kroger Co.	235,578	8,478,452

Food Products — 0.9%
Campbell Soup Co.	168,137	8,452,247
Conagra Brands, Inc.	223,562	8,405,931
Flowers Foods, Inc.	347,077	8,260,433
General Mills, Inc.	139,284	8,540,895
Kellogg Co.	134,028	8,483,972

		42,143,478

Gas Utilities — 0.0%
National Fuel Gas Co.	44,091	2,204,109

Health Care Providers & Services — 0.2%
CVS Health Corp.	111,262	8,370,240

Household Products — 0.7%
Clorox Co.	42,846	8,264,137
Colgate-Palmolive Co.	101,702	8,017,169
Kimberly-Clark Corp.	59,400	8,259,570
Procter & Gamble Co.	61,908	8,384,200

		32,925,076

Industrial Conglomerates — 0.2%
3M Co.	43,308	8,344,585

Insurance — 0.1%
Allstate Corp.	21,514	2,471,959

IT Services — 0.7%
Amdocs Ltd.	99,066	6,949,480
Automatic Data Processing, Inc.	43,846	8,263,656
Paychex, Inc.	83,247	8,159,871
Western Union Co.	323,920	7,987,867

		31,360,874

Media — 0.2%
Comcast Corp., Class A	142,453	7,708,132

Metals & Mining — 0.3%
Newmont Corp.	135,042	8,138,981
Southern Copper Corp.	102,624	6,965,091

		15,104,072

Multi-Utilities — 0.7%
Ameren Corp.	106,667	8,678,427
CMS Energy Corp.	139,767	8,556,536
Consolidated Edison, Inc.	114,347	8,553,155
WEC Energy Group, Inc.	92,381	8,645,938

		34,434,056

Pharmaceuticals — 0.8%
AbbVie, Inc.	71,121	7,696,715
Eli Lilly & Co.	37,574	7,019,575
Johnson & Johnson	48,236	7,927,586
Merck & Co., Inc.	105,290	8,116,806
Pfizer, Inc.	228,899	8,293,011

		39,053,693

Semiconductors & Semiconductor Equipment — 0.2%
Texas Instruments, Inc.	43,859	8,288,912

Security	Shares	Value

Specialty Retail — 0.2%
Home Depot, Inc.	29,469	$8,995,412

Technology Hardware, Storage & Peripherals — 0.2%
Seagate Technology PLC	107,526	8,252,621

Trading Companies & Distributors — 0.1%
MSC Industrial Direct Co., Inc., Class A	54,353	4,902,097

Total Common Stocks — 9.0% (Cost: $374,518,812)		409,470,326

	Par (000)

Corporate Bonds

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc., 2.40%, 03/01/31	$2,260	2,216,757
MDC Partners, Inc., 7.50%, 05/01/24(a)(b)	100	101,500

		2,318,257

Aerospace & Defense — 0.5%
3M Co.
2.25%, 03/15/23	425	440,394
2.65%, 04/15/25	680	722,248
Boeing Co.
1.17%, 02/04/23	1,205	1,221,157
4.51%, 05/01/23	1,760	1,883,876
1.43%, 02/04/24	2,000	2,025,393
4.88%, 05/01/25	2,080	2,315,972
2.20%, 02/04/26	2,000	1,993,798
Bombardier, Inc.(a)
6.00%, 10/15/22	100	100,000
6.13%, 01/15/23	50	52,063
7.88%, 04/15/27	425	416,793
General Dynamics Corp., 3.25%, 04/01/25	350	378,979
General Electric Co., 3.63%, 05/01/30	185	199,183
Howmet Aerospace, Inc.
5.90%, 02/01/27	2,025	2,298,375
5.95%, 02/01/37	500	604,525
Lockheed Martin Corp., 1.85%, 06/15/30	70	68,164
Moog, Inc., 4.25%, 12/15/27(a)	400	408,000
Raytheon Technologies Corp., 3.15%, 12/15/24	1,153	1,239,170
Rolls-Royce PLC, 5.75%, 10/15/27(a)	1,305	1,388,585
Signature Aviation US Holdings, Inc.(a)
5.38%, 05/01/26	10	10,200
4.00%, 03/01/28	125	127,115
Spirit AeroSystems, Inc.(a)
5.50%, 01/15/25	125	132,188
7.50%, 04/15/25	700	752,990
SSL Robotics LLC, 9.75%, 12/31/23(a)	676	760,162
TransDigm, Inc.
8.00%, 12/15/25(a)	115	125,235
6.25%, 03/15/26(a)	2,000	2,120,400
6.38%, 06/15/26	100	103,375
7.50%, 03/15/27	50	53,250
5.50%, 11/15/27	1,050	1,086,886
4.63%, 01/15/29(a)	260	256,373
Triumph Group, Inc.
8.88%, 06/01/24(a)	656	738,131

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
7.75%, 08/15/25	$40	$40,200
United Technologies Corp., 3.95%, 08/16/25	130	144,382

		24,207,562

Air Freight & Logistics(a) — 0.0%
Kenan Advantage Group, Inc., 7.88%, 07/31/23	15	14,963
XPO Logistics, Inc., 6.25%, 05/01/25	1,590	1,710,983

		1,725,946

Airlines — 0.2%
American Airlines Group, Inc., 3.75%, 03/01/25(a)	455	388,165
American Airlines, Inc., 11.75%, 07/15/25(a)	750	927,743
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
5.50%, 04/20/26	625	650,431
5.75%, 04/20/29	530	563,735
Delta Air Line, Inc., 7.38%, 01/15/26	3,125	3,654,046
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(a)	1,620	1,721,412
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(a)	1,188	1,302,131
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(a)	905	1,022,650
United Continental Holdings, Inc., 4.88%, 01/15/25	525	534,781

		10,765,094

Auto Components — 0.4%
Adient Global Holdings Ltd., 4.88%, 08/15/26(a)	2,000	2,067,160
Adient US LLC, 9.00%, 04/15/25(a)	355	394,050
Aptiv Corp., 4.15%, 03/15/24	1,700	1,853,970
Clarios Global LP/Clarios US Finance Co.(a)
6.25%, 05/15/26	565	600,053
8.50%, 05/15/27	510	548,887
Cooper-Standard Automotive, Inc.(a)
13.00%, 06/01/24	100	114,000
5.63%, 11/15/26	360	304,200
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(a)	140	147,700
Goodyear Tire & Rubber Co.
9.50%, 05/31/25	100	112,180
4.88%, 03/15/27	250	257,188
5.25%, 04/30/31	1,225	1,225,000
Lear Corp., 3.80%, 09/15/27	4,825	5,253,423
Meritor, Inc.(a)
6.25%, 06/01/25	325	346,125
4.50%, 12/15/28	1,850	1,855,550
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/29(a)	880	908,600
Tenneco, Inc.
5.00%, 07/15/26	659	621,107
7.88%, 01/15/29(a)	1,285	1,442,027
ZF North America Capital, Inc., 4.75%, 04/29/25(a)	150	161,030

		18,212,250

Automobiles — 1.4%
Allison Transmission, Inc.(a)
5.88%, 06/01/29	310	338,931
3.75%, 01/30/31	644	623,875
American Honda Finance Corp., 1.20%, 07/08/25	1,395	1,389,068
Asbury Automotive Group, Inc., 4.75%, 03/01/30	495	511,335
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25(a)	1,000	1,104,425

Security	Par (000)	Value

Automobiles (continued)
Carvana Co., 5.88%, 10/01/28(a)	$1,500	$1,537,500
Cummins, Inc., 0.75%, 09/01/25	4,550	4,478,656
Ford Motor Co.
8.50%, 04/21/23	2,750	3,066,250
9.00%, 04/22/25	2,185	2,646,286
4.35%, 12/08/26	200	210,750
9.63%, 04/22/30	240	334,930
4.75%, 01/15/43	150	151,110
5.29%, 12/08/46	950	998,707
Ford Motor Credit Co. LLC
4.25%, 09/20/22	250	258,600
4.38%, 08/06/23	1,000	1,045,900
5.58%, 03/18/24	400	431,716
5.13%, 06/16/25	2,350	2,538,000
4.13%, 08/04/25	1,000	1,045,925
3.38%, 11/13/25	1,230	1,250,910
4.39%, 01/08/26	1,650	1,734,266
4.13%, 08/17/27	2,000	2,065,000
4.00%, 11/13/30	1,320	1,309,427
General Motors Co.
5.40%, 10/02/23	160	173,732
6.13%, 10/01/25	600	705,545
General Motors Financial Co., Inc.
3.20%, 07/06/21	550	552,388
4.20%, 11/06/21	65	66,403
3.45%, 04/10/22	50	51,174
3.55%, 07/08/22	690	714,760
3.25%, 01/05/23	50	52,085
3.70%, 05/09/23	1,750	1,843,194
4.15%, 06/19/23	195	209,212
1.70%, 08/18/23	5,460	5,560,632
5.10%, 01/17/24	375	414,705
4.00%, 01/15/25	1,000	1,086,230
2.75%, 06/20/25	1,815	1,894,684
2.35%, 01/08/31	5,600	5,347,830
Group 1 Automotive, Inc., 4.00%, 08/15/28(a)	2,220	2,206,125
Jaguar Land Rover Automotive PLC(a)
7.75%, 10/15/25	1,250	1,354,963
4.50%, 10/01/27	400	379,436
5.88%, 01/15/28	1,240	1,258,600
Lithia Motors, Inc., 4.38%, 01/15/31(a)	1,155	1,198,826
Navistar International Corp.(a)
9.50%, 05/01/25	755	829,556
6.63%, 11/01/25	525	544,703
PACCAR Financial Corp., 1.90%, 02/07/23	325	334,009
PM General Purchaser LLC, 9.50%, 10/01/28(a)	900	960,750
Tesla, Inc., 5.30%, 08/15/25(a)	1,625	1,686,100
Toyota Motor Corp., 0.68%, 03/25/24	145	144,967
Toyota Motor Credit Corp.
0.35%, 10/14/22	3,580	3,581,206
0.50%, 08/14/23	3,560	3,561,595

		65,784,977

Banks — 1.4%
Bank of America NA, (3 mo. LIBOR US + 0.65%),
3.34%, 01/25/23(c)	500	511,965
Bank of Montreal
0.45%, 12/08/23	3,565	3,553,298
1.85%, 05/01/25	2,440	2,501,059
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	3,330	3,359,478
2.25%, 01/28/25	480	497,769

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
0.95%, 10/23/25	$1,870	$1,833,951
CIT Group, Inc.
5.00%, 08/15/22	500	526,250
5.00%, 08/01/23	420	455,700
6.13%, 03/09/28	25	29,938
Citibank NA, 3.65%, 01/23/24	400	433,048
Credit Suisse AG, New York
2.80%, 04/08/22	2,110	2,154,338
1.00%, 05/05/23	1,000	1,005,449
0.50%, 02/02/24	5,160	5,101,784
Fifth Third Bank, 1.80%, 01/30/23	585	599,803
First Republic Bank, (SOFR + 0.62%), 1.91%, 02/12/24(c)	1,085	1,110,431
Freedom Mortgage Corp., 7.63%, 05/01/26(a)	1,685	1,765,037
HSBC USA, Inc., 3.50%, 06/23/24	400	432,320
Huntington National Bank, 1.80%, 02/03/23	570	582,949
ING Groep NV, 4.10%, 10/02/23	3,570	3,864,934
Intesa Sanpaolo SpA(a)
5.02%, 06/26/24	200	218,462
5.71%, 01/15/26	1,650	1,849,303
KeyCorp., 2.25%, 04/06/27	335	343,580
MUFG Union Bank NA, 3.15%, 04/01/22	250	256,544
National Australia Bank Ltd., 1.88%, 12/13/22	250	256,543
National Bank of Canada, (1 year CMT + 0.40%), 0.55%, 11/15/24(c)	665	663,310
Royal Bank of Canada
1.60%, 04/17/23	460	471,091
1.15%, 06/10/25	2,500	2,498,711
Santander Holdings USA, Inc., 3.45%, 06/02/25	1,250	1,339,564
Santander UK Group Holdings PLC(c)
(1 year CMT + 1.25%), 1.53%, 08/21/26	3,000	2,974,983
(SOFR + 0.79%), 1.09%, 03/15/25	7,635	7,641,184
Standard Chartered PLC, (3 mo. LIBOR US + 1.46%), 7.01%(a)(c)(d)	500	650,500
SVB Financial Group, 1.80%, 02/02/31	2,575	2,374,195
Toronto-Dominion Bank
1.90%, 12/01/22	785	805,555
0.45%, 09/11/23	5,955	5,948,960
2.65%, 06/12/24	200	212,134
Truist Financial Corp.
3.05%, 06/20/22	93	95,892
1.20%, 08/05/25	3,520	3,512,392
Wells Fargo & Co.
4.60%, 04/01/21	500	500,000
(3 mo. LIBOR US + 0.83%), 2.41%, 10/30/25(c)	640	668,501
Wells Fargo Bank NA(c)
(3 mo. LIBOR US + 0.61%), 2.90%, 05/27/22	300	301,134
(3 mo. LIBOR US + 0.65%), 2.08%, 09/09/22	1,890	1,904,411

		65,806,450

Beverages — 0.3%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(a)(e)	1,350	1,417,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)
5.25%, 04/30/25	820	861,808
4.13%, 08/15/26	250	256,183
5.25%, 08/15/27	650	663,052

Security	Par (000)	Value

Beverages (continued)
Ball Corp.
4.00%, 11/15/23	$15	$15,947
5.25%, 07/01/25	50	56,500
4.88%, 03/15/26	200	223,662
2.88%, 08/15/30	910	876,557
Coca-Cola Co., 1.75%, 09/06/24	400	416,292
Constellation Brands, Inc.
4.40%, 11/15/25	1,070	1,205,997
2.88%, 05/01/30	310	316,750
Diageo Capital PLC
2.13%, 10/24/24	560	584,425
2.38%, 10/24/29	405	407,743
2.00%, 04/29/30	2,710	2,649,682
Greif, Inc., 6.50%, 03/01/27(a)	10	10,538
Keurig Dr. Pepper, Inc., 4.06%, 05/25/23	664	712,400
Mauser Packaging Solutions Holding Co.(a)
5.50%, 04/15/24	25	25,344
7.25%, 04/15/25	300	300,000
Owens-Brockway Glass Container, Inc.(a)
5.88%, 08/15/23	200	214,250
6.63%, 05/13/27	250	271,781
PepsiCo, Inc.
2.25%, 03/19/25	850	895,105
2.63%, 03/19/27	535	569,049
Silgan Holdings, Inc., 4.13%, 02/01/28	207	212,655

		13,163,220

Biotechnology — 0.0%
Emergent BioSolutions, Inc., 3.88%, 08/15/28(a)	1,310	1,280,525
Gilead Sciences, Inc., 0.75%, 09/29/23	485	485,563
Royalty Pharma PLC(a)
0.75%, 09/02/23	165	164,836
1.20%, 09/02/25	60	58,759

		1,989,683

Building Materials — 0.4%
Allegion US Holding Co., Inc., 3.20%, 10/01/24	1,900	2,015,687
Boise Cascade Co., 4.88%, 07/01/30(a)	1,540	1,613,150
Builders FirstSource, Inc.(a)
6.75%, 06/01/27	143	153,904
5.00%, 03/01/30	870	912,238
Carrier Global Corp.
2.24%, 02/15/25	2,055	2,127,846
2.49%, 02/15/27	1,200	1,239,239
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25(a)	500	537,500
Griffon Corp., 5.75%, 03/01/28	270	287,213
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	1,200	1,269,000
Louisiana Pacific Corp., 3.63%, 03/15/29(a)	2,950	2,868,875
Masonite International Corp., 5.38%, 02/01/28(a)	1,650	1,751,062
Norbord, Inc., 5.75%, 07/15/27(a)	1,215	1,294,947
PGT Escrow Issuer, Inc., 6.75%, 08/01/26(a)	750	796,875
Pisces Midco, Inc., 8.00%, 04/15/26(a)	250	260,325
SRM Escrow Issuer LLC, 6.00%, 11/01/28(a)	500	524,000
Standard Industries, Inc.(a)
4.75%, 01/15/28	25	25,915
4.38%, 07/15/30	1,250	1,261,250

4

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Srategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(a)	$155	$161,781
US Concrete, Inc., 5.13%, 03/01/29(a)	465	478,950

		19,579,757

Building Products — 0.1%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(a)	855	895,672
BCPE Ulysses Intermediate, Inc., (7.75% Cash or 8.50% PIK), 7.75%, 04/01/27(a)(e)	485	503,187
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(a)	500	511,250
Foundation Building Materials, Inc., 6.00%, 03/01/29(a)	275	271,563
Home Depot, Inc., 2.50%, 04/15/27	150	157,884
LBM Acquisition LLC, 6.25%, 01/15/29(a)	475	489,250
Lowe’s Cos., Inc., 4.00%, 04/15/25	1,930	2,135,268
Park River Holdings Inc., 5.63%, 02/01/29(a)	450	435,937
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(a)	285	294,263
White Cap Buyer LLC, 6.88%, 10/15/28(a)	380	403,442

		6,097,716

Capital Markets — 1.0%
AG Issuer LLC, 6.25%, 03/01/28(a)	520	544,050
Ameriprise Financial, Inc., 3.00%, 04/02/25	860	914,997
Ares Capital Corp.
3.63%, 01/19/22	1,180	1,204,570
3.50%, 02/10/23	1,300	1,355,510
4.20%, 06/10/24	880	948,836
4.25%, 03/01/25	50	53,642
3.25%, 07/15/25	850	876,795
3.88%, 01/15/26	3,714	3,914,152
2.15%, 07/15/26	6,121	5,960,776
Bank of New York Mellon Corp., 1.85%, 01/27/23	315	324,085
Brookfield Asset Management, Inc., 4.00%, 01/15/25	1,000	1,092,496
Brookfield Finance, Inc. 4.00%, 04/01/24	300	325,759
3.90%, 01/25/28	55	60,432
Charles Schwab Corp., 0.75%, 03/18/24	935	940,034
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	1,515	1,588,371
FS KKR Capital Corp. 4.63%, 07/15/24	750	796,224
4.13%, 02/01/25	105	107,962
Goldman Sachs BDC, Inc., 2.88%, 01/15/26	5,445	5,503,428
Golub Capital BDC, Inc., 2.50%, 08/24/26	1,245	1,217,984
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24	320	332,299
6.38%, 12/15/25	1,100	1,135,750
6.25%, 05/15/26	610	638,975
5.25%, 05/15/27	300	309,750
4.38%, 02/01/29(a)	2,540	2,482,113
LPL Holdings, Inc., 4.63%, 11/15/27(a)	590	612,125
NFP Corp., 6.88%, 08/15/28(a)	2,665	2,764,937
Nomura Holdings, Inc. 2.65%, 01/16/25	1,620	1,675,623
1.85%, 07/16/25	4,520	4,510,450
Owl Rock Capital Corp., 4.00%, 03/30/25	1,000	1,047,505

Security	Par (000)	Value

Capital Markets (continued)
RP Escrow Issuer LLC, 5.25%, 12/15/25(a)	$325	$336,781
StoneX Group, Inc., 8.63%, 06/15/25(a)	3,424	3,616,600

		47,193,011

Chemicals — 1.1%
Air Products and Chemicals, Inc.
1.85%, 05/15/27	2,380	2,407,319
2.05%, 05/15/30	1,125	1,107,292
Ashland LLC, 4.75%, 08/15/22	4	4,150
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	1,080	1,053,216
Celanese US Holdings LLC, 3.50%, 05/08/24	2,045	2,192,746
CF Industries, Inc.
4.95%, 06/01/43	325	372,232
5.38%, 03/15/44	650	771,062
Chemours Co.
5.75%, 11/15/28(a)	2,170	2,284,826
163851AE8, 5.38%, 05/15/27	939	995,340
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23(a)	525	529,594
DuPont de Nemours, Inc., 2.17%, 05/01/23	890	893,757
Element Solutions, Inc., 3.88%, 09/01/28(a)	1,290	1,272,907
FMC Corp., 3.20%, 10/01/26	1,707	1,833,957
Huntsman International LLC, 5.13%, 11/15/22	5,716	6,029,437
Ingevity Corp., 3.88%, 11/01/28(a)	1,770	1,716,900
International Flavors & Fragrances, Inc., 4.45%, 09/26/28	40	45,339
Methanex Corp. 5.13%, 10/15/27	1,585	1,620,662
5.25%, 12/15/29	1,200	1,237,722
5.65%, 12/01/44	300	298,500
Minerals Technologies, Inc., 5.00%, 07/01/28(a)	3,250	3,351,562
Olin Corp. 9.50%, 06/01/25(a)	350	432,163
5.13%, 09/15/27	50	51,750
5.63%, 08/01/29	500	539,288
5.00%, 02/01/30	2,000	2,094,970
PPG Industries, Inc., 1.20%, 03/15/26	2,610	2,557,940
Rayonier AM Products, Inc., 7.63%, 01/15/26(a)	2,825	3,001,562
Sherwin-Williams Co. 3.13%, 06/01/24	2,590	2,758,961
3.45%, 06/01/27	640	698,482
2.95%, 08/15/29	1,640	1,707,920
2.30%, 05/15/30	500	492,436
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(a)
5.38%, 09/01/25	900	925,110
5.13%, 04/01/29	515	531,094
Tronox, Inc.(a)
6.50%, 05/01/25	205	219,863
4.63%, 03/15/29	385	385,481
Valvoline, Inc., 3.63%, 06/15/31(a)	470	454,725
WESCO Distribution, Inc.(a)
7.13%, 06/15/25	405	442,868
7.25%, 06/15/28	2,770	3,092,414

		50,405,547

Commercial Services & Supplies — 0.4%
Alta Equipment Group, Inc., 5.63%, 04/15/26(a)(f)	290	293,987
AMN Healthcare, Inc., 4.63%, 10/01/27(a)	590	603,275
APX Group, Inc., 6.75%, 02/15/27(a)	670	718,722

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services & Supplies (continued)
ASGN, Inc., 4.63%, 05/15/28(a)	$2,090	$2,156,211
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)
5.75%, 07/15/27	400	414,500
5.38%, 03/01/29	180	186,197
Cimpress PLC, 7.00%, 06/15/26(a)	1,490	1,572,993
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/01/25(a)	1,525	1,593,625
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/27(a)	2,825	3,216,969
Herc Holdings, Inc., 5.50%, 07/15/27(a)	400	425,680
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)
5.25%, 04/15/24	100	106,665
5.75%, 04/15/26	800	865,640
3.38%, 08/31/27	290	281,300
6.25%, 01/15/28	185	192,583
Rent-A-Center, Inc., 6.38%, 02/15/29(a)	160	169,600
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(a)	2,100	2,160,585
United Rentals North America, Inc.
5.50%, 05/15/27	500	533,250
4.88%, 01/15/28	50	52,669
5.25%, 01/15/30	50	54,265
4.00%, 07/15/30	155	157,751
3.88%, 02/15/31	1,115	1,120,575

		16,877,042

Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28(a)	1,480	1,571,116
CommScope Technologies LLC, 6.00%, 06/15/25(a)	21	21,421
CommScope, Inc.(a)
6.00%, 03/01/26	2,000	2,107,370
8.25%, 03/01/27	50	53,500
7.13%, 07/01/28	1,000	1,062,080
Motorola Solutions, Inc.
4.00%, 09/01/24	54	59,143
4.60%, 02/23/28	50	56,917
4.60%, 05/23/29	600	680,584
2.30%, 11/15/30	200	189,157
Nokia OYJ, 6.63%, 05/15/39	300	369,168
Plantronics, Inc., 4.75%, 03/01/29(a)	2,725	2,677,313
ViaSat, Inc.(a)
5.63%, 09/15/25	100	101,646
5.63%, 04/15/27	400	419,566
6.50%, 07/15/28	1,035	1,089,917

		10,458,898

Construction & Engineering — 0.2%
AECOM
5.88%, 10/15/24	50	56,178
5.13%, 03/15/27	1,308	1,423,267
Arcosa, Inc., 4.38%, 04/15/29	430	430,000
Brundage-Bone Concrete Pumping Holdings, Inc.,
6.00%, 02/01/26(a)	3,730	3,888,525
Fluor Corp., 4.25%, 09/15/28	1,400	1,416,100
Weekley Homes LLC/Weekley Finance Corp.,
4.88%, 09/15/28(a)	225	230,625

		7,444,695

Security	Par (000)	Value

Construction Materials — 0.2%
Avient Corp.
5.25%, 03/15/23	$35	$37,695
5.75%, 05/15/25(a)	2,950	3,134,375
G-III Apparel Group Ltd., 7.88%, 08/15/25(a)	3,300	3,588,750
H&E Equipment Services, Inc., 3.88%, 12/15/28(a)	1,555	1,512,238
Performance Food Group, Inc., 5.50%, 10/15/27(a)	100	104,576
Picasso Finance Sub, Inc., 6.13%, 06/15/25(a)	234	248,625
Williams Scotsman International, Inc., 4.63%, 08/15/28(a)	235	239,406
Winnebago Industries, Inc., 6.25%, 07/15/28(a)	140	149,975

		9,015,640

Consumer Discretionary — 0.3%
Carnival Corp.(a)
11.50%, 04/01/23	1,900	2,177,875
7.63%, 03/01/26	310	333,033
9.88%, 08/01/27	510	600,469
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26(a)	205	208,587
Life Time, Inc.(a)
5.75%, 01/15/26	145	149,176
8.00%, 04/15/26	165	169,950
NCL Corp. Ltd., 10.25%, 02/01/26(a)	500	586,650
Nielsen Finance LLC/Nielsen Finance Co., 5.88%, 10/01/30(a)	400	433,500
Royal Caribbean Cruises Ltd.(a)
10.88%, 06/01/23	50	57,515
9.13%, 06/15/23	90	99,174
11.50%, 06/01/25	3,180	3,708,675
Scotts Miracle-Gro Co., 4.50%, 10/15/29	2,000	2,061,900
Signal Parent, Inc., 6.13%, 04/01/29(a)(f)	1,850	1,831,500
Viking Cruises Ltd., 13.00%, 05/15/25(a)	1,000	1,175,625

		13,593,629

Consumer Finance — 1.0%
American Express Co.
3.70%, 11/05/21	500	508,611
2.75%, 05/20/22	100	102,491
2.50%, 08/01/22	50	51,346
3.40%, 02/27/23	50	52,626
2.50%, 07/30/24	290	306,124
Capital One Financial Corp., 3.20%, 01/30/23	660	690,941
CPI CG, Inc., 8.63%, 03/15/26(a)	285	298,538
Curo Group Holdings Corp., 8.25%, 09/01/25(a)	550	551,375
Enova International, Inc., 8.50%, 09/15/25(a)	850	882,130
Equifax, Inc.
2.60%, 12/15/25	105	110,071
3.10%, 05/15/30	205	212,788
Global Payments, Inc.
4.00%, 06/01/23	3,550	3,800,750
1.20%, 03/01/26	3,885	3,824,484
2.90%, 05/15/30	350	357,293
goeasy Ltd., 5.38%, 12/01/24(a)	555	575,119
IHS Markit Ltd.
4.13%, 08/01/23	2,035	2,180,726
3.63%, 05/01/24	80	85,826
4.25%, 05/01/29	150	168,965
Mastercard, Inc.
2.95%, 11/21/26	380	409,988
3.30%, 03/26/27	210	230,833
3.50%, 02/26/28	30	33,155
2.95%, 06/01/29	260	278,792

6

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
1.90%, 03/15/31	$6,757	$6,641,666
MPH Acquisition Holdings LLC, 5.75%, 11/01/28(a) .	1,530	1,491,750
Navient Corp.
6.63%, 07/26/21	25	25,469
7.25%, 09/25/23	1,100	1,190,567
6.13%, 03/25/24	50	52,938
5.88%, 10/25/24	25	26,253
6.75%, 06/25/25	200	217,150
6.75%, 06/15/26	150	162,600
5.00%, 03/15/27	450	451,125
4.88%, 03/15/28	3,285	3,215,194
5.63%, 08/01/33	250	233,588
OneMain Finance Corp.
6.13%, 05/15/22	50	52,375
6.88%, 03/15/25	250	284,356
8.88%, 06/01/25	710	786,538
7.13%, 03/15/26	490	565,142
6.63%, 01/15/28	100	113,331
5.38%, 11/15/29	1,995	2,122,181
PayPal Holdings, Inc.
2.20%, 09/26/22	3,055	3,135,054
1.35%, 06/01/23	900	915,913
2.40%, 10/01/24	170	178,634
2.65%, 10/01/26	205	216,918
2.85%, 10/01/29	350	364,642
2.30%, 06/01/30	695	688,473
S&P Global, Inc.
2.50%, 12/01/29	115	117,796
1.25%, 08/15/30	1,905	1,744,136
Sabre GLBL, Inc., 7.38%, 09/01/25(a)	600	654,780
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(a)	150	155,625
SLM Corp., 4.20%, 10/29/25	1,275	1,338,775
Springleaf Finance Corp., 6.13%, 03/15/24	1,100	1,188,000
Verscend Escrow Corp., 9.75%, 08/15/26(a)	15	16,083
Visa, Inc.
1.90%, 04/15/27	300	307,478
2.05%, 04/15/30	1,210	1,207,880

		45,575,382

Containers & Packaging — 0.3%
Berry Global, Inc.
5.13%, 07/15/23	29	29,326
4.88%, 07/15/26(a)	150	158,723
Cascades, Inc./Cascades USA, Inc.(a)
5.13%, 01/15/26	200	212,250
5.38%, 01/15/28	1,495	1,569,750
Clearwater Paper Corp.(a)
5.38%, 02/01/25	35	37,100
4.75%, 08/15/28	625	629,688
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	1,000	1,037,000
Graham Packaging Co., Inc., 7.13%, 08/15/28(a)	300	319,125
Graphic Packaging International LLC(a)
3.50%, 03/15/28	250	248,750
3.50%, 03/01/29	450	437,625
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28(a)	1,970	2,034,025
LABL Escrow Issuer LLC, 6.75%, 07/15/26(a)	500	535,625

Security	Par (000)	Value

Containers & Packaging (continued)
Mercer International, Inc., 5.13%, 02/01/29(a)	$1,445	$1,497,020
Plastipak Holdings, Inc., 6.25%, 10/15/25(a)	200	205,750
Resolute Forest Products Inc., 4.88%, 03/01/26(a)	853	855,133
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 4.00%, 10/15/27(a)	500	490,000
Sealed Air Corp.(a)
5.50%, 09/15/25	25	27,375
4.00%, 12/01/27	2,200	2,252,250
6.88%, 07/15/33	500	615,265

		13,191,780

Diversified Consumer Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26(a)	20	21,210
Carriage Services, Inc., 6.63%, 06/01/26(a)	400	420,000
Graham Holdings Co., 5.75%, 06/01/26(a)	540	564,354
Service Corp. International
4.63%, 12/15/27	50	52,687
5.13%, 06/01/29	55	59,026
3.38%, 08/15/30	1,055	1,029,733

		2,147,010

Diversified Financial Services — 6.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 09/15/23	1,760	1,893,073
Air Lease Corp.
3.50%, 01/15/22	1,030	1,053,265
2.25%, 01/15/23	2,000	2,052,519
3.38%, 07/01/25	715	755,242
2.88%, 01/15/26	1,415	1,468,231
Ally Financial, Inc.
3.05%, 06/05/23	220	230,038
1.45%, 10/02/23	2,370	2,405,880
5.13%, 09/30/24	25	28,181
5.75%, 11/20/25	150	170,412
Banco Santander SA
3.85%, 04/12/23	4,000	4,253,523
2.75%, 05/28/25	800	835,863
Bank of America Corp.
3.30%, 01/11/23	2,000	2,101,136
4.00%, 01/22/25	2,180	2,387,340
3.88%, 08/01/25	1,000	1,104,502
(3 mo. LIBOR US + 0.79%), 3.00%, 12/20/23(c)	3,253	3,383,266
(3 mo. LIBOR US + 0.87%), 2.46%, 10/22/25(c)	2,000	2,096,380
(3 mo. LIBOR US + 0.94%), 3.86%, 07/23/24(c)	3,210	3,438,144
(3 mo. LIBOR US + 0.97%), 3.46%, 03/15/25(c)	200	214,754
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(c)	50	51,196
(3 mo. LIBOR US + 1.06%), 3.56%, 04/23/27(c)	1,500	1,632,259
(3 mo. LIBOR US + 1.16%), 3.12%, 01/20/23(c)	3,200	3,268,219
(3 mo. LIBOR US + 1.31%), 4.27%, 07/23/29(c)	1,605	1,804,513
(SOFR + 0.74%), 0.81%, 10/24/24(c)	3,715	3,724,207
(SOFR + 0.91%), 0.98%, 09/25/25(c)	1,010	1,007,374
(SOFR + 1.15%), 1.32%, 06/19/26(c)	8,520	8,494,011
(SOFR + 1.22%), 2.65%, 03/11/32(c)	290	290,740
Bank of Nova Scotia, 1.05%, 03/02/26	3,800	3,739,576
Barclays PLC
5.20%, 05/12/26	400	452,084
(1 year CMT + 0.80%), 1.01%, 12/10/24(c)	2,690	2,687,787
(3 mo. LIBOR US + 2.45%), 2.85%, 05/07/26(c)	1,150	1,203,866
(3 mo. LIBOR US + 3.05%), 5.09%, 06/20/30(c)	200	226,518

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Citigroup, Inc.
2.90%, 12/08/21	$500	$507,952
4.50%, 01/14/22	50	51,621
2.75%, 04/25/22	1,100	1,126,110
3.75%, 06/16/24	2,500	2,725,166
4.45%, 09/29/27	240	270,861
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(c)	2,725	2,916,321
(3 mo. LIBOR US + 0.95%), 2.88%, 07/24/23(c)	1,385	1,426,628
(3 mo. LIBOR US + 1.02%), 4.04%, 06/01/24(c)	50	53,592
(3 mo. LIBOR US + 1.15%), 3.52%, 10/27/28(c)	1,140	1,233,127
(SOFR + 0.69%), 0.78%, 10/30/24(c)	13,120	13,111,085
(SOFR + 0.87%), 2.31%, 11/04/22(c)	1,500	1,515,962
(SOFR + 1.42%), 2.98%, 11/05/30(c)	2,950	3,050,854
(SOFR + 1.67%), 1.68%, 05/15/24(c)	1,960	1,999,925
(SOFR + 2.84%), 3.11%, 04/08/26(c)	4,485	4,787,572
Credit Acceptance Corp., 6.63%, 03/15/26	360	378,900
Deutsche Bank AG
3.95%, 02/27/23	2,000	2,112,316
4.50%, 04/01/25	1,400	1,496,164
1.69%, 03/19/26	6,210	6,196,204
(5 year USD ICE Swap + 2.55%), 4.88%, 12/01/32(c)	900	960,201
(5 year USD Swap + 2.25%), 4.30%, 05/24/28(c) .	2,650	2,718,970
(SOFR + 1.87%), 2.13%, 11/24/26(c)	2,175	2,180,473
(SOFR + 2.16%), 2.22%, 09/18/24(c)	2,005	2,058,068
(SOFR + 2.76%), 3.73%, 01/14/32(c)	900	872,670
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(a)(e)	53	51,354
Goldman Sachs Group, Inc.
5.25%, 07/27/21	150	152,314
5.75%, 01/24/22	500	521,769
3.20%, 02/23/23	1,500	1,569,658
3.63%, 02/20/24	4,490	4,831,913
4.00%, 03/03/24	1,000	1,089,705
3.50%, 01/23/25	1,060	1,143,899
3.50%, 04/01/25	2,895	3,136,480
3.75%, 05/22/25	75	81,873
4.25%, 10/21/25	530	591,586
3.75%, 02/25/26	75	82,392
3.50%, 11/16/26	35	37,935
2.60%, 02/07/30	3,090	3,127,581
3.80%, 03/15/30	900	991,278
(3 mo. LIBOR US + 1.05%), 2.91%, 06/05/23(c)	790	811,189
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(c)	3,015	3,303,305
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(c)	125	134,134
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(c)	250	280,454
(SOFR + 0.61%), 0.86%, 02/12/26(c)	3,505	3,445,073
(SOFR + 0.80%), 1.43%, 03/09/27(c)	14,780	14,647,662
(SOFR + 1.09%), 1.99%, 01/27/32(c)	4,190	3,976,499
Series VAR, (SOFR + 0.54%), 0.63%, 11/17/23(c)	5,680	5,681,022
Series VAR, (SOFR + 0.79%), 1.09%, 12/09/26(c)	6,100	5,977,340
Horizon Pharma USA, Inc., 5.50%, 08/01/27(a)	2,450	2,615,375
HSBC Holdings PLC
3.60%, 05/25/23	1,500	1,596,350
4.25%, 08/18/25	500	549,778
(3 mo. LIBOR US + 1.06%), 3.26%, 03/13/23(c)	1,200	1,230,142
(SOFR + 1.54%), 1.65%, 04/18/26(c)	1,225	1,225,752

Security	Par (000)	Value

Diversified Financial Services (continued)
Intercontinental Exchange, Inc.
0.70%, 06/15/23	$2,090	$2,092,075
3.75%, 12/01/25	2,105	2,308,116
2.10%, 06/15/30	940	902,744
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.25%, 06/03/26(a)	200	210,000
John Deere Capital Corp., 2.60%, 03/07/24	40	42,364
JPMorgan Chase & Co.
3.25%, 09/23/22	1,000	1,043,301
2.97%, 01/15/23	600	612,001
3.88%, 09/10/24	25	27,408
3.13%, 01/23/25	50	53,569
3.30%, 04/01/26	650	707,247
(3 mo. LIBOR US + 0.70%), 3.21%, 04/01/23(c)	2,700	2,773,274
(3 mo. LIBOR US + 0.94%), 2.78%, 04/25/23(c)	790	809,004
(3 mo. LIBOR US + 0.95%), 3.51%, 01/23/29(c)	750	810,991
(3 mo. LIBOR US + 1.00%), 4.02%, 12/05/24(c)	3,150	3,417,504
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(c)	50	53,344
(3 mo. LIBOR US + 1.16%), 3.70%, 05/06/30(c)	955	1,040,910
(3 mo. LIBOR US + 1.25%), 3.96%, 01/29/27(c)	1,300	1,437,744
(3 mo. LIBOR US + 1.26%), 4.20%, 07/23/29(c)	35	39,595
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(c)	300	330,655
(SOFR + 0.60%), 0.65%, 09/16/24(c)	3,970	3,977,721
(SOFR + 0.80%), 1.05%, 11/19/26(c)	8,505	8,306,889
(SOFR + 1.16%), 2.30%, 10/15/25(c)	4,160	4,330,293
(SOFR + 1.51%), 2.74%, 10/15/30(c)	1,000	1,016,320
(SOFR + 2.52%), 2.96%, 05/13/31(c)	4,720	4,807,279
(SOFR + 3.79%), 4.49%, 03/24/31(c)	8,270	9,528,473
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27(a)	230	226,550
Lloyds Banking Group PLC, (1 year CMT + 0.55%), 0.70%, 05/11/24(c)	5,135	5,132,774
Mitsubishi UFJ Financial Group, Inc., 2.05%, 07/17/30	1,760	1,693,977
Mizuho Financial Group, Inc.(c)
(3 mo. LIBOR US + 0.61%), 0.85%, 09/08/24	3,330	3,336,969
(3 mo. LIBOR US + 0.99%), 1.24%, 07/10/24	2,490	2,516,194
(3 mo. LIBOR US + 1.00%), 3.92%, 09/11/24	2,823	3,029,602
Morgan Stanley
3.70%, 10/23/24	25	27,369
(3 mo. LIBOR US + 0.85%), 3.74%, 04/24/24(c)	3,130	3,327,550
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28(c)	325	354,310
(SOFR + 0.46%), 0.53%, 01/25/24(c)	13,300	13,275,758
(SOFR + 0.72%), 0.99%, 12/10/26(c)	12,180	11,888,814
(SOFR + 1.14%), 2.70%, 01/22/31(c)	2,090	2,126,634
(SOFR + 1.99%), 2.19%, 04/28/26(c)	1,310	1,353,534
(SOFR + 3.12%), 3.62%, 04/01/31(c)	13,680	14,852,984
Series I, (SOFR + 0.75%), 0.86%, 10/21/25(c)	3,590	3,570,634
Natwest Group PLC, (1 year CMT + 2.15%), 2.36%, 05/22/24(c)	470	484,912
ORIX Corp., 2.90%, 07/18/22	25	25,759
Spectrum Brands, Inc.(a)
5.00%, 10/01/29	20	21,100
3.88%, 03/15/31	1,380	1,350,675
Stena International SA, 6.13%, 02/01/25(a)	200	201,974
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25	360	373,665
1.47%, 07/08/25	8,572	8,575,764
2.13%, 07/08/30	1,830	1,766,545

8

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
UniCredit SPA, (5 year CMT + 4.75%), 5.46%, 06/30/35(a)(c)	$3,625	$3,842,269
United Wholesale Mortgage LLC, 5.50%, 04/15/29(f)	2,010	2,010,000

		311,133,790

Diversified Telecommunication Services — 1.0%
AT&T, Inc., 1.70%, 03/25/26	10,980	10,976,145
Consolidated Communications, Inc.(a) 5.00%, 10/01/28	430	433,354
6.50%, 10/01/28	250	270,033
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	5,400	8,008,802
Frontier Communications Corp.(a) 5.88%, 10/15/27	85	90,100
5.00%, 05/01/28	2,275	2,316,814
6.75%, 05/01/29	165	174,026
Level 3 Financing, Inc. 5.25%, 03/15/26	25	25,750
4.63%, 09/15/27(a)	95	97,771
3.63%, 01/15/29(a)	1,700	1,646,875
3.75%, 07/15/29(a)	650	636,122
Lumen Technologies, Inc. 5.63%, 04/01/25	2,400	2,589,000
5.13%, 12/15/26(a)	495	521,423
4.00%, 02/15/27(a)	285	291,108
4.50%, 01/15/29(a)	1,415	1,380,049
Series G, 6.88%, 01/15/28	50	55,672
Series P, 7.60%, 09/15/39	50	57,250
Series W, 6.75%, 12/01/23	100	110,386
Series Y, 7.50%, 04/01/24	25	28,021
Sprint Capital Corp. 6.88%, 11/15/28	1,071	1,350,499
8.75%, 03/15/32	3,120	4,613,700
Switch Ltd., 3.75%, 09/15/28(a)	1,200	1,181,664
Telecom Italia Capital SA 6.38%, 11/15/33	900	1,059,354
6.00%, 09/30/34	850	964,027
7.20%, 07/18/36	1,200	1,514,439
7.72%, 06/04/38	50	66,688
Verizon Communications, Inc. 0.75%, 03/22/24	90	90,099
3.38%, 02/15/25	3,000	3,254,002
3.00%, 03/22/27	440	470,810
4.33%, 09/21/28	350	400,704
1.68%, 10/30/30(a)	2,273	2,108,745
Zayo Group Holdings, Inc.(a) 4.00%, 03/01/27	505	496,162
6.13%, 03/01/28	310	318,137

		47,597,731

Education — 0.1%
Adtalem Global Education, Inc., 5.50%, 03/01/28(a)	2,562	2,529,488

Electric Utilities — 0.9%
AEP Texas, Inc., 3.95%, 06/01/28	50	55,321
Ameren Corp., 3.50%, 01/15/31	140	148,575
Atlantic City Electric Co., 4.00%, 10/15/28	50	55,828
Avangrid, Inc., 3.80%, 06/01/29	100	110,003
Berkshire Hathaway Energy Co. 4.05%, 04/15/25	330	364,119
3.25%, 04/15/28	100	107,802

Security	Par (000)	Value

Electric Utilities (continued)
Berkshire Hathaway Energy Co. (continued) 1.65%, 05/15/31	$245	$227,764
Commonwealth Edison Co., 2.20%, 03/01/30	170	168,558
Consolidated Edison Co. of New York, Inc., Series 20A, 3.35%, 04/01/30	330	352,948
Dominion Energy, Inc. 2.72%, 08/15/21(b)	500	504,160
4.25%, 06/01/28	165	186,647
Series B, 2.75%, 01/15/22	50	50,811
Series B, 3.60%, 03/15/27	1,300	1,434,867
Series C, 3.38%, 04/01/30	310	330,063
DPL, Inc., 4.35%, 04/15/29	200	214,797
DTE Electric Co., Series C, 2.63%, 03/01/31	390	399,701
DTE Energy Co. Series C, 3.40%, 06/15/29	130	137,929
Series D, 3.70%, 08/01/23	380	404,819
Series F, 1.05%, 06/01/25	630	621,785
Duke Energy Corp. 3.05%, 08/15/22	50	51,432
3.75%, 04/15/24	1,180	1,272,599
2.65%, 09/01/26	1,100	1,150,967
3.40%, 06/15/29	255	272,626
Duke Energy Florida LLC, 1.75%, 06/15/30	115	108,765
Entergy Corp., 0.90%, 09/15/25	290	283,189
Entergy Louisiana LLC, 1.60%, 12/15/30	2,520	2,347,192
Entergy Texas, Inc., 4.00%, 03/30/29	50	55,455
Evergy, Inc., 2.90%, 09/15/29	100	101,914
Eversource Energy Series L, 2.90%, 10/01/24	800	853,056
Series N, 3.80%, 12/01/23	100	108,060
Exelon Corp., 3.95%, 06/15/25	1,500	1,639,134
Exelon Generation Co. LLC, 3.25%, 06/01/25	770	822,095
FirstEnergy Corp. Series C, 5.35%, 07/15/47	500	561,586
Series C, 3.40%, 03/01/50	1,000	875,000
Florida Power & Light Co., 2.85%, 04/01/25	35	37,356
Georgia Power Co. 3.25%, 03/30/27	50	53,698
Series B, 2.65%, 09/15/29	700	714,194
Interstate Power and Light Co., 2.30%, 06/01/30	310	305,770
MidAmerican Energy Co., 3.65%, 04/15/29	310	343,874
National Rural Utilities Cooperative Finance Corp. 1.00%, 06/15/26	6,475	6,306,155
3.70%, 03/15/29	100	109,487
2.40%, 03/15/30	1,105	1,095,269
Nevada Power Co., Series DD, 2.40%, 05/01/30	700	697,601
NextEra Energy Capital Holdings, Inc. 2.80%, 01/15/23	1,080	1,122,940
0.65%, 03/01/23	4,805	4,820,363
2.75%, 05/01/25	145	153,228
3.50%, 04/01/29	150	161,039
2.75%, 11/01/29	1,005	1,029,901
NextEra Energy Operating Partners LP(a) 4.25%, 07/15/24	30	31,575
4.25%, 09/15/24	25	26,375
4.50%, 09/15/27	1,100	1,189,375
Pacific Gas and Electric Co. 1.75%, 06/16/22	330	330,501
3.15%, 01/01/26	1,750	1,822,810
2.10%, 08/01/27	35	34,268

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
PG&E Corp., 5.25%, 07/01/30	$1,580	$1,674,800
PSEG Power LLC, 3.85%, 06/01/23	100	106,610
Public Service Enterprise Group, Inc., 1.60%, 08/15/30	110	101,305
Sempra Energy, 3.40%, 02/01/28	50	53,622
Southern California Edison Co. 2.85%, 08/01/29	115	116,717
Series B, 3.65%, 03/01/28	770	839,114
Talen Energy Supply LLC(a) 10.50%, 01/15/26	125	111,875
7.25%, 05/15/27	60	61,342
6.63%, 01/15/28	1,600	1,598,304
Tucson Electric Power Co., 1.50%, 08/01/30	30	27,785
Union Electric Co. 3.50%, 03/15/29	50	54,493
2.95%, 03/15/30	240	251,658

		41,762,971

Electrical Equipment(a) — 0.1%
FXI Holdings, Inc. 7.88%, 11/01/24	150	154,500
12.25%, 11/15/26	250	285,625
GrafTech Finance, Inc., 4.63%, 12/15/28	3,152	3,175,640

		3,615,765

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., 2.05%, 03/01/25	105	108,331
BWX Technologies, Inc., 4.13%, 06/30/28(a)	1,245	1,260,563
CDW LLC/CDW Finance Corp. 5.50%, 12/01/24	100	109,596
4.13%, 05/01/25	220	228,800
4.25%, 04/01/28	605	626,175
Energizer Holdings, Inc., 4.75%, 06/15/28(a)	170	175,313
Keysight Technologies, Inc. 4.55%, 10/30/24	2,000	2,231,800
4.60%, 04/06/27	130	148,825
3.00%, 10/30/29	80	83,057
Trimble, Inc., 4.90%, 06/15/28	760	876,713
Xerox Corp., 4.38%, 03/15/23	100	104,625
Xerox Holdings Corp., 5.50%, 08/15/28(a)	1,500	1,552,972

		7,506,770

Energy Equipment & Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(a)	1,745	1,772,571
Baker Hughes a GE Co. LLC/Baker Hughes Co- Obligor, Inc., 4.49%, 05/01/30	2,420	2,756,835
Bristow Group, Inc., 6.88%, 03/01/28(a)	375	373,785
NOV, Inc., 3.60%, 12/01/29	243	244,384
Oceaneering International, Inc., 4.65%, 11/15/24	250	241,282
TechnipFMC PLC, 6.50%, 02/01/26(a)	350	366,220
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27	1,000	1,030,000
Weatherford International Ltd., 11.00%, 12/01/24(a)	100	96,000

		6,881,077

Environmental, Maintenance, & Security Service — 0.1%
Clean Harbors, Inc., 4.88%, 07/15/27(a)	325	342,875
GFL Environmental, Inc.(a) 3.75%, 08/01/25	127	128,905
5.13%, 12/15/26	180	189,675
4.00%, 08/01/28	1,510	1,460,925
3.50%, 09/01/28	500	485,000

Security	Par (000)	Value

Environmental, Maintenance, & Security Service (continued)
Stericycle, Inc., 3.88%, 01/15/29(a)	$170	$167,875
Tervita Corp., 11.00%, 12/01/25(a)	625	709,375
Waste Connections, Inc., 2.60%, 02/01/30	110	110,469

		3,595,099

Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp. 3.50%, 01/31/23	2,545	2,677,917
0.60%, 01/15/24	4,360	4,352,812
5.00%, 02/15/24	1,570	1,751,827
2.95%, 01/15/25	200	212,669
Brixmor Operating Partnership LP, 4.05%, 07/01/30	120	129,259
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(a)	275	283,113
Camden Property Trust 3.15%, 07/01/29	1,000	1,057,560
2.80%, 05/15/30	220	225,680
Digital Realty Trust LP, 4.75%, 10/01/25	1,510	1,716,478
Equinix, Inc. 2.63%, 11/18/24	5,150	5,426,400
1.25%, 07/15/25	1,075	1,065,997
ESH Hospitality, Inc., 5.25%, 05/01/25(a)	500	510,000
Essex Portfolio LP, 1.70%, 03/01/28	9,355	9,006,634
Federal Realty Investment Trust, 3.50%, 06/01/30	1,315	1,377,828
Iron Mountain, Inc.(a) 4.88%, 09/15/27	50	51,156
5.25%, 03/15/28	1,000	1,038,750
4.88%, 09/15/29	30	30,374
5.25%, 07/15/30	1,340	1,382,612
4.50%, 02/15/31	300	296,580
5.63%, 07/15/32	700	731,500
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.63%, 05/01/24	1,050	1,127,037
4.63%, 06/15/25(a)	2,210	2,330,887
5.75%, 02/01/27	160	176,390
3.88%, 02/15/29(a)	620	617,597
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/27	1,100	1,157,205
4.63%, 08/01/29	50	52,602
3.50%, 03/15/31	840	824,309
Omega Healthcare Investors, Inc. 4.50%, 01/15/25	2,000	2,161,648
4.50%, 04/01/27	650	708,497
3.63%, 10/01/29	1,000	1,021,085
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.Issuer, 5.88%, 10/01/28(a)	3,615	3,832,804
Public Storage 0.88%, 02/15/26	1,500	1,467,188
3.39%, 05/01/29	450	491,093
Realty Income Corp. 4.65%, 08/01/23	1,000	1,084,368
3.25%, 01/15/31	480	506,676
RHP Hotel Properties LP/RHP Finance Corp. 4.75%, 10/15/27	100	102,362
4.50%, 02/15/29(a)	3,070	3,082,188
Senior Housing Properties Trust, 4.75%, 02/15/28	1,500	1,479,375
Service Properties Trust 4.65%, 03/15/24	200	200,000

10

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Equity Real Estate Investment Trusts (REITs) (continued)
Service Properties Trust (continued)
7.50%, 09/15/25	$170		$193,192
5.50%, 12/15/27	305		322,609
4.95%, 10/01/29	750		714,375
4.38%, 02/15/30	875		803,862
Simon Property Group LP, 3.50%, 09/01/25	810		876,967
Welltower, Inc., 4.00%, 06/01/25	565		621,096
XHR LP, 6.38%, 08/15/25(a)	1,055		1,114,344

			60,394,902

Food & Staples Retailing — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
4.63%, 01/15/27	230		238,382
3.50%, 03/15/29	245		233,152
4.88%, 02/15/30	1,750		1,799,000
B&G Foods, Inc., 5.25%, 09/15/27	1,000		1,040,620
Campbell Soup Co., 3.95%, 03/15/25	2,500		2,746,959
Conagra Brands, Inc., 4.60%, 11/01/25	570		647,057
Costco Wholesale Corp.
1.38%, 06/20/27	385		383,662
1.60%, 04/20/30	885		847,577
Dollar General Corp., 4.15%, 11/01/25	2,000		2,235,150
General Mills, Inc., 4.00%, 04/17/25	690		762,829
Kraft Heinz Foods Co.
4.63%, 01/30/29	500		561,166
3.75%, 04/01/30	1,000		1,061,347
4.25%, 03/01/31	3,000		3,302,809
6.88%, 01/26/39	500		688,792
5.00%, 06/04/42	1,000		1,125,401
5.20%, 07/15/45	2,250		2,602,250
4.38%, 06/01/46	475		496,550
Kroger Co., 2.20%, 05/01/30	40		39,170
Lamb Weston Holdings, Inc.(a)
4.63%, 11/01/24	500		518,860
4.88%, 11/01/26	50		51,713
4.88%, 05/15/28	110		118,778
McCormick & Co., Inc., 3.15%, 08/15/24	300		321,034
Post Holdings, Inc.(a)
5.75%, 03/01/27	25		26,294
5.63%, 01/15/28	50		52,612
4.63%, 04/15/30	650		651,625
Rite Aid Corp., 7.50%, 07/01/25(a)	—	(g)	—
U.S. Foods, Inc.(a)
6.25%, 04/15/25	300		321,600
4.75%, 02/15/29	380		380,000
United Natural Foods, Inc., 6.75%, 10/15/28(a)	445		475,594

			23,729,983

Food Products — 0.3%
Aramark Services, Inc., 5.00%, 02/01/28(a)	500		518,875
Bunge Ltd. Finance Corp., 1.63%, 08/17/25	1,085		1,085,473
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/28(a)	460		469,200
Darling Ingredients, Inc., 5.25%, 04/15/27(a)	2,000		2,102,500
Flowers Foods, Inc., 2.40%, 03/15/31	280		273,132
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(a)	2,200		2,403,500
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance, Inc.(a)
6.50%, 04/15/29	50		56,475

Security	Par (000)	Value

Food Products (continued)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(a) (continued)
5.50%, 01/15/30	$1,100	$1,217,419
Mondelez International, Inc.
0.63%, 07/01/22	5,035	5,049,576
1.50%, 05/04/25	585	591,374
Pilgrim’s Pride Corp.(a)
5.75%, 03/15/25	100	102,060
5.88%, 09/30/27	125	133,963
4.25%, 04/15/31(f)	735	732,229
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(a)	750	756,577

		15,492,353

Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24	50	50,768
5.88%, 03/01/27	225	234,000
Superior Plus LP/Superior General Partner, Inc.,
4.50%, 03/15/29(a)	395	399,029

		683,797

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, 3.40%, 11/30/23	70	75,009
Baxter International, Inc., 2.60%, 08/15/26	1,605	1,704,747
Becton Dickinson and Co., 2.89%, 06/06/22	26	26,674
Boston Scientific Corp., 3.38%, 05/15/22	25	25,806
DH Europe Finance II Sarl
2.05%, 11/15/22	1,075	1,102,249
2.60%, 11/15/29	68	69,506
Hill-Rom Holdings, Inc.(a)
5.00%, 02/15/25	25	25,675
4.38%, 09/15/27	25	25,750
Hologic, Inc.(a)
4.63%, 02/01/28	1,000	1,050,000
3.25%, 02/15/29	370	365,375
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical
Diagnostics SA, 7.25%, 02/01/28(a)	36	39,444
Thermo Fisher Scientific, Inc.
4.13%, 03/25/25	855	949,432
4.50%, 03/25/30	3,080	3,585,837
Zimmer Biomet Holdings, Inc., 3.70%, 03/19/23	4,850	5,129,662

		14,175,166

Health Care Providers & Services — 1.3%
AdaptHealth LLC(a)
6.13%, 08/01/28	940	996,400
4.63%, 08/01/29	665	661,675
Aetna, Inc., 3.50%, 11/15/24	1,000	1,080,001
AmerisourceBergen Corp.
3.45%, 12/15/27	849	924,321
2.80%, 05/15/30	310	316,037
Anthem, Inc.
2.95%, 12/01/22	25	25,971
0.45%, 03/15/23	3,855	3,859,117
3.35%, 12/01/24	700	757,145
2.38%, 01/15/25	95	99,287
Centene Corp.
5.38%, 06/01/26(a)	530	554,221
5.38%, 08/15/26(a)	85	89,667

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Centene Corp. (continued)
4.25%, 12/15/27	$500	$525,938
4.63%, 12/15/29	500	541,152
3.38%, 02/15/30	580	585,435
3.00%, 10/15/30	2,000	1,996,680
CHS/Community Health Systems, Inc.(a)
8.13%, 06/30/24	300	314,715
8.00%, 03/15/26	3,650	3,946,745
5.63%, 03/15/27	835	874,662
6.00%, 01/15/29	240	253,800
6.88%, 04/15/29	95	99,453
4.75%, 02/15/31	330	322,377
DaVita, Inc.(a)
4.63%, 06/01/30	1,255	1,278,669
3.75%, 02/15/31	545	519,783
Encompass Health Corp.
4.50%, 02/01/28	195	199,703
4.75%, 02/01/30	250	257,175
HCA, Inc.
5.25%, 04/15/25	2,940	3,357,208
5.88%, 02/15/26	100	114,625
5.25%, 06/15/26	950	1,091,890
5.38%, 09/01/26	10	11,275
5.63%, 09/01/28	110	126,500
5.88%, 02/01/29	280	326,200
4.13%, 06/15/29	3,505	3,884,189
3.50%, 09/01/30	2,325	2,344,692
Humana, Inc.
3.85%, 10/01/24	2,395	2,615,484
4.50%, 04/01/25	1,985	2,229,995
4.88%, 04/01/30	750	881,386
Legacy LifePoint Health LLC(a)
6.75%, 04/15/25	110	116,875
4.38%, 02/15/27	195	191,100
LifePoint Health, Inc., 5.38%, 01/15/29(a)	960	945,600
Magellan Health, Inc., 4.90%, 09/22/24	1,000	1,072,500
McKesson Corp., 0.90%, 12/03/25	2,515	2,462,722
ModivCare, Inc., 5.88%, 11/15/25(a)	6,205	6,530,762
Molina Healthcare, Inc., 4.38%, 06/15/28(a)	1,520	1,564,019
Owens & Minor, Inc., 4.50%, 03/31/29(a)	760	763,800
Prime Healthcare Services, Inc., 7.25%, 11/01/25(a)	350	373,625
Select Medical Corp., 6.25%, 08/15/26(a)	1,025	1,089,329
Teleflex, Inc.
4.63%, 11/15/27	250	264,687
4.25%, 06/01/28(a)	75	77,719
Tenet Healthcare Corp.
6.75%, 06/15/23	75	81,293
4.63%, 07/15/24	300	306,207
7.50%, 04/01/25(a)	280	302,308
4.88%, 01/01/26(a)	600	623,856
6.25%, 02/01/27(a)	100	105,586
5.13%, 11/01/27(a)	300	313,710
6.13%, 10/01/28(a)	805	840,219
UnitedHealth Group, Inc.
3.10%, 03/15/26	50	54,302

Security	Par (000)	Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
3.85%, 06/15/28	$2,200	$2,469,751
2.00%, 05/15/30	585	575,658

		59,189,201

Health Care Technology(a) — 0.1%
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27	10	10,475
3.13%, 02/15/29	850	816,000
Charles River Laboratories International, Inc., 4.25%, 05/01/28	1,025	1,055,750
IQVIA, Inc.
5.00%, 10/15/26	1,200	1,246,500
5.00%, 05/15/27	1,000	1,055,795
Mednax, Inc., 6.25%, 01/15/27	200	213,860
Syneos Health, Inc., 3.63%, 01/15/29	485	471,662
US Acute Care Solutions LLC, 6.38%, 03/01/26	135	140,063

		5,010,105

Healthcare — 0.0%
Akumin, Inc., 7.00%, 11/01/25(a)	495	526,556

Hotels, Restaurants & Leisure — 1.1%
1011778 BC ULC/New Red Finance, Inc.(a)
4.25%, 05/15/24	103	104,208
5.75%, 04/15/25	1,295	1,375,937
3.88%, 01/15/28	555	560,961
4.00%, 10/15/30	2,775	2,677,875
Boyd Gaming Corp.
6.00%, 08/15/26	1,010	1,051,588
4.75%, 12/01/27	1,625	1,656,249
Boyne USA, Inc., 7.25%, 05/01/25(a)	1,250	1,299,375
Caesars Entertainment, Inc.(a)
6.25%, 07/01/25	915	975,404
8.13%, 07/01/27	650	716,784
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
5.75%, 07/01/25	90	94,977
5.25%, 10/15/25	2,000	2,007,370
Cedar Fair LP, 5.25%, 07/15/29	15	15,418
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(a)	310	326,287
Churchill Downs, Inc.(a)
5.50%, 04/01/27	500	522,600
4.75%, 01/15/28	405	418,865
Darden Restaurants, Inc., 3.85%, 05/01/27	10	10,886
Dave & Buster’s, Inc., 7.63%, 11/01/25(a)	160	171,000
Full House Resorts, Inc., 8.25%, 02/15/28(a)	140	149,142
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25	1,460	1,636,777
5.38%, 04/15/26	450	505,283
Golden Nugget, Inc., 6.75%, 10/15/24(a)	50	50,559
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25(a)	45	47,430
4.88%, 01/15/30	375	397,800
4.00%, 05/01/31(a)	1,585	1,585,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	50	52,188
International Game Technology PLC(a)
4.13%, 04/15/26	525	539,479

12

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
International Game Technology PLC(a) (continued)
5.25%, 01/15/29	$1,565	$1,632,295
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
5.25%, 06/01/26	1,125	1,159,402
4.75%, 06/01/27	625	655,469
Las Vegas Sands Corp.
3.20%, 08/08/24	3,610	3,763,873
2.90%, 06/25/25	500	511,874
3.50%, 08/18/26	360	375,366
3.90%, 08/08/29	267	274,370
Marriott International, Inc., Series EE, 5.75%, 05/01/25	1,610	1,847,464
Marriott Ownership Resorts, Inc., 6.13%, 09/15/25(a)	530	562,928
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26	500	522,187
McDonald’s Corp., 1.45%, 09/01/25	105	106,004
Melco Resorts Finance Ltd., 5.38%, 12/04/29(a)	1,200	1,264,500
MGM China Holdings Ltd., 5.88%, 05/15/26(a)	1,500	1,570,312
MGM Resorts International
7.75%, 03/15/22	100	105,340
6.75%, 05/01/25	500	538,712
5.50%, 04/15/27	98	105,350
4.75%, 10/15/28	500	516,435
Mohegan Gaming & Entertainment, 8.00%, 02/01/26(a)	3,500	3,526,250
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(a)	495	532,125
Scientific Games International, Inc.(a)
8.63%, 07/01/25	790	858,888
5.00%, 10/15/25	25	25,893
7.25%, 11/15/29	1,100	1,193,500
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(a)	1,250	1,351,562
Starbucks Corp.
1.30%, 05/07/22	160	161,640
3.55%, 08/15/29	40	43,729
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26(a)	510	532,950
Travel + Leisure Co.
3.90%, 03/01/23	100	103,105
5.65%, 04/01/24	100	108,121
6.00%, 04/01/27	300	332,250
4.63%, 03/01/30(a)	100	103,656
Vail Resorts, Inc., 6.25%, 05/15/25(a)	1,000	1,066,250
Vista Outdoor, Inc., 4.50%, 03/15/29(a)	2,780	2,750,685
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(a)	50	51,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(a)
4.25%, 05/30/23	50	51,188
5.50%, 03/01/25	150	158,475
5.25%, 05/15/27	300	314,139
Wynn Macau Ltd.(a)
5.63%, 08/26/28	605	627,869
5.13%, 12/15/29	400	408,000

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)	$700		$716,450
Yum! Brands, Inc.
4.75%, 01/15/30(a)	800		845,840
4.63%, 01/31/32(f)	375		382,502

			50,707,515

Household Durables — 0.5%
Beazer Homes USA, Inc.
5.88%, 10/15/27	100		103,500
7.25%, 10/15/29	2,560		2,790,400
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.(a)
6.25%, 09/15/27	285		297,469
4.88%, 02/15/30	600		600,372
Century Communities, Inc.
5.88%, 07/15/25	200		207,000
6.75%, 06/01/27	1,750		1,860,145
Diebold Nixdorf, Inc., 9.38%, 07/15/25(a)	—	(g)	—
Empire Communities Corp., 7.00%, 12/15/25(a)	525		553,219
KB Home, 4.80%, 11/15/29	300		314,250
Lennar Corp.
4.13%, 01/15/22	100		101,550
5.88%, 11/15/24	50		56,750
4.75%, 11/29/27	50		57,406
M/I Homes, Inc.
5.63%, 08/01/25	328		337,840
4.95%, 02/01/28	975		1,009,734
Mattamy Group Corp.(a)
5.25%, 12/15/27	40		41,850
4.63%, 03/01/30	310		307,917
MDC Holdings, Inc.
5.50%, 01/15/24	50		55,125
6.00%, 01/15/43	200		252,425
Meritage Homes Corp.
6.00%, 06/01/25	1,500		1,681,875
5.13%, 06/06/27	2,100		2,304,750
NCR Corp.(a)
5.00%, 10/01/28	500		505,000
5.13%, 04/15/29(f)	255		256,914
Newell Brands, Inc.
4.70%, 04/01/26	850		937,881
5.88%, 04/01/36	550		673,750
NVR, Inc., 3.00%, 05/15/30	1,720		1,765,312
PulteGroup, Inc.
5.50%, 03/01/26	100		116,678
5.00%, 01/15/27	200		230,000
6.00%, 02/15/35	100		125,000
Shea Homes LP/Shea Homes Funding Corp.(a)
4.75%, 02/15/28	655		666,797
4.75%, 04/01/29	865		874,947
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(a)	100		110,500
Tempur Sealy International, Inc., 5.50%, 06/15/26	1,000		1,036,250
Toll Brothers Finance Corp., 4.35%, 02/15/28	25		27,031

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Durables (continued)
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.,
5.88%, 06/15/24	$50	$55,250
Tri Pointe Homes, Inc., 5.70%, 06/15/28	1,450	1,602,554

		21,917,441

Household Products(a) — 0.1%
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/25	2,100	2,283,750
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
5.00%, 12/31/26	355	355,000
7.00%, 12/31/27	730	699,610

		3,338,360

Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.(a)
5.25%, 06/01/26	336	345,492
4.50%, 02/15/28	145	146,218
5.13%, 03/15/28	645	647,999
4.63%, 02/01/29	345	336,130
5.00%, 02/01/31	400	390,400
3.75%, 03/01/31	1,580	1,505,898
Clearway Energy Operating LLC, 4.75%, 03/15/28(a)	1,580	1,643,816
Enviva Partners LP/Enviva Partners Finance Corp.,
6.50%, 01/15/26(a)	500	523,750
NRG Energy, Inc.
6.63%, 01/15/27	100	104,000
5.75%, 01/15/28	750	796,875
5.25%, 06/15/29(a)	1,150	1,230,500
3.63%, 02/15/31(a)	1,580	1,540,500
TerraForm Power Operating LLC(a)
4.25%, 01/31/23	550	567,875
5.00%, 01/31/28	75	80,929

		9,860,382

Industrial Conglomerates — 0.0%
Trinity Industries, Inc., 4.55%, 10/01/24	500	519,765

Insurance — 0.8%
Acrisure LLC/Acrisure Finance, Inc., 7.00%, 11/15/25(a)	250	258,125
Aflac, Inc.
1.13%, 03/15/26	6,510	6,457,359
3.60%, 04/01/30	3,855	4,216,034
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a)
4.25%, 10/15/27	400	400,500
6.75%, 10/15/27	1,000	1,064,370
AmWINS Group, Inc., 7.75%, 07/01/26(a)	40	42,800
Aon Corp., 2.80%, 05/15/30	405	413,865
AssuredPartners, Inc., 5.63%, 01/15/29(a)	550	560,450
Berkshire Hathaway Finance Corp., 1.85%, 03/12/30	2,600	2,536,666
Berkshire Hathaway, Inc., 3.13%, 03/15/26	2,005	2,182,783
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31(a) .	1,005	1,001,215
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/25(a)	1,015	1,159,780
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24	2,945	3,216,754
3.50%, 03/10/25	2,200	2,387,711
4.38%, 03/15/29	2,230	2,556,753
2.25%, 11/15/30	2,215	2,174,841
NMI Holdings, Inc., 7.38%, 06/01/25(a)	3,000	3,461,310

Security	Par (000)		Value

Insurance (continued)
Trinity Acquisition PLC, 3.50%, 09/15/21	$50		$50,533
Willis North America, Inc.
4.50%, 09/15/28	130		147,837
2.95%, 09/15/29	995		1,027,445

			35,317,131

Interactive Media & Services — 0.2%
Arches Buyer, Inc., 4.25%, 06/01/28(a)	415		414,253
Baidu, Inc, 1.72%, 04/09/26	2,660		2,640,688
JD.com, Inc., 3.38%, 01/14/30	1,920		1,974,699
Netflix, Inc.
5.50%, 02/15/22	350		364,000
3.63%, 06/15/25(a)	660		703,445
4.88%, 04/15/28	100		113,125
5.88%, 11/15/28	900		1,088,612
6.38%, 05/15/29	500		620,000
5.38%, 11/15/29(a)	500		591,275
4.88%, 06/15/30(a)	1,000		1,151,540

			9,661,637

Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd.
2.80%, 06/06/23	1,500		1,563,375
3.60%, 11/28/24	2,400		2,598,216
3.40%, 12/06/27	900		964,800
eBay, Inc., 1.90%, 03/11/25	4,150		4,257,635

			9,384,026

Internet Software & Services — 0.3%
Booking Holdings, Inc., 4.63%, 04/13/30	153		178,223
Endure Digital, Inc., 6.00%, 02/15/29(a)	2,180		2,130,732
Expedia Group, Inc.(a)
3.60%, 12/15/23	795		846,161
2.95%, 03/15/31	250		246,575
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(a)	1,000		1,057,500
GrubHub Holdings, Inc., 5.50%, 07/01/27(a)	350		364,000
Match Group Holdings II LLC(a)
4.63%, 06/01/28	2,335		2,385,810
5.63%, 02/15/29	35		37,538
4.13%, 08/01/30	1,930		1,935,423
NortonLifeLock, Inc., 5.00%, 04/15/25(a)	750		759,975
TripAdvisor, Inc., 7.00%, 07/15/25(a)	60		64,890
Uber Technologies, Inc.(a)
7.50%, 05/15/25	395		426,272
8.00%, 11/01/26	550		595,375
6.25%, 01/15/28	820		893,144
VeriSign, Inc.
4.63%, 05/01/23	35		35,175
5.25%, 04/01/25	800		903,040
4.75%, 07/15/27	1,150		1,220,437

			14,080,270

IT Services — 0.6%
Austin BidCo, Inc., 7.13%, 12/15/28(a)	1,275		1,297,312
Banff Merger Sub, Inc., 9.75%, 09/01/26(a)	1,000		1,065,000
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(a)	905		909,751
Camelot Finance SA, 4.50%, 11/01/26(a)	1,380		1,426,810
Citrix Systems, Inc.
1.25%, 03/01/26	5,040		4,954,711
4.50%, 12/01/27	—	(g)	—
Fair Isaac Corp., 4.00%, 06/15/28(a)	1,090		1,117,849
Fidelity National Information Services, Inc., 1.15%, 03/01/26	920		904,597

14

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

IT Services (continued)
Gartner, Inc.(a)
4.50%, 07/01/28	$2,052	$2,116,125
3.75%, 10/01/30	795	788,425
International Business Machines Corp., 3.00%, 05/15/24	150	160,837
j2 Global, Inc., 4.63%, 10/15/30(a)	4,875	4,923,750
LogMeIn, Inc., 5.50%, 09/01/27(a)	735	769,457
Presidio Holdings, Inc.(a)
4.88%, 02/01/27	230	235,755
8.25%, 02/01/28	35	38,063
Rackspace Technology Global, Inc.(a)
3.50%, 02/15/28	300	288,345
5.38%, 12/01/28	475	482,992
Science Applications International Corp., 4.88%, 04/01/28(a)	170	175,737
Unisys Corp., 6.88%, 11/01/27(a)	2,895	3,170,025
Verisk Analytics, Inc., 4.00%, 06/15/25	50	55,145
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)	185	181,435

		25,062,121

Leisure Products — 0.0%
Hasbro, Inc., 3.55%, 11/19/26	145	156,490

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.
3.88%, 07/15/23	690	735,371
2.10%, 06/04/30	600	586,954
2.30%, 03/12/31	750	730,300

		2,052,625

Machinery — 0.4%
Caterpillar Financial Services Corp.
1.95%, 11/18/22	1,525	1,564,373
0.45%, 09/14/23	3,970	3,971,372
0.80%, 11/13/25	7,610	7,471,477
Colfax Corp., 6.00%, 02/15/24(a)	60	61,860
Deere & Co., 2.75%, 04/15/25	150	159,655
Hillenbrand, Inc.
5.75%, 06/15/25	775	827,313
3.75%, 03/01/31	680	665,747
Mueller Water Products, Inc., 5.50%, 06/15/26(a)	505	521,892
Otis Worldwide Corp.
2.29%, 04/05/27	65	66,650
2.57%, 02/15/30	125	125,899
Tennant Co., 5.63%, 05/01/25	100	103,000
Terex Corp., 5.63%, 02/01/25(a)	1,000	1,028,130
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(a)	200	207,740
Vertical US Newco, Inc., 5.25%, 07/15/27(a)	910	952,656
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25	2,305	2,438,516

		20,166,280

Media — 1.6%
Altice Financing SA(a)
7.50%, 05/15/26	500	522,500
5.00%, 01/15/28	455	449,283
Altice France Holding SA(a)
10.50%, 05/15/27	400	449,888
6.00%, 02/15/28	455	448,307
AMC Networks, Inc.
4.75%, 08/01/25	1,025	1,051,471

Security	Par (000)	Value

Media (continued)
AMC Networks, Inc. (continued)
4.25%, 02/15/29	$1,725	$1,677,562
Banijay Entertainment SASU, 5.38%, 03/01/25(a)	200	206,500
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26(a)	2,050	2,060,250
Block Communications, Inc., 4.88%, 03/01/28(a)	60	61,111
Cable One, Inc., 4.00%, 11/15/30(a)	275	272,030
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
5.75%, 02/15/26	17	17,540
5.13%, 05/01/27	250	264,329
5.00%, 02/01/28	100	105,765
5.38%, 06/01/29	100	107,250
4.75%, 03/01/30	3,405	3,528,431
4.50%, 08/15/30	810	825,552
4.25%, 02/01/31	420	420,932
4.50%, 05/01/32	4,500	4,556,250
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22	1,640	1,710,445
4.50%, 02/01/24	6,920	7,568,684
3.75%, 02/15/28	400	433,151
5.05%, 03/30/29	500	574,710
2.30%, 02/01/32	1,105	1,027,009
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24	25	26,008
5.13%, 08/15/27(a)	900	905,175
CSC Holdings LLC
5.25%, 06/01/24	200	215,750
5.50%, 05/15/26(a)	200	206,200
6.50%, 02/01/29(a)	900	994,500
5.75%, 01/15/30(a)	400	421,298
4.63%, 12/01/30(a)	800	786,892
3.38%, 02/15/31(a)	1,100	1,036,750
Cumulus Media New Holdings, Inc., 6.75%, 07/01/26(a)	800	815,000
Diamond Sports Group LLC/Diamond Sports Finance Co.(a)
5.38%, 08/15/26	1,000	720,000
6.63%, 08/15/27	500	260,000
Dish DBS Corp., 7.38%, 07/01/28	2,010	2,108,590
DISH DBS Corp.
5.88%, 07/15/22	100	104,450
5.00%, 03/15/23	450	469,463
5.88%, 11/15/24	475	496,765
7.75%, 07/01/26	1,075	1,186,515
Embarq Corp., 8.00%, 06/01/36	625	720,131
Fox Corp., 4.03%, 01/25/24	35	38,018
GCI LLC, 4.75%, 10/15/28(a)	1,310	1,341,112
Gray Television, Inc.(a)
5.88%, 07/15/26	14	14,508
4.75%, 10/15/30	300	297,375
HC2 Holdings Inc., 8.50%, 02/01/26(a)	670	664,137
Hughes Satellite Systems Corp.
5.25%, 08/01/26	135	148,566
6.63%, 08/01/26	309	342,403
iHeartCommunications, Inc.(a)
5.25%, 08/15/27	629	646,996
4.75%, 01/15/28	1,150	1,158,625
Lamar Media Corp.
4.00%, 02/15/30	250	249,305
3.63%, 01/15/31(a)	135	130,417

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	$500	$533,075
Liberty Interactive LLC, 8.25%, 02/01/30	1,177	1,335,895
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(a)(f)	520	520,057
Meredith Corp., 6.50%, 07/01/25(a)	150	160,932
Nexstar Broadcasting, Inc., 4.75%, 11/01/28(a)	500	505,268
Outfront Media Capital LLC/Outfront Media Capital Corp.(a)
5.00%, 08/15/27	25	25,250
4.25%, 01/15/29	310	298,443
4.63%, 03/15/30	150	144,375
Qualitytech LP/QTS Finance Corp., 3.88%, 10/01/28(a)	1,030	1,024,850
Radiate Holdco LLC/Radiate Finance, Inc.(a)
4.50%, 09/15/26	645	652,256
6.50%, 09/15/28	300	316,785
Sable International Finance Ltd., 5.75%, 09/07/27(a)	400	421,500
Scripps Escrow II, Inc.(a)
3.88%, 01/15/29	640	628,800
5.38%, 01/15/31	545	540,913
Sinclair Television Group, Inc.(a)
5.50%, 03/01/30	600	583,500
4.13%, 12/01/30	680	655,350
Sirius XM Radio, Inc.(a)
4.63%, 07/15/24	150	154,515
5.00%, 08/01/27	500	524,525
5.50%, 07/01/29	625	675,781
4.13%, 07/01/30	945	946,087
TEGNA, Inc.
4.75%, 03/15/26(a)	2,570	2,727,412
4.63%, 03/15/28	590	600,325
5.00%, 09/15/29	3,160	3,279,322
Telesat Canada/Telesat LLC(a)
4.88%, 06/01/27	1,000	1,000,000
6.50%, 10/15/27	4,235	4,242,284
Time Warner Cable LLC, 4.00%, 09/01/21	170	170,889
Townsquare Media, Inc., 6.88%, 02/01/26(a)	680	724,200
Univision Communications, Inc.(a)
5.13%, 02/15/25	15	15,188
9.50%, 05/01/25	85	93,075
6.63%, 06/01/27	900	961,132
Videotron Ltd., 5.13%, 04/15/27(a)	500	528,438
Virgin Media Finance PLC, 5.00%, 07/15/30(a)	695	694,131
Virgin Media Secured Finance PLC(a)
5.50%, 05/15/29	1,000	1,061,250
4.50%, 08/15/30	1,000	1,008,750
Walt Disney Co., 1.65%, 09/01/22	230	234,234
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28(a)	135	137,487
WMG Acquisition Corp., 3.00%, 02/15/31(a)	1,575	1,496,722

		74,466,895

Metals & Mining — 1.3%
Alcoa Nederland Holding BV(a)
7.00%, 09/30/26	200	211,000
5.50%, 12/15/27	1,000	1,076,400
6.13%, 05/15/28	1,200	1,307,040
4.13%, 03/31/29	1,760	1,775,030
Allegheny Technologies, Inc., 5.88%, 12/01/27	50	51,750

Security	Par (000)	Value

Metals & Mining (continued)
ArcelorMittal, 7.00%, 03/01/41	$1,250	$1,705,625
ArcelorMittal SA
3.60%, 07/16/24	500	526,728
4.55%, 03/11/26	2,250	2,501,121
4.25%, 07/16/29	750	802,742
Arconic Corp. (a)
6.00%, 05/15/25	500	538,892
6.13%, 02/15/28	3,100	3,301,500
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	830	904,035
Cleveland-Cliffs, Inc.
9.88%, 10/17/25(a)	1,074	1,258,245
5.88%, 06/01/27	1,000	1,035,000
4.63%, 03/01/29(a)	1,000	998,300
4.88%, 03/01/31(a)	1,290	1,286,775
Commercial Metals Co., 5.38%, 07/15/27	1,000	1,050,000
Compass Minerals International, Inc., 6.75%, 12/01/27(a)	475	508,250
Constellium SE(a)
5.63%, 06/15/28	250	263,813
3.75%, 04/15/29	250	239,020
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27(a)	1,065	1,137,889
Freeport-McMoRan, Inc.
5.00%, 09/01/27	100	106,260
4.13%, 03/01/28	200	210,240
4.38%, 08/01/28	315	334,136
5.25%, 09/01/29	50	54,676
4.25%, 03/01/30	750	798,750
4.63%, 08/01/30	1,000	1,088,225
5.40%, 11/14/34	100	119,052
5.45%, 03/15/43	1,925	2,315,775
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(a)	25	25,549
Hudbay Minerals, Inc.(a)
4.50%, 04/01/26	680	706,731
6.13%, 04/01/29	1,625	1,734,687
IAMGOLD Corp., 5.75%, 10/15/28(a)	545	549,087
Joseph T Ryerson & Son, Inc., 8.50%, 08/01/28(a)	2,530	2,833,600
Kaiser Aluminum Corp.(a)
6.50%, 05/01/25	305	323,209
4.63%, 03/01/28	2,400	2,456,520
Mineral Resources Ltd., 8.13%, 05/01/27(a)	850	939,683
Novelis Corp., 4.75%, 01/30/30(a)	185	190,680
Reliance Steel & Aluminum Co., 1.30%, 08/15/25	2,690	2,656,552
Southern Copper Corp., 3.88%, 04/23/25	10,250	11,220,547
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25(a)	500	519,375
Taseko Mines Ltd., 7.00%, 02/15/26(a)	1,975	2,010,550
United States Steel Corp.
6.25%, 03/15/26	1,500	1,515,622
6.88%, 03/01/29	1,065	1,088,962
Vale Overseas Ltd., 3.75%, 07/08/30	3,440	3,577,256

		59,854,879

Mortgage Real Estate Investment Trusts (REITs)(a) — 0.0%
New Residential Investment Corp., 6.25%, 10/15/25	500	501,875
Starwood Property Trust, Inc., 5.50%, 11/01/23	730	762,850

		1,264,725

16

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multi-line Retail — 0.1%
Macy’s Retail Holdings LLC, 5.88%, 04/01/29(a)	$125	$128,182
Macy’s, Inc., 8.38%, 06/15/25(a)	1,250	1,382,212
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(a)	230	234,600
Nordstrom, Inc., 5.00%, 01/15/44	500	485,630

		2,230,624

Multi-Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24	45	49,972
5.75%, 05/20/27	100	109,000
National Fuel Gas Co.
3.95%, 09/15/27	40	42,466
2.95%, 03/01/31	605	582,594
NiSource, Inc., 0.95%, 08/15/25	1,330	1,304,700
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	50	53,943
Southwest Gas Corp., 2.20%, 06/15/30	25	24,251

		2,166,926

Offshore Drilling & Other Services(a) — 0.1%
Entegris, Inc.
4.63%, 02/10/26	500	517,500
4.38%, 04/15/28	2,325	2,397,424

		2,914,924

Oil, Gas & Consumable Fuels — 3.5%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(a)	210	217,350
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24	100	100,875
5.75%, 01/15/28(a)	1,500	1,500,000
Antero Resources Corp.
5.63%, 06/01/23	200	200,676
8.38%, 07/15/26(a)	105	115,763
7.63%, 02/01/29(a)	465	495,225
Apache Corp.
4.63%, 11/15/25	480	494,544
4.88%, 11/15/27	1,680	1,722,000
4.25%, 01/15/30	745	725,667
5.10%, 09/01/40	2,250	2,199,375
4.75%, 04/15/43	250	231,875
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/28(a)	385	400,400
BP Capital Markets America, Inc., 2.52%, 09/19/22	500	514,158
Brand Industrial Services, Inc., 8.50%, 07/15/25(a)	275	277,145
Buckeye Partners LP
4.15%, 07/01/23	100	102,625
4.13%, 03/01/25(a)	500	510,146
3.95%, 12/01/26	100	98,846
4.50%, 03/01/28(a)	130	130,325
5.85%, 11/15/43	400	388,546
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25(a)	475	498,750
Canadian Natural Resources Ltd.
2.95%, 01/15/23	600	622,694
3.85%, 06/01/27	600	649,236
Cenovus Energy, Inc.
5.38%, 07/15/25	165	185,429
4.25%, 04/15/27	500	540,757
6.75%, 11/15/39	1,400	1,755,670

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24	$700	$805,715
5.88%, 03/31/25	5,525	6,296,069
5.13%, 06/30/27	500	571,809
3.70%, 11/15/29	1,660	1,749,571
Cheniere Energy Partners LP
5.63%, 10/01/26	135	141,170
4.50%, 10/01/29	395	409,623
Cheniere Energy, Inc., 4.63%, 10/15/28(a)	2,500	2,596,350
Chesapeake Energy Corp.(a)
5.50%, 02/01/26	110	114,498
5.88%, 02/01/29	75	79,500
Chevron Corp.
1.55%, 05/11/25	1,480	1,510,198
2.00%, 05/11/27	140	143,135
2.24%, 05/11/30	170	169,146
Chevron USA, Inc., 3.85%, 01/15/28	910	1,013,997
CNX Resources Corp.(a)
7.25%, 03/14/27	2,380	2,556,382
6.00%, 01/15/29	685	711,838
Comstock Resources, Inc.
7.50%, 05/15/25(a)	18	18,675
9.75%, 08/15/26	45	48,938
6.75%, 03/01/29(a)	1,645	1,686,125
Continental Resources, Inc.
4.50%, 04/15/23	61	63,178
4.38%, 01/15/28	1,510	1,587,765
5.75%, 01/15/31(a)	565	638,371
4.90%, 06/01/44	450	450,009
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(a)
5.63%, 05/01/27	150	147,375
6.00%, 02/01/29	1,635	1,610,475
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)	275	280,561
CVR Energy, Inc., 5.25%, 02/15/25(a)	500	488,500
DCP Midstream Operating LP
5.38%, 07/15/25	2,130	2,308,121
5.13%, 05/15/29	500	531,725
8.13%, 08/16/30	1,000	1,296,300
6.75%, 09/15/37(a)	50	55,813
5.60%, 04/01/44	610	610,000
Diamondback Energy, Inc.
0.90%, 03/24/23	1,055	1,055,676
3.13%, 03/24/31	845	843,602
Dycom Industries, Inc., 4.50%, 04/15/29(a)	495	496,238
Enbridge, Inc.
4.00%, 10/01/23	2,000	2,144,208
3.50%, 06/10/24	1,690	1,807,050
Energy Transfer Operating LP, 4.05%, 03/15/25	2,495	2,695,831
EnLink Midstream LLC
5.63%, 01/15/28(a)	385	372,287
5.38%, 06/01/29	1,700	1,589,500
EnLink Midstream Partners LP
4.85%, 07/15/26	1,200	1,159,236
5.60%, 04/01/44	100	83,000
5.45%, 06/01/47	800	645,296
EQM Midstream Partners LP
4.13%, 12/01/26	1,500	1,488,750
6.50%, 07/01/27(a)	415	451,209
4.50%, 01/15/29(a)	630	613,910

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
EQM Midstream Partners LP (continued) 6.50%, 07/15/48	$425	$423,938
EQT Corp.
7.63%, 02/01/25	775	891,936
3.90%, 10/01/27	1,000	1,020,000
5.00%, 01/15/29	880	941,600
8.50%, 02/01/30	250	318,825
Exxon Mobil Corp.
2.02%, 08/16/24	300	312,329
2.99%, 03/19/25	950	1,018,004
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25	250	245,063
8.00%, 01/15/27	355	359,445
7.75%, 02/01/28	250	250,075
Harvest Midstream I LP, 7.50%, 09/01/28(a)	1,355	1,456,218
Hess Corp., 4.30%, 04/01/27	1,255	1,367,750
Hess Midstream Operations LP(a)
5.63%, 02/15/26	200	206,000
5.13%, 06/15/28	1,050	1,061,550
Hilcorp Energy I LP/Hilcorp Finance Co.(a)
5.75%, 10/01/25	50	50,125
6.25%, 11/01/28	120	123,600
6.00%, 02/01/31	1,065	1,080,975
Indigo Natural Resources LLC, 5.38%, 02/01/29(a)	310	305,415
Kinder Morgan, Inc., 5.63%, 11/15/23(a)	681	756,418
MasTec, Inc., 4.50%, 08/15/28(a)	960	996,000
Matador Resources Co., 5.88%, 09/15/26	1,195	1,163,631
MEG Energy Corp.(a)
6.50%, 01/15/25	42	43,384
7.13%, 02/01/27	250	261,875
5.88%, 02/01/29	525	526,313
MPLX LP
4.88%, 12/01/24	443	497,226
2.65%, 08/15/30	940	921,158
Murphy Oil Corp.
5.75%, 08/15/25	75	74,985
5.88%, 12/01/27	1,462	1,432,760
6.38%, 07/15/28	1,580	1,581,145
6.38%, 12/01/42	300	273,000
Murphy Oil USA, Inc.
5.63%, 05/01/27	500	522,500
4.75%, 09/15/29	900	945,000
3.75%, 02/15/31(a)	815	801,084
New Fortress Energy, Inc.(a)
6.75%, 09/15/25	3,615	3,714,051
6.50%, 09/30/26(f)	4,500	4,533,750
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(a)	2,590	2,661,225
Northern Oil and Gas, Inc., 8.13%, 03/01/28(a)	1,565	1,556,001
NuStar Logistics LP
6.00%, 06/01/26	95	102,418
5.63%, 04/28/27	50	52,305
6.38%, 10/01/30	500	540,625
Occidental Petroleum Corp.
2.90%, 08/15/24	2,750	2,719,860
5.50%, 12/01/25	420	444,150
8.50%, 07/15/27	265	314,025
3.50%, 08/15/29	817	766,591
8.88%, 07/15/30	415	523,315
6.63%, 09/01/30	4,500	5,057,100

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp. (continued)
6.13%, 01/01/31	$340		$375,428
6.45%, 09/15/36	2,700		2,980,152
4.40%, 04/15/46	1,250		1,070,550
4.40%, 08/15/49	500		418,135
ONEOK Partners LP
3.38%, 10/01/22	650		671,528
4.90%, 03/15/25	520		577,606
ONEOK, Inc.
2.75%, 09/01/24	155		162,607
2.20%, 09/15/25	1,500		1,527,262
Ovintiv Exploration, Inc., 5.38%, 01/01/26	2,000		2,204,052
Ovintiv, Inc., 6.50%, 08/15/34	3,710		4,491,572
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 02/15/28(a)	160		169,400
Patterson-UTI Energy Inc., 5.15%, 11/15/29	500		497,012
PBF Holding Co. LLC/PBF Finance Corp.
9.25%, 05/15/25(a)	730		745,294
7.25%, 06/15/25	—	(g)	—
PDC Energy, Inc., 6.13%, 09/15/24	1,000		1,026,125
Pioneer Natural Resources Co., 0.75%, 01/15/24	2,080		2,072,662
PowerTeam Services LLC, 9.03%, 12/04/25(a)	650		716,625
Range Resources Corp, 9.25%, 02/01/26	2,540		2,759,761
Range Resources Corp.
5.00%, 03/15/23	100		101,625
8.25%, 01/15/29(a)	475		508,250
Rockies Express Pipeline LLC(a)
4.80%, 05/15/30	300		295,313
6.88%, 04/15/40	300		324,000
Sabine Pass Liquefaction LLC
5.63%, 04/15/23	1,950		2,114,643
4.50%, 05/15/30	1,960		2,199,488
Shell International Finance BV, 2.00%, 11/07/24	790		827,000
SM Energy Co., 10.00%, 01/15/25(a)	1,129		1,270,125
Southwestern Energy Co.
4.10%, 03/15/22	100		100,000
6.45%, 01/23/25	1,450		1,556,466
7.50%, 04/01/26	1,050		1,110,921
7.75%, 10/01/27	100		106,875
8.38%, 09/15/28	1,505		1,651,737
Sunoco LP/Sunoco Finance Corp.
5.50%, 02/15/26	100		102,729
6.00%, 04/15/27	100		104,625
5.88%, 03/15/28	2,750		2,878,232
4.50%, 05/15/29(a)	1,990		1,982,537
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)
5.50%, 09/15/24	66		66,990
5.50%, 01/15/28	650		634,823
6.00%, 12/31/30	755		746,318
Talos Production, Inc., 12.00%, 01/15/26(a)	2,720		2,662,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.88%, 04/15/26	285		298,359
6.88%, 01/15/29	200		220,340
5.50%, 03/01/30	350		367,500
4.88%, 02/01/31(a)	850		861,263
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30	1,100		1,155,373
Transocean, Inc., 11.50%, 01/30/27(a)	500		428,860

18

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Tutor Perini Corp., 6.88%, 05/01/25(a)	$2,300	$2,378,315
Western Midstream Operating LP
4.65%, 07/01/26	750	791,040
4.75%, 08/15/28	500	522,500
5.30%, 02/01/30	1,700	1,845,996
5.30%, 03/01/48	1,250	1,254,425
6.50%, 02/01/50	285	308,156
Williams Cos., Inc., 3.60%, 03/15/22	770	788,575
WPX Energy, Inc.
5.25%, 10/15/27	325	346,294
5.88%, 06/15/28	191	210,539
4.50%, 01/15/30	195	209,974

		161,827,722

Pharmaceuticals — 0.8%
AbbVie, Inc.
3.38%, 11/14/21	300	305,486
3.45%, 03/15/22	1,670	1,708,485
2.90%, 11/06/22	600	622,266
2.30%, 11/21/22	1,120	1,152,476
2.60%, 11/21/24	7,210	7,612,306
3.80%, 03/15/25	1,730	1,890,093
AstraZeneca PLC
3.50%, 08/17/23	100	106,557
3.38%, 11/16/25	1,150	1,251,832
0.70%, 04/08/26	1,200	1,155,756
Bausch Health Americas, Inc., 8.50%, 01/31/27(a)	25	27,734
Bausch Health Cos., Inc.(a)
7.00%, 03/15/24	90	92,070
5.75%, 08/15/27	600	645,750
7.00%, 01/15/28	2,000	2,171,100
5.00%, 01/30/28	135	136,687
7.25%, 05/30/29	1,125	1,255,781
5.25%, 01/30/30	85	85,442
5.25%, 02/15/31	450	447,849
Bristol-Myers Squibb Co., 3.55%, 08/15/22	600	625,409
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28(a)	460	477,834
CVS Health Corp.
3.50%, 07/20/22	1,000	1,035,315
2.63%, 08/15/24	85	89,693
1.30%, 08/21/27	825	792,530
Elanco Animal Health, Inc., 5.90%, 08/28/28	1,000	1,133,750
Johnson & Johnson
0.95%, 09/01/27	2,770	2,692,146
1.30%, 09/01/30	1,840	1,729,799
Merck & Co., Inc., 0.75%, 02/24/26	1,095	1,080,696
Novartis Capital Corp., 2.20%, 08/14/30	180	181,182
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(a)	260	278,200
Par Pharmaceutical, Inc., 7.50%, 04/01/27(a)	2,225	2,359,946
Viatris, Inc.(a)
1.13%, 06/22/22	1,330	1,337,223
1.65%, 06/22/25	370	371,307
Zoetis, Inc.
3.00%, 09/12/27	250	267,527
3.90%, 08/20/28	250	277,994
2.00%, 05/15/30	2,215	2,134,294

		37,532,515

Security	Par (000)	Value

Producer Durables: Miscellaneous — 0.2%
Oracle Corp.
3.40%, 07/08/24	$1,710	$1,837,318
1.65%, 03/25/26	4,960	4,999,165

		6,836,483

Real Estate Management & Development — 0.2%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)	150	156,769
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(a)	200	205,500
Howard Hughes Corp.(a)
5.38%, 08/01/28	2,250	2,365,312
4.38%, 02/01/31	1,730	1,694,319
Hunt Cos., Inc.
6.25%, 02/15/26(a)	250	257,875
5.25%, 04/15/29	1,875	1,875,000
Kennedy-Wilson, Inc.
5.88%, 04/01/24	275	277,692
5.00%, 03/01/31	1,750	1,772,312
Realogy Group LLC/Realogy Co-Issuer Corp.(a)
7.63%, 06/15/25	200	218,360
9.38%, 04/01/27	150	166,123
5.75%, 01/15/29	1,150	1,134,188

		10,123,450

Road & Rail — 0.0%
Kansas City Southern, 2.88%, 11/15/29	45	46,005
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23(a)	300	271,500
Union Pacific Corp., 2.95%, 03/01/22	300	307,238
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27(a)	600	632,400

		1,257,143

Semiconductors & Semiconductor Equipment — 0.8%
Amkor Technology, Inc., 6.63%, 09/15/27(a)	600	649,500
Analog Devices, Inc.
2.50%, 12/05/21	25	25,319
2.95%, 04/01/25	80	85,020
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27	125	135,738
Broadcom, Inc.
4.70%, 04/15/25	4,105	4,626,867
3.15%, 11/15/25	520	554,233
4.25%, 04/15/26	100	110,993
3.46%, 09/15/26	2,189	2,347,612
1.95%, 02/15/28(a)	2,460	2,404,702
4.11%, 09/15/28	307	335,628
4.15%, 11/15/30	865	933,647
4.30%, 11/15/32	845	919,982
Flex Ltd., 3.75%, 02/01/26	100	108,211
Honeywell International, Inc., 2.30%, 08/15/24	380	402,210
Intel Corp., 3.40%, 03/25/25	2,850	3,101,442
Jabil, Inc., 4.70%, 09/15/22	1,000	1,057,361

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc., 4.25%, 09/01/25(a)	$1,210	$1,264,144
Micron Technology, Inc.
2.50%, 04/24/23	2,000	2,075,780
4.64%, 02/06/24	925	1,018,579
4.66%, 02/15/30	550	624,765
NVIDIA Corp., 2.85%, 04/01/30	25	26,255
NXP BV/NXP Funding LLC, 3.88%, 09/01/22(a)	980	1,023,311
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25(a)	4,295	4,504,443
ON Semiconductor Corp., 3.88%, 09/01/28(a)	2,886	2,968,684
Qorvo, Inc.
4.38%, 10/15/29	1,370	1,462,489
3.38%, 04/01/31(a)	1,000	979,890
Sensata Technologies BV, 5.00%, 10/01/25(a)	25	27,625
Sensata Technologies, Inc.(a)
4.38%, 02/15/30	1,275	1,335,562
3.75%, 02/15/31	500	492,970
Synaptics, Inc., 4.00%, 06/15/29(a)	500	496,150
Texas Instruments, Inc.
1.38%, 03/12/25	315	320,497
1.75%, 05/04/30	220	211,613

		36,631,222

Software — 0.5%
Activision Blizzard, Inc., 1.35%, 09/15/30	260	234,881
Black Knight InfoServ LLC, 3.63%, 09/01/28(a)	2,440	2,397,568
Boxer Parent Co., Inc., 7.13%, 10/02/25(a)	135	144,787
BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 01/31/26(a)	235	244,031
CDK Global, Inc.
5.88%, 06/15/26	60	61,950
5.25%, 05/15/29(a)	1,300	1,394,666
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	260	254,202
Electronic Arts, Inc., 1.85%, 02/15/31	745	702,494
Intuit, Inc.
0.95%, 07/15/25	1,015	1,007,119
1.35%, 07/15/27	740	727,680
1.65%, 07/15/30	555	526,394
MSCI, Inc.(a)
5.38%, 05/15/27	150	160,425
4.00%, 11/15/29	745	766,203
3.63%, 09/01/30	200	203,370
3.88%, 02/15/31	1,415	1,445,069
Nuance Communications, Inc., 5.63%, 12/15/26	3,550	3,723,062
Open Text Corp., 3.88%, 02/15/28(a)	305	307,037
PTC, Inc.(a)
3.63%, 02/15/25	50	51,312
4.00%, 02/15/28	1,045	1,060,675
Roper Technologies, Inc.
0.45%, 08/15/22	275	274,885
3.65%, 09/15/23	830	889,370
2.35%, 09/15/24	90	94,070
1.00%, 09/15/25	590	579,897
2.00%, 06/30/30	75	71,659
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(a)	50	51,655
SS&C Technologies, Inc., 5.50%, 09/30/27(a)	3,000	3,195,150

Security	Par (000)		Value

Software (continued)
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(a)	$3,615		$3,754,720
VMware, Inc.
2.95%, 08/21/22	40		41,250
3.90%, 08/21/27	50		54,591

			24,420,172

Specialty Retail — 0.4%
Abercrombie & Fitch Management Co., 8.75%, 07/15/25(a)	1,500		1,657,500
Gap, Inc., 8.88%, 05/15/27(a)	2,500		2,918,750
L Brands, Inc.
5.63%, 10/15/23	25		27,125
6.88%, 07/01/25(a)	3,680		4,089,216
9.38%, 07/01/25(a)	175		217,875
5.25%, 02/01/28	1,250		1,340,625
7.50%, 06/15/29	50		56,807
6.63%, 10/01/30(a)	1,465		1,672,737
6.88%, 11/01/35	925		1,102,406
Michaels Stores, Inc., 4.75%, 10/01/27(a)	620		674,250
Party City Holdings, Inc., 8.75%, 02/15/26(a)	—	(g)	—
QVC, Inc.
4.38%, 03/15/23	200		209,500
4.85%, 04/01/24	200		214,608
4.45%, 02/15/25	700		736,750
4.75%, 02/15/27	700		724,500
4.38%, 09/01/28	1,100		1,108,718
5.45%, 08/15/34	500		500,000
5.95%, 03/15/43	500		487,500
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/25	25		25,781
Staples, Inc.(a)
7.50%, 04/15/26	1,000		1,054,750
10.75%, 04/15/27	250		246,875

			19,066,273

Technology Hardware, Storage & Peripherals — 0.5%
Adobe, Inc.
1.90%, 02/01/25	175		180,920
2.15%, 02/01/27	490		505,598
2.30%, 02/01/30	2,130		2,154,077
Apple, Inc., 1.80%, 09/11/24	340		353,478
Dell International LLC/EMC Corp.(a)
7.13%, 06/15/24	1,500		1,544,062
4.00%, 07/15/24	1,600		1,736,347
5.85%, 07/15/25	6,340		7,391,128
4.90%, 10/01/26	250		283,623
6.20%, 07/15/30	785		974,738
Dell, Inc., 6.50%, 04/15/38	500		611,250
Hewlett Packard Enterprise Co.
4.45%, 10/02/23	2,520		2,738,165
4.65%, 10/01/24	600		669,782
4.90%, 10/15/25	480		547,388
HP, Inc.
2.20%, 06/17/25	2,230		2,301,656
3.40%, 06/17/30	500		521,972
NetApp, Inc.
1.88%, 06/22/25	315		321,539
2.38%, 06/22/27	30		30,645
Western Digital Corp., 4.75%, 02/15/26	100		110,245

			22,976,613

20

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., 4.25%, 03/15/29(a)	$350	$341,257
Hanesbrands, Inc., 4.88%, 05/15/26(a)	50	53,625
NIKE, Inc.
2.40%, 03/27/25	2,125	2,239,898
2.85%, 03/27/30	1,671	1,760,071
Ralph Lauren Corp., 1.70%, 06/15/22	805	817,768
Wolverine World Wide Inc., 5.00%, 09/01/26(a)	500	506,875

		5,719,494

Thrifts & Mortgage Finance — 0.3%
Home Point Capital, Inc., 5.00%, 02/01/26(a)	580	574,200
LD Holdings Group LLC, 6.13%, 04/01/28(a)	1,300	1,316,120
MGIC Investment Corp., 5.25%, 08/15/28	4,000	4,155,000
Nationstar Mortgage Holdings, Inc.(a) 6.00%, 01/15/27	685	710,688
5.50%, 08/15/28	640	642,592
5.13%, 12/15/30	1,455	1,434,994
PennyMac Financial Services, Inc., 5.38%, 10/15/25(a)	715	741,133
Quicken Loans LLC/Quicken Loans Co.Issuer, Inc., 3.88%, 03/01/31(a)	1,000	962,500
Radian Group, Inc. 4.50%, 10/01/24	50	52,015
6.63%, 03/15/25	2,095	2,347,353

		12,936,595

Tobacco — 0.5%
Altria Group, Inc. 2.35%, 05/06/25	5,370	5,566,739
4.80%, 02/14/29	70	80,430
3.40%, 05/06/30	265	277,253
BAT International Finance PLC, 3.95%, 06/15/25(a) .	660	722,108
Philip Morris International, Inc. 2.38%, 08/17/22	2,110	2,166,802
2.50%, 08/22/22	690	710,081
2.13%, 05/10/23	500	515,611
2.88%, 05/01/24	500	530,706
3.25%, 11/10/24	25	27,087
1.50%, 05/01/25	630	638,567
3.13%, 08/17/27	50	54,144
3.38%, 08/15/29	50	53,898
2.10%, 05/01/30	790	762,159
Reynolds American, Inc., 4.45%, 06/12/25	3,000	3,328,918
Turning Point Brands, Inc., 5.63%, 02/15/26(a)	2,050	2,126,875
Vector Group Ltd.(a) 10.50%, 11/01/26	1,350	1,446,255
5.75%, 02/01/29	4,095	4,222,969

		23,230,602

Transportation Infrastructure — 0.1%
FedEx Corp., 3.80%, 05/15/25	2,000	2,198,225
United Parcel Service, Inc., 4.45%, 04/01/30	2,470	2,886,938

		5,085,163

Utilities — 0.1%
Essential Utilities, Inc. 3.57%, 05/01/29	55	59,195
2.70%, 04/15/30	220	221,751

Security	Par (000)	Value

Utilities (continued)
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(a)	$490	$497,963
Solaris Midstream Holdings LLC, 7.63%, 04/01/26(a)	595	608,387
TransAlta Corp., 6.50%, 03/15/40	200	224,750
Vistra Operations Co. LLC(a) 5.63%, 02/15/27	100	103,938
5.00%, 07/31/27	1,500	1,545,030

		3,261,014

Wireless Telecommunication Services — 0.5%
Altice France SA(a) 7.38%, 05/01/26	200	208,020
5.13%, 01/15/29	280	283,500
American Tower Corp. 2.25%, 01/15/22	750	760,473
1.30%, 09/15/25	515	512,780
C&W Senior Financing DAC, 6.88%, 09/15/27(a)	200	213,250
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	25	26,618
Crown Castle International Corp. 3.20%, 09/01/24	640	687,275
1.35%, 07/15/25	1,105	1,102,687
EPR Properties, 3.75%, 08/15/29	850	809,657
GLP Capital LP/GLP Financing II, Inc. 5.38%, 11/01/23	850	928,030
5.30%, 01/15/29	515	577,289
4.00%, 01/15/31	180	186,025
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/24(a)	25	26,313
HAT Holdings I LLC/HAT Holdings II LLC(a) 5.25%, 07/15/24	270	278,775
3.75%, 09/15/30	1,580	1,520,750
iStar, Inc., 4.25%, 08/01/25	550	553,795
SBA Communications Corp. 4.88%, 09/01/24	200	205,374
3.13%, 02/01/29(a)	300	288,345
3.88%, 02/15/27	100	102,220
Sprint Communications, Inc., 6.00%, 11/15/22	25	26,750
Sprint Corp. 7.25%, 09/15/21	25	25,628
7.88%, 09/15/23	750	857,250
7.13%, 06/15/24	1,500	1,726,875
7.63%, 02/15/25	500	596,250
7.63%, 03/01/26	25	30,618
T-Mobile USA, Inc. 6.00%, 04/15/24	1,000	1,007,500
3.50%, 04/15/25(a)	3,500	3,776,080
Uniti Group LP/Uniti Group Finance, Inc./CSL
Capital LLC(a) 7.13%, 12/15/24	500	514,375
7.88%, 02/15/25	1,500	1,621,117
6.50%, 02/15/29	590	582,625
VICI Properties LP/VICI Note Co., Inc.(a) 3.75%, 02/15/27	615	615,000
4.63%, 12/01/29	100	103,736

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
VICI Properties LP/VICI Note Co., Inc.(a) (continued) 4.13%, 08/15/30	$300	$302,610
Vmed O2 UK Financing I PLC, 4.25%, 01/31/31(a)	500	486,050

		21,543,640

Total Corporate Bonds — 39.0% (Cost: $1,770,304,263)		1,786,949,417

	Shares

Investment Companies

Equity Funds — 3.3%
BlackRock Liquid Environmentally Aware Fund(h)	149,960,485	150,035,466

Total Investment Companies — 3.3% (Cost: $150,095,389)		150,035,466

	Par (000)

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations(c) — 10.2%
Connecticut Avenue Securities Trust(a)
Series 2018-R07, Class 1M2, (1 mo. LIBOR US + 2.40%), 2.51%, 04/25/31	$36,663	36,720,404
Series 2018-R07, Class 1M2C, (1 mo. LIBOR US + 2.40%), 2.51%, 04/25/31	3,099	3,098,073
Series 2019-R01, Class 2ED2, (1 mo. LIBOR US + 1.15%), 1.26%, 07/25/31	3,177	3,169,144
Series 2019-R01, Class 2M2, (1 mo. LIBOR US + 2.45%), 2.56%, 07/25/31	34,443	34,507,693
Series 2019-R01, Class 2M2C, (1 mo. LIBOR US + 2.45%), 2.56%, 07/25/31	14,100	14,120,434
Series 2019-R02, Class 1M2, (1 mo. LIBOR US + 2.30%), 2.41%, 08/25/31	15,479	15,503,812
Series 2019-R03, Class 1M2, (1 mo. LIBOR US + 2.15%), 2.26%, 09/25/31	17,650	17,691,866
Series 2019-R05, Class 1M2, (1 mo. LIBOR US + 2.00%), 2.11%, 07/25/39	30,548	30,547,763
Series 2019-R06, Class 2ED2, (1 mo. LIBOR US + 1.00%), 1.11%, 09/25/39	2,941	2,823,297
Series 2019-R06, Class 2M2, (1 mo. LIBOR US + 2.10%), 2.21%, 09/25/39	29,263	29,308,730
Series 2019-R06, Class 2M2C, (1 mo. LIBOR US + 2.10%), 2.21%, 09/25/39	15,000	14,955,930
Series 2019-R07, Class 1M2, (1 mo. LIBOR US + 2.10%), 2.21%, 10/25/39	28,941	28,961,842
Series 2020-R01, Class 1M1, (1 mo. LIBOR US + 0.80%), 0.91%, 01/25/40	199	199,039
Series 2020-R01, Class 1M2, (1 mo. LIBOR US + 2.05%), 2.16%, 01/25/40	38,822	38,765,380
Series 2020-R02, Class 2M1, (1 mo. LIBOR US + 0.75%), 0.86%, 01/25/40	615	614,976
Series 2020-R02, Class 2M2, (1 mo. LIBOR US + 2.00%), 2.11%, 01/25/40	30,617	30,521,588
Series 2020-SBT1, Class 1M2, (1 mo. LIBOR US + 3.65%), 3.76%, 02/25/40	1,850	1,852,298

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a) (continued)
Series 2020-SBT1, Class 2M2, (1 mo. LIBOR US + 3.65%), 3.76%, 02/25/40	$450	$452,034
Fannie Mae Connecticut Avenue Securities
Series 2017-C02, Class 2M2C, (1 mo. LIBOR US + 3.65%), 3.76%, 09/25/29	5,990	6,136,313
Series 2017-C03, Class 1M2C, (1 mo. LIBOR US + 3.00%), 3.11%, 10/25/29	2,410	2,443,488
Series 2017-C06, Class 1B1, (1 mo. LIBOR US + 4.15%), 4.26%, 02/25/30	3,453	3,547,376
Series 2017-C06, Class 1M2C, (1 mo. LIBOR US + 2.65%), 2.76%, 02/25/30	5,179	5,193,053
Series 2017-C06, Class 2B1, (1 mo. LIBOR US + 4.45%), 4.56%, 02/25/30	4,103	4,260,684
Series 2017-C06, Class 2M2C, (1 mo. LIBOR US + 2.80%), 2.91%, 02/25/30	3,642	3,664,544
Series 2017-C07, Class 1B1, (1 mo. LIBOR US + 4.00%), 4.11%, 05/25/30	1,250	1,282,802
Series 2017-C07, Class 1M2C, (1 mo. LIBOR US + 2.40%), 2.51%, 05/25/30	3,574	3,542,614
Series 2017-C07, Class 2B1, (1 mo. LIBOR US + 4.45%), 4.56%, 05/25/30	2,973	3,066,095
Series 2018-C01, Class 1M2C, (1 mo. LIBOR US + 2.25%), 2.36%, 07/25/30	8,500	8,438,876
Series 2018-C02, Class 2M2C, (1 mo. LIBOR US + 2.20%), 2.31%, 08/25/30	10,000	9,900,880
Series 2018-C03, Class 1B1, (1 mo. LIBOR US + 3.75%), 3.86%, 10/25/30	5,471	5,539,143
Series 2018-C03, Class 1M2, (1 mo. LIBOR US + 2.15%), 2.26%, 10/25/30	2,595	2,584,308
Series 2018-C03, Class 1M2C, (1 mo. LIBOR US + 2.15%), 2.26%, 10/25/30	7,157	7,030,879
Series 2018-C05, Class 1M2, (1 mo. LIBOR US + 2.35%), 2.46%, 01/25/31	8,819	8,818,689
Freddie Mac STACR REMIC Trust(a)
Series 2020-DNA2, Class M2, (1 mo. LIBOR US + 1.85%), 1.96%, 02/25/50	13,370	13,318,181
Series 2020-DNA3, Class M2, (1 mo. LIBOR US + 3.00%), 3.11%, 06/25/50	8,487	8,530,248
Series 2020-DNA6, Class M1, (30 day SOFR + 0.90%), 0.92%, 12/25/50.	13,550	13,557,828
Series 2020-DNA6, Class M2, (30 day SOFR + 2.00%), 2.02%, 12/25/50.	10,916	10,868,920
Series 2020-HQA2, Class M2, (1 mo. LIBOR US + 3.10%), 3.21%, 03/25/50	19,340	19,556,753
Freddie Mac STACR Trust, Series 2018-DNA2,
Class M1, (1 mo. LIBOR US + 0.80%), 0.91%, 12/25/30(a)	167	166,678
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M2B, (1 mo. LIBOR US + 1.80%), 1.91%, 07/25/30	6,939	6,803,754
Series 2018-HQA1, Class M2, (1 mo. LIBOR US + 2.30%), 2.41%, 09/25/30	5,320	5,319,495
Series 2018-SPI1, Class M2, 3.73%, 02/25/48(a).	1,187	1,186,438
Series 2018-SPI2, Class M2, 3.81%, 05/25/48(a).	1,525	1,522,657
Series 2020-HQA5, Class M1, (30 day SOFR + 1.10%), 1.12%, 11/25/50(a)	5,495	5,501,618

22

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
STACR Trust(a)
Series 2018-DNA3, Class M1, (1 mo. LIBOR US + 0.75%), 0.86%, 09/25/48	$4		$4,039
Series 2018-HRP1, Class M2, (1 mo. LIBOR US + 1.65%), 1.76%, 04/25/43	131		129,714

			465,730,370

Commercial Mortgage-Backed Securities — 0.0%
CFCRE Commercial Mortgage Trust, Series 2016- C4, Class AM, 3.69%, 05/10/58	160		171,225
COMM Mortgage Trust
Series 2012-LC4, Class A4, 3.29%, 12/10/44	1,359		1,372,233
Series 2015-CR22, Class A2, 2.86%, 03/10/48	629		629,537
Wells Fargo Commercial Mortgage Trust,
Series 2018-C46, Class AS, 4.38%, 08/15/51	500		567,661

			2,740,656

Total Non-Agency Mortgage-Backed Securities — 10.2% (Cost: $467,511,503)			468,471,026

Preferred Securities

Capital Trust — 0.0%

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 7.00%, 04/04/79(c)	200		241,195

Total Preferred Securities — 0.0% (Cost: $229,950)			241,195

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations(c) — 8.9%
Connecticut Avenue Securities Trust, Series 2019- R04, Class 2M2, (1 mo. LIBOR US + 2.10%), 2.21%, 06/25/39(a)	24,434		24,483,631
Fannie Mae Connecticut Avenue Securities
Series 2015-C04, Class 1M2, (1 mo. LIBOR US + 5.70%), 5.81%, 04/25/28	46		48,550
Series 2016-C04, Class 1M2, (1 mo. LIBOR US + 4.25%), 4.36%, 01/25/29	3,899		4,056,947
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 4.56%, 01/25/29	73		76,186
Series 2017-C01, Class 1B1, (1 mo. LIBOR US + 5.75%), 5.86%, 07/25/29	6,413		6,962,981
Series 2017-C01, Class 1M2A, (1 mo. LIBOR US + 3.55%), 3.66%, 07/25/29	8		7,803
Series 2017-C02, Class 2B1, (1 mo. LIBOR US + 5.50%), 5.61%, 09/25/29	9,316		10,031,279
Series 2017-C02, Class 2M2, (1 mo. LIBOR US + 3.65%), 3.76%, 09/25/29	4,407		4,527,346
Series 2017-C03, Class 1B1, (1 mo. LIBOR US + 4.85%), 4.96%, 10/25/29	10,039		10,704,214
Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 3.11%, 10/25/29	—	(g)	—
Series 2017-C04, Class 2B1, (1 mo. LIBOR US + 5.05%), 5.16%, 11/25/29	17,428		18,728,287
Series 2017-C05, Class 1B1, (1 mo. LIBOR US + 3.60%), 3.71%, 01/25/30	16,006		16,392,125
Series 2017-C05, Class 1M2A, (1 mo. LIBOR US + 2.20%), 2.31%, 01/25/30	17		16,812

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue Securities (continued)
Series 2017-C06, Class 1M2, (1 mo. LIBOR US + 2.65%), 2.76%, 02/25/30	$8,314	$8,382,714
Series 2017-C06, Class 1M2A, (1 mo. LIBOR US + 2.65%), 2.76%, 02/25/30	59	59,123
Series 2017-C06, Class 2M2, (1 mo. LIBOR US + 2.80%), 2.91%, 02/25/30	62	61,899
Series 2017-C07, Class 1M2, (1 mo. LIBOR US + 2.40%), 2.51%, 05/25/30	70	69,977
Series 2017-C07, Class 2M2, (1 mo. LIBOR US + 2.50%), 2.61%, 05/25/30	1,152	1,157,876
Series 2018-C01, Class 1B1, (1 mo. LIBOR US + 3.55%), 3.66%, 07/25/30	13,262	13,344,149
Series 2018-C01, Class 1M2, (1 mo. LIBOR US + 2.25%), 2.36%, 07/25/30	2,358	2,359,871
Series 2018-C02, Class 2B1, (1 mo. LIBOR US + 4.00%), 4.11%, 08/25/30	16,475	16,598,240
Series 2018-C02, Class 2ED2, (1 mo. LIBOR US + 0.90%), 1.01%, 08/25/30	3,065	3,013,601
Series 2018-C02, Class 2M2, (1 mo. LIBOR US + 2.20%), 2.31%, 08/25/30	6,358	6,349,523
Series 2018-C04, Class 2B1, (1 mo. LIBOR US + 4.50%), 4.61%, 12/25/30	2,078	2,155,538
Series 2018-C04, Class 2M2, (1 mo. LIBOR US + 2.55%), 2.66%, 12/25/30	23,258	23,302,041
Series 2018-C05, Class 1B1, (1 mo. LIBOR US + 4.25%), 4.36%, 01/25/31	2,500	2,540,697
Series 2018-C06, Class 2M2, (1 mo. LIBOR US + 2.10%), 2.21%, 03/25/31	3,596	3,580,936
Freddie Mac STACR REMIC Trust(a)
Series 2019-HQA4, Class M2, (1 mo. LIBOR US + 2.05%), 2.16%, 11/25/49	19,219	19,218,789
Series 2020-DNA1, Class M2, (1 mo. LIBOR US + 1.70%), 1.81%, 01/25/50	40,794	40,658,528
Series 2020-DNA2, Class M1, (1 mo. LIBOR US + 0.75%), 0.86%, 02/25/50	3,598	3,597,096
Series 2020-HQA1, Class M2, (1 mo. LIBOR US + 1.90%), 2.01%, 01/25/50	36,752	36,683,030
Series 2020-HQA4, Class M2, (1 mo. LIBOR US + 3.15%), 3.26%, 09/25/50	8,470	8,534,184
Freddie Mac STACR Trust(a)
Series 2018-HQA2, Class M2, (1 mo. LIBOR US + 2.30%), 2.41%, 10/25/48	11,250	11,249,992
Series 2019-DNA1, Class M2, (1 mo. LIBOR US + 2.65%), 2.76%, 01/25/49	11,969	12,035,208
Series 2019-DNA2, Class M2, (1 mo. LIBOR US + 2.45%), 2.56%, 03/25/49	4,397	4,403,048
Series 2019-DNA3, Class M2, (1 mo. LIBOR US + 2.05%), 2.16%, 07/25/49	15,266	15,235,437
Series 2019-DNA4, Class M2, (1 mo. LIBOR US + 1.95%), 2.06%, 10/25/49	23,376	23,353,931
Series 2019-FTR2, Class M1, (1 mo. LIBOR US + 0.95%), 1.06%, 11/25/48	450	449,981
Series 2019-HQA1, Class M2, (1 mo. LIBOR US + 2.35%), 2.46%, 02/25/49	12,495	12,516,444
Series 2019-HQA2, Class M2, (1 mo. LIBOR US + 2.05%), 2.16%, 04/25/49	3,603	3,594,095

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac STACR Trust(a) (continued)
Series 2019-HQA3, Class M2, (1 mo. LIBOR US + 1.85%), 1.96%, 09/25/49	$6,915	$6,876,335
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2016-DNA2, Class M3, (1 mo. LIBOR US + 4.65%), 4.76%, 10/25/28	345	361,087
Series 2017-DNA1, Class B1, (1 mo. LIBOR US + 4.95%), 5.06%, 07/25/29	6,655	7,104,246
Series 2017-DNA2, Class B1, (1 mo. LIBOR US + 5.15%), 5.26%, 10/25/29	5,000	5,363,295
Series 2017-DNA3, Class B1, (1 mo. LIBOR US + 4.45%), 4.56%, 03/25/30	4,948	5,134,061
Series 2017-DNA3, Class M2, (1 mo. LIBOR US + 2.50%), 2.61%, 03/25/30	250	254,746
Series 2017-HQA2, Class B1, (1 mo. LIBOR US + 4.75%), 4.86%, 12/25/29	1,730	1,821,147
Series 2017-HQA3, Class B1, (1 mo. LIBOR US + 4.45%), 4.56%, 04/25/30	1,981	2,015,419
Series 2018-DNA1, Class B1, (1 mo. LIBOR US + 3.15%), 3.26%, 07/25/30	8,320	8,207,581
Series 2018-DNA1, Class M2, (1 mo. LIBOR US + 1.80%), 1.91%, 07/25/30	586	582,127

		408,262,153

Mortgage-Backed Securities — 43.3%
Ginnie Mae Mortgage-Backed Securities(i)
3.50%, 06/20/42 - 04/21/51	107,267	113,389,678
3.00%, 05/20/45 - 05/20/51(j)	134,325	140,434,147
2.50%, 12/20/46 - 04/21/51	75,959	78,387,647
4.00%, 11/20/47 - 04/21/51(j)	58,355	62,397,026
4.50%, 10/20/48 - 04/21/51	25,889	28,008,105
5.00%, 12/20/48 - 04/21/51	11,177	12,234,696
1.50%, 04/21/51	500	486,875
2.00%, 04/21/51	38,100	38,469,094
5.50%, 04/21/51	650	716,333
Multifamily Connecticut Avenue Securities Trust,
Series 2019-01, Class M10, (1 mo. LIBOR US + 3.25%), 3.36%, 10/15/49(a)(c)	750	745,119
Uniform Mortgage-Backed Securities(i)
2.50%, 04/01/32 - 04/14/51(j)	304,412	314,029,313
2.00%, 12/01/35 - 04/14/51	306,751	308,269,327
3.00%, 12/01/35 - 04/14/51(j)	310,109	324,924,623
1.50%, 04/19/36 - 04/14/51	66,125	64,977,947
3.50%, 04/19/36 - 04/14/51	230,711	244,886,549
4.00%, 04/19/36 - 02/01/57	153,720	165,447,483
4.50%, 04/19/36 - 04/14/51	57,683	62,986,741
5.00%, 02/01/41 - 04/14/51	18,837	20,876,141
5.50%, 04/14/51	2,350	2,625,069

		1,984,291,913

Total U.S. Government Sponsored Agency Securities — 52.2% (Cost: $2,395,462,488)		2,392,554,066

U.S. Treasury Obligations
U.S. Treasury Bonds, 3.13%, 08/15/44	600	682,781
U.S. Treasury Notes
1.88%, 02/28/22 - 03/31/22	9,000	9,153,399
1.50%, 08/15/26	10,000	10,240,625

Total U.S. Treasury Obligations — 0.4% (Cost: $19,517,046)		20,076,805

Security	Shares	Value

Warrants

Oil, Gas & Consumable Fuels — 0.0%
SM Energy Co. (Expires 06/30/23)	$3,253	$53,219

Total Warrants — 0.0% (Cost: $13,955)		53,219

Total Long-Term Investments — 116.3% (Cost: $5,277,151,306)		5,327,785,390

Short-Term Securities

Money Market Funds — 15.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(h)(k)	685,362,786	685,362,786

Total Short-Term Securities — 15.0% (Cost: $685,362,786)		685,362,786

Total Investments Before TBA Sale Commitments — 131.3% (Cost: $5,962,514,092)		6,013,148,176

	Par (000)

TBA Sale Commitments

Mortgage-Backed Securities — (15.3)%
Ginnie Mae Mortgage-Backed Securities, 3.00%, 04/21/51(i)	$(16,200)	(16,876,476)
Uniform Mortgage-Backed Securities(i)
1.50%, 04/19/36 - 04/14/51	(31,050)	(30,529,341)
2.00%, 04/19/36 - 04/14/51	(177,350)	(178,151,815)
2.50%, 04/19/36 - 04/14/51	(216,575)	(222,916,500)
3.00%, 04/19/36 - 04/14/51	(242,900)	(253,565,644)

Total TBA Sale Commitments — (15.3)% (Proceeds: $(706,491,043))		(702,039,776)

Total Investments, Net of TBA Sale Commitments — 116.0% (Cost: $5,256,023,049)		5,311,108,400

Liabilities in Excess of Other Assets — (16.0)%		(730,877,866)

Net Assets — 100.0%		$4,580,230,534

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	When-issued security.
(g)	Amount is less than 500.
(h)	Affiliate of the Fund.
(i)	Represents or includes a TBA transaction.
(j)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(k)	Annualized 7-day yield as of period end.

24

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquid Environmentally Aware Fund	$149,989,991	$45,477		$—	$—	$(2)	$150,035,466	149,960,485	$45,477	$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	284,922,233	400,440,553	(a)	—	—	—	685,362,786	685,362,786	32,287	—

					$—	$(2)	$835,398,252		$77,764	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BTP	92	06/08/21	$16,109	$74,030
Euro Bund Futures	1,048	06/08/21	210,501	(151,273)
Euro OAT	563	06/08/21	106,924	(243,180)
10-Year Australian T-Bond	3,653	06/15/21	383,217	(1,971,543)
E-mini Russell 1000 Index	1,767	06/18/21	131,518	139,558
U.S. Long Bond	230	06/21/21	35,557	(1,228,721)
U.S. Ultra Bond	809	06/21/21	146,606	(4,900,390)
5-Year U.S. Treasury Note	8	06/30/21	987	(1,511)

				(8,283,030)

Short Contracts
10-Year Canada Bond	1,486	06/21/21	164,090	4,070,530
10-Year U.S. Treasury Note	3,444	06/21/21	450,949	6,140,639
10-Year U.S. Ultra Long Treasury Note	194	06/21/21	27,875	1,061,121
Long Gilt	1,711	06/28/21	300,957	621,115
2-Year U.S. Treasury Note	87	06/30/21	19,203	8,020

				11,901,425

				$3,618,395

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,120,664	AUD	2,740,000	Royal Bank of Canada	06/16/21	$38,854
USD	464,979	EUR	390,000	JPMorgan Chase Bank N.A.	06/16/21	6,941
USD	502,703	EUR	420,000	Morgan Stanley &0 Co. International PLC	06/16/21	9,431
USD	2,953,175	EUR	2,470,000	Morgan Stanley & Co. International PLC	06/16/21	52,269
USD	1,089,627	HKD	8,460,000	Royal Bank of Canada	06/16/21	1,212
USD	518,046	MXN	10,630,000	State Street Bank and Trust Co.	06/16/21	1,995

						110,702

USD	317,746	HKD	2,470,000	Royal Bank of Canada	06/16/21	(30)
USD	226,409	MXN	4,730,000	State Street Bank and Trust Co.	06/16/21	(3,216)
USD	1,002,794	MXN	21,110,000	State Street Bank and Trust Co.	06/16/21	$(22,025)
USD	297,248	SGD	400,000	JPMorgan Chase Bank N.A.	06/16/21	(6)

						(25,277)

						$85,425

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund								Upfront Premium	Unrealized
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Paid (Received)	Appreciation (Depreciation)
1-Month MXIBOR, 4.29%	Monthly	5.78%	Monthly	09/15/21	(a)	09/09/26	MXN	1,298,740	$(1,569,138)	$562	$(1,569,700)
1-Month MXIBOR, 4.29%	Monthly	6.26%	Monthly	09/15/21	(a)	09/09/26	MXN	185,200	(34,747)	83	(34,830)
1-Month MXIBOR, 4.29%	Monthly	6.38%	Monthly	09/15/21	(a)	09/09/26	MXN	173,710	10,625	76	10,549
(0.27%)	Annual	6-Month EURIBOR, (0.51%)	Semi-Annual	09/15/21	(a)	09/15/26	EUR	16,320	15,594	217	15,377
(0.26%)	Annual	6-Month EURIBOR, (0.51%)	Semi-Annual	09/15/21	(a)	09/15/26	EUR	128,560	21,515	89,311	(67,796)
(0.26%)	Annual	6-Month EURIBOR, (0.51%)	Semi-Annual	09/15/21	(a)	09/15/26	EUR	10,240	315	136	179
0.40%	Annual	3-Month STIBOR, (0.02%)	Quarterly	09/15/21	(a)	09/15/26	SEK	135,550	10,091	178	9,913
0.40%	Annual	3-Month STIBOR, (0.02%)	Quarterly	09/15/21	(a)	09/15/26	SEK	118,470	9,315	(2,235)	11,550
0.41%	Annual	3-Month STIBOR, (0.02%)	Quarterly	09/15/21	(a)	09/15/26	SEK	112,370	(332)	144	(476)
0.43%	Annual	3-Month STIBOR, (0.02%)	Quarterly	09/15/21	(a)	09/15/26	SEK	112,480	(10,009)	146	(10,155)
0.48%	Annual	3-Month STIBOR, (0.02%)	Quarterly	09/15/21	(a)	09/15/26	SEK	137,340	(57,105)	(1,398)	(55,707)
0.48%	Annual	6-Month GBP LIBOR, 0.21%	Annual	09/15/21	(a)	09/15/26	GBP	68,380	314,279	91,024	223,255
0.51%	Annual	6-Month GBP LIBOR, 0.21%	Annual	09/15/21	(a)	09/15/26	GBP	7,820	21,923	(259)	22,182
0.52%	Annual	6-Month GBP LIBOR, 0.21%	Annual	09/15/21	(a)	09/15/26	GBP	6,130	10,502	95	10,407
0.53%	Annual	6-Month GBP LIBOR, 0.21%	Annual	09/15/21	(a)	09/15/26	GBP	7,750	10,267	119	10,148
0.57%	Annual	6-Month GBP LIBOR, 0.21%	Annual	09/15/21	(a)	09/15/26	GBP	5,170	(6,713)	81	(6,794)
0.99%	Semi-Annual	6-Month BBR, 0.85%	Semi-Annual	09/15/21	(a)	09/15/26	AUD	25,970	122,357	221	122,136
1.04%	Semi-Annual	6-Month BBR, 0.85%	Semi-Annual	09/15/21	(a)	09/15/26	AUD	8,792	24,849	75	24,774
1.08%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	09/15/21	(a)	09/15/26	USD	55,160	429,912	127,601	302,311
1.08%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	09/15/21	(a)	09/15/26	USD	11,660	88,224	130	88,094
1.09%	Semi-Annual	6-Month BBR, 0.85%	Semi-Annual	09/15/21	(a)	09/15/26	AUD	8,794	10,408	75	10,333
3-Month HIBOR, 0.23%	Quarterly	1.10%	Quarterly	09/15/21	(a)	09/15/26	HKD	64,210	(54,086)	76	(54,162)
1.10%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	09/15/21	(a)	09/15/26	USD	11,560	80,083	129	79,954
1.10%	Semi-Annual	6-Month BBR, 0.85%	Semi-Annual	09/15/21	(a)	09/15/26	AUD	27,760	20,420	235	20,185
3-Month HIBOR, 0.23%	Quarterly	1.11%	Quarterly	09/15/21	(a)	09/15/26	HKD	68,880	(52,356)	82	(52,438)
1.11%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	09/15/21	(a)	09/15/26	USD	8,150	52,255	91	52,164
1.11%	Semi-Annual	6-Month BBR, 0.85%	Semi-Annual	09/15/21	(a)	09/15/26	AUD	8,794	4,171	75	4,096
3-Month HIBOR, 0.23%	Quarterly	1.12%	Quarterly	09/15/21	(a)	09/15/26	HKD	124,950	(87,862)	148	(88,010)
3-Month HIBOR, 0.23%	Quarterly	1.12%	Quarterly	09/15/21	(a)	09/15/26	HKD	99,120	(66,250)	118	(66,368)
3-Month HIBOR, 0.23%	Quarterly	1.13%	Quarterly	09/15/21	(a)	09/15/26	HKD	219,930	(143,520)	261	(143,781)
3-Month HIBOR, 0.23%	Quarterly	1.13%	Quarterly	09/15/21	(a)	09/15/26	HKD	232,100	(138,983)	275	(139,258)
3-Month HIBOR, 0.23%	Quarterly	1.16%	Quarterly	09/15/21	(a)	09/15/26	HKD	74,620	(32,882)	89	(32,971)
6-Month SIBOR, 0.59%	Semi-Annual	1.20%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	36,780	(167,247)	253	(167,500)
6-Month SIBOR, 0.59%	Semi-Annual	1.20%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	36,780	(165,232)	250	(165,482)
6-Month SIBOR, 0.59%	Semi-Annual	1.26%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	9,880	(21,288)	68	(21,356)
1.32%	Annual	6-Month WIBOR, 0.15%	Semi-Annual	09/15/21	(a)	09/15/26	PLN	106,420	194,425	253	194,172
3-Month CAD BA, 0.44%	Semi-Annual	1.58%	Semi-Annual	09/15/21	(a)	09/15/26	CAD	120,670	(225,373)	(100,803)	(124,570)
3-Month CAD BA, 0.44%	Semi-Annual	1.59%	Semi-Annual	09/15/21	(a)	09/15/26	CAD	28,200	(42,054)	251	(42,305)
3-Month CAD BA, 0.44%	Semi-Annual	1.64%	Semi-Annual	09/15/21	(a)	09/15/26	CAD	10,330	4,376	92	4,284
3-Month CAD BA, 0.44%	Quarterly	6.44%	Quarterly	09/15/21	(a)	09/15/26	ZAR	123,550	(5,127)	76	(5,203)

									$(1,424,398)	$208,401	$(1,632,799)

(a)	Forward Swap.

26

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month KRW CDC, 0.76%	Quarterly	1.51%	Quarterly	Bank of America N.A.	09/15/21	(a)	09/15/26	KRW	7,033,234	$(23,621)	$—	$(23,621)
3-Month KRW CDC, 0.76%	Quarterly	1.53%	Quarterly	Bank of America N.A.	09/15/21	(a)	09/15/26	KRW	6,492,216	(17,974)	—	(17,974)
3-Month KRW CDC, 0.76%	Quarterly	1.56%	Quarterly	Citibank N.A.	09/15/21	(a)	09/15/26	KRW	4,054,360	(4,757)	—	(4,757)

										$(46,352)	$—	$(46,352)

(a)	Forward Swap.

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty (a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Barclays Bank PLC(b)	01/21/22	$1,018,885	$434,334	(c)	$1,541,953	13.3%
	Monthly	Barclays Bank PLC(d)	01/21/22	6,476,836	354,532	(e)	6,637,298	13.3
	Monthly	Merrill Lynch International(f)	02/15/23	1,107,250	(109,474	)(g)	1,009,949	2.4
	Monthly	Merrill Lynch International(h)	02/15/23	2,279,429	2,375,880	(i)	4,616,881	2.3
	Monthly	Morgan Stanley & Co. International PLC(j)	10/05/22	(5,183,639)	8,234,216	(k)	3,185,278	28.6
	Monthly	Morgan Stanley & Co. International PLC(l)	10/05/22	7,281,439	4,543,611	(m)	10,998,119	28.8

					$15,833,099		$27,989,478

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(88,734) of net dividends and financing fees.
(e)	Amount includes $194,070 of net dividends and financing fees.
(g)	Amount includes $(12,173) of net dividends and financing fees.
(i)	Amount includes $38,428 of net dividends and financing fees.
(k)	Amount includes $(134,701) of net dividends and financing fees.
(m)	Amount includes $826,931 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	20 basis points	20 basis points	20 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)
	(h)	(j)	(l)
Range:	20 basis points	0-20 basis points	0-20 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date January 21, 2022:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Howmet Aerospace Inc.	39,326	$1,263,544	81.9%
Spirit AeroSystems Holdings, Inc., Class A	1,983	96,473	6.3

		1,360,017

Air Freight & Logistics
FedEx Corp.	7,671	2,178,871	141.3
United Parcel Service, Inc.	40,929	6,957,521	451.2

		9,136,392

Airlines
Delta Air Lines, Inc.	14,635	706,578	45.8

Auto Components
Aptiv Plc	12,172	1,678,519	108.8
Magna International Inc.	13,904	1,224,108	79.4

		2,902,627

Automobiles
Harley-Davidson Inc.	97,536	3,911,194	253.7

Biotechnology
Abbvie Inc.	12,791	1,384,242	89.8
Biogen Inc.	13,775	3,853,556	249.9

		5,237,798

Capital Markets
Cboe Global Markets Inc.	485	47,865	3.1
Raymond James Financial Inc.	12,781	1,566,439	101.6

		1,614,304

Chemicals
Dupont De Nemours Inc.	110,157	8,512,933	552.1
Eastman Chemical Co.	19,312	2,126,637	137.9
FMC Corp.	6,450	713,435	46.3
Lyondellbasell Indu, Class A	18,500	1,924,925	124.8
Mosaic Co/the	12,000	379,320	24.6
Nutrien Ltd.	98,550	5,310,859	344.4

		18,968,109

Commercial Services & Supplies
Cintas Corp.	9,729	3,320,605	215.4

Construction Materials
Vulcan Materials Co.	5,139	867,206	56.2

Consumer Finance
Ally Financial Inc.	32,032	1,448,167	93.9
Discover Financial Services	12,475	1,185,000	76.8
Synchrony Financial	21,680	881,509	57.2

		3,514,676

Containers & Packaging
Ball Corp.	23,143	1,961,138	127.2
Crown Holdings Inc.	78,305	7,598,717	492.8
International Paper Co.	34,237	1,851,195	120.1
Packaging Corp Of America	13,488	1,813,866	117.6

		13,224,916

Security	Shares	Value	% of Basket Value

Diversified Consumer Services
Service Corp International	11,609	$592,639	38.4%

Diversified Financial Services
Voya Financial, Inc.	15,675	997,557	64.7

Electric Utilities
Entergy Corp.	48,411	4,815,442	312.3
Nextera Energy Inc.	10,231	773,566	50.1
Southern Co.	16,489	1,024,956	66.5

		6,613,964

Electrical Equipment
Emerson Electric Co.	91,328	8,239,612	534.4

Electronic Equipment, Instruments & Components
Trimble Inc.	12,324	958,684	62.2

Entertainment
Netflix Inc.	3,784	1,973,961	128.0

Equity Real Estate Investment Trusts (REITs)
Life Storage Inc.	2,474	212,640	13.8
Public Storage	12,707	3,135,579	203.4
Ventas Inc.	29,090	1,551,661	100.6
Vereit Inc.	57,946	2,237,874	145.1
Wp Carey Inc.	54,410	3,850,052	249.7

		10,987,806

Food & Staples Retailing
Costco Wholesale Corp.	20,887	7,362,250	477.5
Walmart Inc.	20,035	2,721,354	176.5

		10,083,604

Food Products
Bunge Ltd.	62,381	4,944,942	320.7
Hershey Co/the	3,508	554,825	36.0
Mccormick & Co Non Vtg Shrs	31,061	2,769,399	179.6

		8,269,166

Health Care Equipment & Supplies
Danaher Corp.	34,490	7,763,009	503.4
Hologic Inc.	34,701	2,581,060	167.4
Zimmer Biomet Holdings Inc.	20,720	3,316,858	215.1

		13,660,927

Health Care Providers & Services
Cardinal Health Inc.	19,179	1,165,124	75.5
Davita Inc.	6,609	712,252	46.2
McKesson Corp.	20,079	3,916,208	254.0

		5,793,584

Hotels, Restaurants & Leisure
Royal Caribbean Cruises Ltd	68,812	5,890,995	382.1
Wynn Resorts Ltd.	71,045	8,906,912	577.6

		14,797,907

Household Durables
Meritage Homes Corp.	32,336	2,972,325	192.8
Newell Brands, Inc.	66,280	1,774,978	115.1
Toll Brothers, Inc.	104,831	5,947,063	385.7

		10,694,366

28

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Household Products
Clorox Company	18,235	$3,517,167	228.1%
Procter & Gamble Co/the	7,630	1,033,331	67.0

		4,550,498

Industrial Conglomerates
Carlisle Cos Inc.	26,807	4,411,896	286.1

Insurance
Aon Plc., Class A	1,674	385,204	25.0
Fidelity National Financial	21,020	854,673	55.4

		1,239,877

Internet & Direct Marketing Retail
Ebay Inc.	50,936	3,119,321	202.3

IT Services
Western Union Co.	34,588	852,940	55.3

Life Sciences Tools & Services
Perkinelmer Inc.	25,153	3,226,879	209.3
Thermo Fisher Scientific Inc.	18,485	8,436,184	547.1

		11,663,063

Machinery
Fortive Corp.	27,798	1,963,651	127.3
Illinois Tool Works, Inc.	28,097	6,224,047	403.6
Parker Hannifin Corp.	135	42,583	2.8
Xylem Inc.	8,237	866,368	56.2

		9,096,649

Media
Altice Usa, Inc., Class A	74,605	2,426,901	157.4

Metals & Mining
Newmont Corp.	117,750	7,096,792	460.2
Reliance Steel & Aluminum Co.	7,357	1,120,398	72.7
Steel Dynamics, Inc.	48,180	2,445,617	158.6

		10,662,807

Multi-line Retail
Macy S Inc.	311,083	5,036,434	326.6

Multi-Utilities
CMS Energy Corp.	2,456	150,356	9.8
Sempra Energy	1,896	251,372	16.3
Wec Energy Group Inc.	728	68,134	4.4

		469,862

Oil, Gas & Consumable Fuels
Antero Midstream Corp.	21,558	194,669	12.6
Antero Resources Corp.	364,486	3,717,757	241.1
Canadian Natural Resources	64,890	2,003,154	129.9
Cenovus Energy, Inc.	108,979	819,522	53.2
Diamondback Energy Inc.	6,205	456,005	29.6
Marathon Petroleum Corp.	173,776	9,295,278	602.8
Murphy Oil Corp.	277,300	4,550,493	295.1
Occidental Petroleum Corp.	30,625	815,238	52.9
Oneok Inc.	761	38,552	2.5
Ovintiv Inc.	51,940	1,237,211	80.2
SM Energy Co.	436,505	7,145,587	463.4

		30,273,466

Personal Products
Coty Inc.	164,206	1,479,496	95.9

Security	Shares	Value	% of Basket Value

Pharmaceuticals
Bristol Myers Squibb Co.	37,318	$2,355,885	152.8%

Professional Services
Booz Allen Hamilton Holdings	36,244	2,918,729	189.3
Equifax Inc.	1,419	257,024	16.7

		3,175,753

Real Estate Management & Development
Cbre Group, Inc., Class A	51,546	4,077,804	264.5

Road & Rail
Union Pacific Corp.	10,169	2,241,349	145.4

Semiconductors & Semiconductor Equipment
Analog Devices Inc.	532	82,503	5.3
Nxp Semiconductors Nv	53,234	10,718,134	695.1
Qualcomm Inc.	45,838	6,077,660	394.2

		16,878,297

Specialty Retail
Bed Bath & Beyond, Inc.	63,095	1,839,219	119.3

Technology Hardware, Storage & Peripherals
Apple Inc.	16,609	2,028,790	131.6
Hewlett Packard Enterprise	54,338	855,280	55.5
Hp Inc.	156,352	4,964,176	321.9
Netapp Inc.	39,467	2,868,067	186.0
Western Digital Corp.	984	65,682	4.3
Xerox Holdings Corp.	336,360	8,163,457	529.4

		18,945,452

Textiles, Apparel & Luxury Goods
Nike, Inc., Class B	22,478	2,987,101	193.7
Pvh Corp.	1,202	127,051	8.2
Tapestry Inc.	38,784	1,598,289	103.7
Vf Corp.	36,551	2,921,156	189.5

		7,633,597

Tobacco
Philip Morris International	2,265	200,996	13.0

Trading Companies & Distributors
Ww Grainger Inc.	12,120	4,859,272	315.1

Water Utilities
American Water Works Co Inc.	7,753	1,162,330	75.4

Total Reference Entity — Long		307,081,363

Reference Entity — Short

Common Stocks

Aerospace & Defense
General Dynamics Corp,	(12,205)	(2,215,940)	(143.7)
Hexcel Corp,	(6,575)	(368,200)	(23.9)
Northrop Grumman Corp,	(17,494)	(5,661,758)	(367.2)
Raytheon Technologies Corp,	(2,219)	(171,462)	(11.1)

		(8,417,360)

Airlines
Southwest Airlines Co.,	(26,875)	(1,640,987)	(106.4)
United Airlines Holdings, Inc.,.	(14,081)	(810,221)	(52.6)

		(2,451,208)

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Auto Components
Borgwarner Inc,	(67,494)	$(3,129,022)	(202.9)%
Lear Corp.,	(2,530)	(458,562)	(29.8)

		(3,587,584)

Biotechnology
Emergent BioSolutions, Inc.,	(57,240)	(5,318,168)	(344.9)

Building Products
Builders FirstSource, Inc.,	(27,892)	(1,293,352)	(83.9)
Carrier Global Corp,	(28,806)	(1,216,189)	(78.8)

		(2,509,541)

Capital Markets
Brookfield Asset Management, Inc.,	(10,757)	(478,687)	(31.1)
CME Group Inc,	(47,832)	(9,768,729)	(633.5)
MSCI Inc,	(8,216)	(3,444,804)	(223.4)
Nasdaq Inc,	(1,632)	(240,655)	(15.6)
S&P Global Inc,	(4,116)	(1,452,413)	(94.2)

		(15,385,288)

Chemicals
Air Products & Chemicals Inc,	(4,475)	(1,258,996)	(81.7)
Cf Industries Holdings Inc,	(113,582)	(5,154,351)	(334.3)
Dow Inc,	(5,049)	(322,833)	(20.9)
Ppg Industries Inc,	(61,791)	(9,284,716)	(602.1)
Scotts Miracle-Gro Co/The,	(5,349)	(1,310,345)	(85.0)

		(17,331,241)

Commercial Services & Supplies
Waste Connections Inc,	(53,380)	(5,763,972)	(373.8)
Waste Management Inc,	(10,993)	(1,418,317)	(92.0)

		(7,182,289)

Communications Equipment
Juniper Networks Inc,	(397,867)	(10,077,971)	(653.6)

Construction & Engineering
Quanta Services Inc,	(44,461)	(3,911,679)	(253.7)

Containers & Packaging
Avery Dennison Corp,	(13,901)	(2,552,919)	(165.6)
Westrock Co,	(13,430)	(699,031)	(45.3)

		(3,251,950)

Diversified Telecommunication Services
At&t Inc,	(1,526)	(46,192)	(3.0)
Lumen Technologies Inc,	(101,241)	(1,351,567)	(87.6)

		(1,397,759)

Electronic Equipment, Instruments & Components
CDW Corp/de,	(30,121)	(4,992,556)	(323.8)

Energy Equipment & Services
Baker Hughes Co.,	(54,108)	(1,169,274)	(75.8)
Halliburton Co,	(3,796)	(81,462)	(5.3)
Nov Inc,	(83,066)	(1,139,666)	(73.9)
Schlumberger Ltd,	(10,490)	(285,223)	(18.5)

		(2,675,625)

Entertainment
Live Nation Entertainment, Inc.,	(46,863)	(3,966,953)	(257.3)

Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities Inc,	(24,844)	(4,081,869)	(264.7)
Camden Property Trust,	(14,414)	(1,584,243)	(102.7)

Security	Shares	Value	% of Basket Value

Equity Real Estate Investment Trusts (REITs) (continued)
Crown Castle Intl Corp,	(28,183)	$(4,851,140)	(314.6)%
Digital Realty Trust Inc,	(59,423)	(8,369,136)	(542.8)
Equity Residential,	(28,927)	(2,072,041)	(134.4)
Iron Mountain Inc,	(157,516)	(5,829,667)	(378.1)
Medical Properties Trust, Inc.,	(29,383)	(625,270)	(40.6)
Prologis Inc,	(56,476)	(5,986,456)	(388.2)
Vici Properties Inc,	(118,872)	(3,356,945)	(217.7)

		(36,756,767)

Food Products
Conagra Brands Inc,	(3,838)	(144,309)	(9.4)
Kellogg Co,	(7,599)	(481,017)	(31.2)
Mondelez International, Inc., Class A,	(9,499)	(555,976)	(36.0)

		(1,181,302)

Health Care Equipment & Supplies
Baxter International, Inc.,	(7,176)	(605,224)	(39.3)
Boston Scientific Corp,	(117,110)	(4,526,302)	(293.5)
Dentsply Sirona Inc,	(8,598)	(548,638)	(35.6)

		(5,680,164)

Health Care Providers & Services
Amerisourcebergen Corp,	(5,832)	(688,584)	(44.7)
Anthem Inc,	(4,018)	(1,442,261)	(93.5)
Centene Corp,	(9,159)	(585,352)	(38.0)
Cvs Health Corp,	(7,076)	(532,328)	(34.5)
Tenet Healthcare Corp,	(48,385)	(2,516,020)	(163.2)
UnitedHealth Group, Inc.,	(11,559)	(4,300,757)	(278.9)

		(10,065,302)

Hotels, Restaurants & Leisure
Expedia Group Inc,	(2,088)	(359,387)	(23.3)
Hilton Worldwide Holdings In,	(27,073)	(3,273,667)	(212.3)
Las Vegas Sands Corp,	(111,863)	(6,796,796)	(440.8)
Mgm Resorts International,	(15,693)	(596,177)	(38.7)

		(11,026,027)

Household Durables
KB Home,	(125,511)	(5,840,027)	(378.7)
Leggett & Platt Inc,	(1,033)	(47,156)	(3.1)
NVR Inc,	(446)	(2,101,075)	(136.3)

		(7,988,258)

Industrial Conglomerates
Roper Technologies Inc,	(758)	(305,732)	(19.8)

Insurance
Metlife Inc,	(41,060)	(2,496,037)	(161.9)
Progressive Corp.,	(5,838)	(558,171)	(36.2)
Reinsurance Group Of America,	(359)	(45,252)	(2.9)

		(3,099,460)

Interactive Media & Services
Match Group Inc,	(6,957)	(955,753)	(62.0)

IT Services
Fiserv Inc,	(51,350)	(6,112,704)	(396.4)
Gartner Inc,	(712)	(129,976)	(8.5)
Global Payments, Inc.,	(773)	(155,821)	(10.1)
International Business Machines Corp.,	(24,996)	(3,330,967)	(216.0)

		(9,729,468)

30

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Machinery
Stanley Black & Decker Inc,	(9,171)	$(1,831,173)	(118.7)%

Media
Comcast Corp., Class A,	(42,604)	(2,305,302)	(149.5)
Discovery Inc,	(81,064)	(3,523,042)	(228.5)
DISH Network Corp.,	(7,794)	(282,143)	(18.3)
Fox Corp., Class A,	(17,348)	(626,436)	(40.6)

		(6,736,923)

Metals & Mining
Cleveland Cliffs Inc,	(304,703)	(6,127,577)	(397.4)
Nucor Corp,	(73,287)	(5,882,748)	(381.5)
United States Steel Corp.,	(8,973)	(234,823)	(15.2)

		(12,245,148)

Multi-Utilities
Ameren Corporation,	(8,491)	(690,828)	(44.8)
Centerpoint Energy Inc,	(12,217)	(276,715)	(17.9)

		(967,543)

Oil, Gas & Consumable Fuels
CNX Resources Corp,	(385,462)	(5,666,291)	(367.5)
Conocophillips,	(5,455)	(288,951)	(18.7)
Eog Resources Inc,	(101,909)	(7,391,460)	(479.4)
Eqt Corp,	(19,060)	(354,135)	(23.0)
Hess Corp.,	(1,280)	(90,573)	(5.9)
Hollyfrontier Corp,	(33,158)	(1,186,393)	(76.9)
Kinder Morgan Inc,	(105,225)	(1,751,996)	(113.6)
Phillips 66,	(15,447)	(1,259,548)	(81.7)
Pioneer Natural Resources Co.,	(13,886)	(2,205,375)	(143.0)

		(20,194,722)

Pharmaceuticals
Bausch Health Cos Inc,	(127,723)	(4,053,928)	(262.9)

Professional Services
Nielsen Holdings Plc,	(257,672)	(6,480,451)	(420.3)

Road & Rail
Avis Budget Group Inc,.	(46,422)	(3,367,452)	(218.4)

Semiconductors & Semiconductor Equipment
Broadcom Inc,	(20,049)	(9,295,920)	(602.9)
Intel Corp,	(138,140)	(8,840,960)	(573.3)
Nvidia Corp,	(4,981)	(2,659,505)	(172.5)

		(20,796,385)

Software
J2 Global Inc,	(40,260)	(4,825,564)	(312.9)

Specialty Retail
Advance Auto Parts Inc,	(4,099)	(752,126)	(48.8)
Best Buy Co Inc,	(34,368)	(3,945,790)	(255.9)
Home Depot Inc,	(21,173)	(6,463,058)	(419.1)
Lithia Motors, Inc., Class A,	(13,190)	(5,145,287)	(333.7)

		(16,306,261)

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C,	(25,442)	(2,242,712)	(145.4)
NCR Corp.,	(199,005)	(7,552,240)	(489.8)
Seagate Technology,	(16,452)	(1,262,691)	(81.9)

		(11,057,643)

Textiles, Apparel & Luxury Goods
Hanesbrands Inc,	(87,670)	(1,724,469)	(111.8)

Security	Shares	Value	% of Basket Value

Thrifts & Mortgage Finance
MGIC Investment Corp,	(95,188)	$(1,318,354)	(85.5)%

Tobacco
Altria Group Inc,	(164,389)	(8,410,141)	(545.4)

Trading Companies & Distributors
United Rentals Inc,	(14,281)	(4,702,876)	(305.0)

Water Utilities
Essential Utilities Inc,	(28,491)	(1,274,972)	(82.7)

Total Reference Entity — Short		(305,539,410)

Net Value of Reference Entity — Barclays Bank PLC		$1,541,953

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date January 21, 2022:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Lockheed Martin Corp.	1,106	$408,667	6.2%

Air Freight & Logistics
United Parcel Service, Class B.	23,691	4,027,233	60.7

Airlines
Delta Air Lines, Inc	79,106	3,819,238	57.5

Automobiles
Ford Motor Co.	143,286	1,755,254	26.5
General Motors Co.	43,107	2,476,928	37.3

		4,232,182

Building Products
Johnson Controls Internation	68,080	4,062,334	61.2

Chemicals
Corteva Inc.	10,660	496,969	7.5
Dow, Inc.	56,336	3,602,124	54.3

		4,099,093

Communications Equipment
Motorola Solutions Inc.	10,556	1,985,056	29.9

Consumer Finance
Ally Financial Inc.	229,035	10,354,672	156.0

Containers & Packaging
International Paper Co.	123,440	6,674,401	100.6
Packaging Corp Of America	37,469	5,038,831	75.9
Westrock Co.	255,798	13,314,286	200.6

		25,027,518

Diversified Financial Services
Berkshire Hathaway, Inc., Class B	64,367	16,443,837	247.7

Diversified Telecommunication Services
Lumen Technologies Inc.	213,111	2,845,032	42.9

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Electric Utilities
Exelon Corp.	104,666	$4,578,091	69.0%
Southern Co/the	34,643	2,153,409	32.4

		6,731,500

Electronic Equipment, Instruments & Components
Arrow Electronics Inc.	35,095	3,889,228	58.6

Energy Equipment & Services
Halliburton Co.	270,770	5,810,724	87.5

Entertainment
Walt Disney Co/the	25,186	4,647,321	70.0

Equity Real Estate Investment Trusts (REITs)
Weyerhaeuser Co.	169,426	6,031,566	90.9

Food & Staples Retailing
Kroger Co.	24,352	876,429	13.2
Walmart, Inc.	38,793	5,269,253	79.4

		6,145,682

Food Products
Tyson Foods, Inc.	149,373	11,098,414	167.2

Health Care Providers & Services
CVS Health Corp.	20,114	1,513,176	22.8
Davita Inc.	62,328	6,717,089	101.2
HCA Healthcare, Inc.	24,520	4,618,097	69.6
McKesson Corp.	44,153	8,611,601	129.7
Quest Diagnostics, Inc.	17,892	2,296,259	34.6

		23,756,222

Hotels, Restaurants & Leisure
Carnival Corp.	112,356	2,981,928	44.9
Darden Restaurants Inc.	7,027	997,834	15.0
Marriott International, Inc., Class A	19,609	2,904,289	43.8
Mcdonald S Corp.	19,166	4,295,867	64.7
Mgm Resorts International	60,638	2,303,638	34.7

		13,483,556

Household Durables
Lennar Corp., Class A	37,876	3,834,187	57.8
Newell Brands Inc.	120,881	3,237,193	48.8
Pultegroup Inc.	13,577	711,978	10.7
Toll Brothers Inc.	45,664	2,590,519	39.0

		10,373,877

Independent Power and Renewable Electricity Producers
Aes Corp.	237,721	6,373,300	96.0
Vistra Corp.	343,527	6,073,557	91.5

		12,446,857

Industrial Conglomerates
General Electric Co.	718,300	9,431,279	142.1
Honeywell International Inc.	42,672	9,262,811	139.5

		18,694,090

Insurance
Allstate Corp.	28,957	3,327,159	50.1
Hartford Financial Svcs Grp.	10,589	707,240	10.6

Security	Shares	Value	% of Basket Value

Insurance (continued)
Loews Corp.	102,879	$5,275,635	79.5%
MetLife, Inc.	41,880	2,545,885	38.4

		11,855,919

IT Services
Dxc Technology Co.	123,916	3,873,614	58.4

Machinery
Caterpillar Inc.	4,796	1,112,048	16.8

Media
Omnicom Group, Inc.	45,619	3,382,649	51.0
ViacomCBS, Inc.	355,398	16,028,450	241.5

		19,411,099

Metals & Mining
Barrick Gold Corp.	174,032	3,445,833	51.9
Newmont Corp.	46,573	2,806,955	42.3

		6,252,788

Multi-line Retail
Nordstrom Inc.	30,730	1,163,745	17.5
Target Corp.	21,473	4,253,157	64.1

		5,416,902

Oil, Gas & Consumable Fuels
Devon Energy Corp.	147,172	3,215,708	48.4
Murphy Oil Corp.	94,287	1,547,249	23.3
Occidental Petroleum Corp.	215,985	5,749,521	86.6
Ovintiv Inc.	157,443	3,750,292	56.5
Targa Resources Corp.	25,845	820,579	12.4

		15,083,349

Pharmaceuticals
Bristol Myers Squibb Co.	21,675	1,368,343	20.6
Johnson & Johnson	25,856	4,249,433	64.0
Pfizer, Inc.	340,266	12,327,837	185.8

		17,945,613

Road & Rail
CSX Corp.	51,936	5,007,669	75.5
Norfolk Southern Corp.	11,018	2,958,553	44.6
Ryder System, Inc.	49,513	3,745,659	56.4

		11,711,881

Specialty Retail
L Brands, Inc.	63,423	3,923,347	59.1

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	64,438	5,680,210	85.6
Hp Inc.	76,852	2,440,051	36.8
Xerox Holdings Corp.	130,256	3,161,313	47.6

		11,281,574

Total Reference Entity — Long		308,282,033

Reference Entity — Short

Common Stocks

Aerospace & Defense
Howmet Aerospace Inc.	(164,883)	(5,297,691)	(79.8)
Northrop Grumman Corp.	(2,791)	(903,279)	(13.6)
Transdigm Group Inc.	(8,549)	(5,026,128)	(75.8)

		(11,227,098)

32

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Airlines
American Airlines Group, Inc.	(172,060)	$(4,112,234)	(61.9)%
Southwest Airlines Co.	(170,400)	(10,404,624)	(156.8)

		(14,516,858)

Auto Components
Goodyear Tire & Rubber Co.	(154,807)	(2,719,959)	(41.0)

Automobiles
Tesla, Inc.	(8,196)	(5,474,354)	(82.5)

Chemicals
Ashland Global Holdings Inc.	(165,956)	(14,731,914)	(222.0)
Sherwin-Williams Co.	(6,432)	(4,746,880)	(71.5)

		(19,478,794)

Communications Equipment
Cisco Systems Inc.	(116,611)	(6,029,955)	(90.8)

Consumer Finance
Navient Corp.	(175,071)	(2,505,266)	(37.7)
Onemain Holdings Inc.	(26,323)	(1,414,072)	(21.3)

		(3,919,338)

Containers & Packaging
Ball Corp.	(89,404)	(7,576,095)	(114.2)
Sealed Air Corp.	(219,797)	(10,071,099)	(151.7)

		(17,647,194)

Diversified Telecommunication Services
At&t Inc.	(76,464)	(2,314,565)	(34.9)
Verizon Communications Inc.	(71,661)	(4,167,087)	(62.8)

		(6,481,652)

Electric Utilities
American Electric Power	(4,370)	(370,139)	(5.6)
Firstenergy Corp.	(37,179)	(1,289,739)	(19.4)
NRG Energy Inc.	(155,975)	(5,884,937)	(88.7)

		(7,544,815)

Entertainment
Netflix Inc	(32,640)	(17,026,982)	(256.5)

Equity Real Estate Investment Trusts (REITs)
Equity Residential	(223,210)	(15,988,532)	(240.9)
Host Hotels & Resorts, Inc.	(103,220)	(1,739,257)	(26.2)
Iron Mountain Inc.	(325,012)	(12,028,694)	(181.2)

		(29,756,483)

Food Products
Campbell Soup Co.	(52,828)	(2,655,664)	(40.0)
Conagra Brands Inc.	(126,488)	(4,755,949)	(71.7)
General Mills Inc.	(250,864)	(15,382,980)	(231.8)
Kraft Heinz Co.	(8,325)	(333,000)	(5.0)
Lamb Weston Holdings Inc.	(15,154)	(1,174,132)	(17.7)
Mondelez International, Inc., Class A	(60,835)	(3,560,672)	(53.6)

		(27,862,397)

Health Care Equipment & Supplies
Baxter International Inc.	(50,769)	(4,281,858)	(64.5)
Boston Scientific Corp.	(205,365)	(7,937,357)	(119.6)

		(12,219,215)

Health Care Providers & Services
Tenet Healthcare Corp.	(23,011)	(1,196,572)	(18.0)
UnitedHealth Group, Inc.	(839)	(312,167)	(4.7)
Universal Health Services, Inc., Class B	(23,403)	(3,121,726)	(47.1)

		(4,630,465)

Security	Shares	Value	% of Basket Value

Hotels, Restaurants & Leisure
Aramark	(98,841)	$(3,734,213)	(56.3)%
Boyd Gaming Corp.	(18,324)	(1,080,383)	(16.3)
Expedia Group Inc.	(2,578)	(443,725)	(6.7)
Royal Caribbean Cruises Ltd.	(26,619)	(2,278,853)	(34.3)

		(7,537,174)

Household Durables
Mdc Holdings Inc.	(17,244)	(1,024,294)	(15.4)

Insurance
Lincoln National Corp.	(85,787)	(5,341,956)	(80.5)
Prudential Financial Inc.	(22,360)	(2,036,996)	(30.7)

		(7,378,952)

IT Services
Intl Business Machines Corp.	(19,929)	(2,655,739)	(40.0)

Media
Altice Usa, Inc., Class A	(68,084)	(2,214,773)	(33.4)
Charter Communications Inc, Class A	(8,120)	(5,010,203)	(75.5)
Comcast Corp., Class A	(118,685)	(6,422,045)	(96.7)
DISH Network Corp.	(104,772)	(3,792,746)	(57.1)
TEGNA, Inc.	(43,593)	(820,856)	(12.4)

		(18,260,623)

Metals & Mining
Freeport Mcmoran Inc.	(207,833)	(6,843,941)	(103.1)
Teck Resources Ltd.	(124,885)	(2,395,294)	(36.1)

		(9,239,235)

Multi-Utilities
Dominion Energy, Inc.	(147,038)	(11,169,006)	(168.3)

Oil, Gas & Consumable Fuels
Apa Corp.	(262,870)	(4,705,373)	(70.9)
Canadian Natural Resources Ltd.	(106,044)	(3,273,578)	(49.3)
Conocophillips	(76,973)	(4,077,260)	(61.4)
Hess Corp.	(40,204)	(2,844,835)	(42.8)
Pioneer Natural Resources Co.	(30,995)	(4,922,626)	(74.2)
Valero Energy Corp.	(21,755)	(1,557,658)	(23.5)

		(21,381,330)

Pharmaceuticals
Bausch Health Cos Inc.	(219,157)	(6,956,043)	(104.8)

Road & Rail
Union Pacific Corp.	(7,834)	(1,726,692)	(26.0)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices	(98,611)	(7,740,964)	(116.6)

Specialty Retail
Best Buy Co Inc.	(86,806)	(9,966,197)	(150.2)

Thrifts & Mortgage Finance
MGIC Investment Corp.	(266,072)	(3,685,097)	(55.5)
Radian Group Inc.	(84,283)	(1,959,580)	(29.5)

		(5,644,677)

Wireless Telecommunication Services
T Mobile Us Inc.	(35,344)	(4,428,250)	(66.7)

Total Reference Entity — Short		(301,644,735)

Net Value of Reference Entity — Barclays Bank PLC		$6,637,298

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Merrill Lynch International as of period end, termination date February 15, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Air Freight & Logistics
United Parcel Service, Inc.	38,441	$6,534,586	647.0%

Airlines
Delta Air Lines, Inc.	88,456	4,270,656	422.9

Automobiles
Ford Motor Co.	23,693	290,239	28.7

Chemicals
Corteva Inc.	34,283	1,598,274	158.3

Communications Equipment
Motorola Solutions Inc.	17,185	3,231,639	320.0

Consumer Finance
Ally Financial Inc.	20,589	930,829	92.2

Containers & Packaging
Packaging Corp Of America	24,686	3,319,773	328.7

Electric Utilities
Exelon Corp.	14,246	623,120	61.7

Equity Real Estate Investment Trusts (REITs)
Weyerhaeuser Co.	5,788	206,053	20.4

Food & Staples Retailing
Kroger Co.	213,200	7,673,068	759.7
Walmart Inc.	1,864	253,187	25.1

		7,926,255

Health Care Providers & Services
Davita Inc.	24,634	2,654,806	262.9
Quest Diagnostics, Inc.	22,160	2,844,015	281.6

		5,498,821

Hotels, Restaurants & Leisure
Darden Restaurants Inc.	11,860	1,684,120	166.7
Marriott International, Inc., Class A	11,545	1,709,930	169.3
McDonald’s Corp.	1,459	327,020	32.4

		3,721,070

Household Durables
Newell Brands Inc.	64,001	1,713,947	169.7
PulteGroup, Inc.	8,506	446,054	44.2
Toll Brothers, Inc.	30,519	1,731,343	171.4

		3,891,344

Industrial Conglomerates
General Electric Co.	13,390	175,811	17.4
Honeywell International Inc.	1,835	398,323	39.4

		574,134

Insurance
Loews Corp.	26,605	1,364,304	135.1

Security	Shares	Value	% of Basket Value

Metals & Mining
Barrick Gold Corp.	93,925	$1,859,715	184.1%
Newmont Corp.	20,957	1,263,078	125.1

		3,122,793

Multi-line Retail
Target Corp.	4,429	877,252	86.9

Oil, Gas & Consumable Fuels
Devon Energy Corp.	73,980	1,616,463	160.1
Murphy Oil Corp.	36,262	595,059	58.9

		2,211,522

Pharmaceuticals
Bristol Myers Squibb Co.	4,339	273,921	27.1
Johnson & Johnson	12,027	1,976,638	195.7

		2,250,559

Road & Rail
Norfolk Southern Corp.	454	121,908	12.0
Ryder System, Inc.	23,079	1,745,927	172.9

		1,867,835

Total Reference Entity — Long		54,311,058

Reference Entity — Short

Common Stocks

Aerospace & Defense
Northrop Grumman Corp.	(13,489)	(4,365,580)	(432.2)
Transdigm Group Inc.	(223)	(131,106)	(13.0)

		(4,496,686)

Airlines
Southwest Airlines Co.	(39,099)	(2,387,385)	(236.4)

Auto Components
Goodyear Tire & Rubber Co.	(66,242)	(1,163,872)	(115.2)

Automobiles
Tesla Inc.	(386)	(257,821)	(25.5)

Biotechnology
Amgen, Inc.	(18,055)	(4,492,265)	(444.8)

Chemicals
Ashland Global Holdings, Inc.	(14,318)	(1,271,009)	(125.9)

Communications Equipment
Cisco Systems Inc.	(110,029)	(5,689,600)	(563.4)

Consumer Finance
Navient Corp.	(81,181)	(1,161,700)	(115.0)
Onemain Holdings Inc.	(34,512)	(1,853,985)	(183.6)

		(3,015,685)

Containers & Packaging
Ball Corp.	(2,500)	(211,850)	(21.0)
Sealed Air Corp.	(22,412)	(1,026,918)	(101.7)

		(1,238,768)

Electric Utilities
NRG Energy Inc.	(21,873)	(825,268)	(81.7)

Equity Real Estate Investment Trusts (REITs)
Iron Mountain Inc.	(39,854)	(1,474,997)	(146.0)

34

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Food Products
Conagra Brands Inc.	(34,631)	$(1,302,126)	(128.9)%
Lamb Weston Holdings Inc.	(10,702)	(829,191)	(82.1)
Mondelez International, Inc., Class A	(4,627)	(270,818)	(26.8)

		(2,402,135)

Health Care Equipment & Supplies
Baxter International, Inc.	(18,596)	(1,568,386)	(155.3)
Boston Scientific Corp.	(58,098)	(2,245,488)	(222.3)

		(3,813,874)

Health Care Providers & Services
Tenet Healthcare Corp.	(5,301)	(275,652)	(27.3)
Universal Health Services, Inc., Class B	(4,026)	(537,028)	(53.2)

		(812,680)

Household Durables
Mdc Holdings Inc.	(3,373)	(200,356)	(19.8)

IT Services
Intl Business Machines Corp.	(3,749)	(499,592)	(49.5)

Media
TEGNA, Inc.	(28,262)	(532,173)	(52.7)

Multi-Utilities
Dominion Energy, Inc.	(4,916)	(373,419)	(37.0)

Oil, Gas & Consumable Fuels
Hess Corp.	(10,134)	(717,082)	(71.0)
Pioneer Natural Resources Co.	(19,555)	(3,105,725)	(307.5)

		(3,822,807)

Pharmaceuticals
Bausch Health Cos., Inc.	(59,675)	(1,894,084)	(187.5)

Road & Rail
Union Pacific Corp.	(19,724)	(4,347,367)	(430.5)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices	(18,327)	(1,438,669)	(142.5)

Specialty Retail
Best Buy Co Inc.	(19,075)	(2,190,001)	(216.8)
Home Depot Inc.	(12,708)	(3,879,117)	(384.1)

		(6,069,118)

Thrifts & Mortgage Finance
Radian Group Inc.	(33,612)	(781,479)	(77.4)

Total Reference Entity — Short		(53,301,109)

Net Value of Reference Entity — Merrill Lynch International		$1,009,949

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Merrill Lynch International as of period end, termination date February 15, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Automobiles
Harley Davidson Inc.	12,715	$509,872	11.0%

Chemicals
Nutrien Ltd.	61,921	3,336,923	72.3

Commercial Services & Supplies
Cintas Corp.	3,759	1,282,984	27.8

Consumer Finance
Ally Financial Inc.	26,782	1,210,814	26.2
Discover Financial Services	22,534	2,140,505	46.4

		3,351,319

Containers & Packaging
Crown Holdings Inc.	4,118	399,611	8.7
International Paper Co.	2,096	113,331	2.4
Packaging Corp Of America	11,559	1,554,454	33.7

		2,067,396

Electric Utilities
Entergy Corp.	8,260	821,622	17.8
Eversource Energy	322	27,882	0.6

		849,504

Entertainment
Netflix Inc.	6,592	3,438,783	74.5

Equity Real Estate Investment Trusts (REITs)
Wp Carey Inc.	1,991	140,883	3.0

Food & Staples Retailing
Costco Wholesale Corp.	7,919	2,791,289	60.5

Health Care Equipment & Supplies
Danaher Corp.	5,562	1,251,895	27.1

Hotels, Restaurants & Leisure
Royal Caribbean Cruises Ltd.	6,608	565,711	12.3
Wynn Resorts Ltd.	5,197	651,548	14.1

		1,217,259

Household Durables
Newell Brands, Inc.	52,520	1,406,486	30.5
Toll Brothers, Inc.	22,073	1,252,201	27.1

		2,658,687

Household Products
Clorox Co.	2,470	476,413	10.3
Procter & Gamble Co.	7,534	1,020,330	22.1

		1,496,743

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Industrial Conglomerates
Carlisle Cos Inc.	10,535	$1,733,850	37.5%

Internet & Direct Marketing Retail
Ebay Inc.	31,346	1,919,629	41.6

IT Services
Western Union Co.	45,780	1,128,935	24.4

Life Sciences Tools & Services
Perkinelmer Inc.	13,742	1,762,961	38.2

Machinery
Deere & Co.	12,760	4,774,026	103.4
Illinois Tool Works	4,959	1,098,518	23.8

		5,872,544

Pharmaceuticals
Bristol Myers Squibb Co.	65,440	4,131,227	89.5

Professional Services
Booz Allen Hamilton Holdings	40,851	3,289,731	71.2
Equifax Inc.	3,534	640,114	13.9

		3,929,845

Semiconductors & Semiconductor Equipment
Qualcomm Inc.	11,485	1,522,796	33.0

Specialty Retail
Bed Bath & Beyond, Inc.	67,069	1,955,061	42.3

Technology Hardware, Storage & Peripherals
Hp Inc	73,538	2,334,832	50.6
Xerox Holdings Corp.	938	22,765	0.5

		2,357,597

Textiles, Apparel & Luxury Goods
Nike, Inc., Class B.	6,778	900,728	19.5
Vf Corp.	14,815	1,184,015	25.6

		2,084,743

Trading Companies & Distributors
Ww Grainger Inc.	1,089	436,613	9.5

Total Reference Entity — Long		53,229,338

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co/the	(3,047)	(776,132)	(16.8)

Auto Components
Borgwarner Inc.	(7,443)	(345,057)	(7.5)

Biotechnology
Regeneron Pharmaceuticals	(5,403)	(2,556,375)	(55.4)

Building Products
Carrier Global Corp.	(67,348)	(2,843,433)	(61.6)

Chemicals
Air Products & Chemicals Inc.	(5,594)	(1,573,816)	(34.1)

Commercial Services & Supplies
Waste Connections, Inc.	(7,969)	(860,493)	(18.6)

Containers & Packaging
Avery Dennison Corp.	(1,169)	(214,687)	(4.7)

Security	Shares	Value	% of Basket Value

Electric Utilities
Firstenergy Corp	(3,360)	$(116,558)	(2.5)%

Energy Equipment & Services
Nov Inc.	(26,420)	(362,482)	(7.9)

Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equit	(10,260)	(1,685,718)	(36.5)
Camden Property Trust	(3,148)	(345,997)	(7.5)
Crown Castle Intl Corp.	(9,085)	(1,563,801)	(33.9)
Equity Residential	(21,085)	(1,510,319)	(32.7)
Medical Properties Trust Inc.	(20,343)	(432,899)	(9.4)
Vici Properties Inc.	(42,414)	(1,197,771)	(25.9)

		(6,736,505)

Health Care Equipment & Supplies
Baxter International Inc.	(5,516)	(465,219)	(10.1)
Boston Scientific Corp.	(114,877)	(4,439,996)	(96.1)

		(4,905,215)

Health Care Providers & Services
Anthem Inc.	(7,847)	(2,816,680)	(61.0)
Unitedhealth Group Inc.	(7,569)	(2,816,198)	(61.0)

		(5,632,878)

Hotels, Restaurants & Leisure
Hilton Worldwide Holdings In	(5,797)	(700,973)	(15.2)
Las Vegas Sands Corp.	(30,369)	(1,845,221)	(40.0)

		(2,546,194)

Insurance
Metlife Inc.	(11,987)	(728,690)	(15.8)

IT Services
Fiserv Inc.	(2,222)	(264,507)	(5.7)

Machinery
Stanley Black & Decker Inc.	(9,349)	(1,866,715)	(40.4)

Media
Discovery Inc	(47,610)	(2,069,131)	(44.8)

Metals & Mining
Nucor Corp.	(17,376)	(1,394,771)	(30.2)

Multi-Utilities
Centerpoint Energy Inc.	(27,749)	(628,515)	(13.6)

Oil, Gas & Consumable Fuels
CNX Resources Corp.	(106,675)	(1,568,122)	(33.9)
EQT Corp.	(22,648)	(420,800)	(9.1)
Pbf Energy, Inc., Class A	(3,157)	(44,672)	(1.0)

		(2,033,594)

Pharmaceuticals
Bausch Health Cos Inc.	(77,867)	(2,471,499)	(53.5)

Professional Services
Nielsen Holdings Plc	(14,482)	(364,222)	(7.9)

Road & Rail
Avis Budget Group Inc.	(26,733)	(1,939,212)	(42.0)

Semiconductors & Semiconductor Equipment
Broadcom Inc.	(1,044)	(484,061)	(10.5)
Intel Corp.	(18,135)	(1,160,640)	(25.1)

		(1,644,701)

36

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Specialty Retail
Best Buy Co Inc.	(16,142)	$(1,853,263)	(40.1)%
Home Depot Inc.	(5,648)	(1,724,052)	(37.4)

		(3,577,315)

Thrifts & Mortgage Finance
MGIC Investment Corp.	(11,535)	(159,760)	(3.5)

Total Reference Entity — Short		(48,612,457)

Net Value of Reference Entity — Merrill Lynch International		$4,616,881

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date October 5, 2022:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Howmet Aerospace, Inc.	350,948	$11,275,959	354.0%
Spirit AeroSystems Holdings, Inc., Class A	256,294	12,468,703	391.5

		23,744,662

Air Freight & Logistics
FedEx Corp.	37,600	10,679,904	335.3
United Parcel Service, Inc.	32,093	5,455,489	171.3

		16,135,393

Airlines
Delta Air Lines, Inc.	129,676	6,260,757	196.6

Auto Components
Aptiv Plc	13,404	1,848,412	58.0
Magna International Inc.	66,783	5,879,575	184.6

		7,727,987

Automobiles
Ford Motor Co.	133,941	1,640,777	51.5
Harley Davidson Inc.	43,157	1,730,596	54.3

		3,371,373

Beverages
Coca Cola Co/the	235,748	12,426,277	390.1

Biotechnology
Abbvie Inc.	4,049	438,183	13.7
Biogen, Inc.	8,287	2,318,288	72.8

		2,756,471

Building Products
Lennox International Inc.	19,986	6,227,438	195.5
Masco Corp.	163,708	9,806,109	307.9

		16,033,547

Capital Markets
Raymond James Financial Inc.	40,108	4,915,636	154.3

Chemicals
DuPont de Nemours, Inc.	48,238	3,727,833	117.0
Eastman Chemical Co.	54,444	5,995,373	188.2
FMC Corp.	101,759	11,255,563	353.4

Security	Shares	Value	% of Basket Value

Chemicals (continued)
Lyondellbasell Indu, Class A	14,930	$1,553,466	48.8%
Mosaic Co/the	21,929	693,176	21.8
Nutrien Ltd.	62,633	3,375,292	106.0
Sherwin-Williams Co.	481	354,983	11.1

		26,955,686

Construction Materials
Vulcan Materials Co.	28,398	4,792,162	150.4

Consumer Finance
Ally Financial, Inc.	217,718	9,843,031	309.0
American Express Co.	36,541	5,168,359	162.2
Discover Financial Services	95,689	9,089,498	285.4
Synchrony Financial	60,060	2,442,039	76.7

		26,542,927

Containers & Packaging
Ball Corp.	38,884	3,295,030	103.5
Crown Holdings Inc.	42,158	4,091,012	128.4
International Paper Co.	84,731	4,581,405	143.8
Packaging Corp Of America	63,083	8,483,402	266.3

		20,450,849

Diversified Consumer Services
Service Corp International	5,353	273,271	8.6

Diversified Financial Services
Voya Financial, Inc.	180,922	11,513,876	361.5

Electric Utilities
Entergy Corp.	66,431	6,607,891	207.4
Evergy, Inc.	34,265	2,039,795	64.0
Eversource Energy	56	4,849	0.2
Nextera Energy Inc.	16,188	1,223,975	38.4
Southern Co.	35,079	2,180,511	68.5

		12,057,021

Electrical Equipment
Emerson Electric Co.	46,598	4,204,072	132.0

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	30,730	3,405,499	106.9
Flex Ltd.	70,703	1,294,572	40.7
Keysight Technologies In	6,286	901,412	28.3
Trimble Inc.	7,133	554,876	17.4

		6,156,359

Energy Equipment & Services
Transocean Ltd	23,616	83,837	2.6

Entertainment
Netflix Inc.	13,529	7,057,538	221.6

Equity Real Estate Investment Trusts (REITs)
Brixmor Property Group, Inc.	435,521	8,810,590	276.6
Healthcare Trust Of Ame , Class A	20,038	552,648	17.3
Kimco Realty Corp.	548,842	10,290,787	323.1
Life Storage, Inc.	26,447	2,273,120	71.4
Omega Healthcare Investors	2,247	82,308	2.6
Public Storage	37,910	9,354,671	293.7
Simon Property Group Inc.	1,430	162,691	5.1
Ventas, Inc.	107,893	5,755,013	180.7

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Equity Real Estate Investment Trusts (REITs) (continued)
Vereit Inc.	32,612	$1,259,475	39.5%
Wp Carey Inc.	92,576	6,550,678	205.6

		45,091,981

Food & Staples Retailing
Costco Wholesale Corp.	7,667	2,702,464	84.8
Walmart Inc.	12,091	1,642,321	51.6

		4,344,785

Food Products
Bunge Ltd.	38,246	3,031,761	95.2
Hershey Co/the	12,399	1,961,026	61.5
McCormick & Co Inc/MD	37,465	3,340,379	104.9

		8,333,166

Health Care Equipment & Supplies
Danaher Corp.	11,373	2,559,835	80.4
Hologic Inc.	128,688	9,571,813	300.5
Zimmer Biomet Holdings Inc.	29,673	4,750,054	149.1

		16,881,702

Health Care Providers & Services
Cardinal Health, Inc.	190,752	11,588,184	363.8
Davita Inc.	42,978	4,631,739	145.4
HCA Healthcare, Inc.	20,813	3,919,921	123.1
McKesson Corp.	44,456	8,670,698	272.2

		28,810,542

Hotels, Restaurants & Leisure
Royal Caribbean Cruises Ltd.	35,427	3,032,905	95.2
Wynn Resorts Ltd.	22,094	2,769,925	87.0

		5,802,830

Household Durables
Meritage Homes Corp.	66,214	6,086,391	191.1
Newell Brands, Inc.	341,937	9,157,073	287.5
Toll Brothers, Inc.	83,060	4,711,994	147.9

		19,955,458

Household Products
Clorox Co.	44,610	8,604,377	270.1
Procter & Gamble Co.	78,451	10,624,619	333.6

		19,228,996

Industrial Conglomerates
Carlisle Cos Inc.	40,480	6,662,198	209.2

Insurance
Aon Plc., Class A	2,255	518,898	16.3
Assurant Inc.	438	62,095	1.9
Fidelity National Financial	8,367	340,202	10.7
Prudential Financial, Inc.	3,567	324,954	10.2

		1,246,149

Internet & Direct Marketing Retail
eBay, Inc.	83,869	5,136,138	161.2

IT Services
Dxc Technology Co.	47,894	1,497,166	47.0
Western Union Co.	419,334	10,340,777	324.6

		11,837,943

Security	Shares	Value	% of Basket Value

Life Sciences Tools & Services
Perkinelmer Inc.	35,636	$4,571,743	143.5%
Thermo Fisher Scientific Inc.	8,972	4,094,641	128.6

		8,666,384

Machinery
Deere & Co.	9,007	3,369,879	105.8
Fortive Corp.	149,011	10,526,137	330.5
Illinois Tool Works, Inc.	23,446	5,193,758	163.0
Xylem Inc.	39,956	4,202,572	131.9

		23,292,346

Media
Altice Usa, Inc., Class A	278,454	9,058,109	284.4
Omnicom Group	33,947	2,517,170	79.0

		11,575,279

Metals & Mining
Freeport Mcmoran Inc.	6,768	222,870	7.0
Newmont Corp.	36,926	2,225,530	69.9
Reliance Steel & Aluminum Co.	39,034	5,944,488	186.6
Steel Dynamics, Inc.	123,214	6,254,343	196.3

		14,647,231

Mortgage Real Estate Investment Trusts (REITs)
Starwood Property Trust, Inc.	136,586	3,379,138	106.1

Multi-line Retail
Macy S Inc.	286,901	4,644,927	145.8
Target Corp.	35,934	7,117,448	223.5

		11,762,375

Multi-Utilities
CMS Energy Corp.	49,619	3,037,675	95.4
DTE Energy Co.	37,315	4,968,119	156.0
Sempra Energy	9,624	1,275,950	40.0

		9,281,744

Oil, Gas & Consumable Fuels
Antero Midstream Corp.	1,385,830	12,514,045	392.9
Antero Resources Corp.	796,953	8,128,921	255.2
Apa Corp.	293,510	5,253,829	164.9
Canadian Natural Resources	110,406	3,408,233	107.0
Diamondback Energy Inc.	2,453	180,271	5.7
Marathon Oil Corp.	402,762	4,301,498	135.0
Marathon Petroleum Corp.	46,936	2,510,607	78.8
Murphy Oil Corp.	363,477	5,964,657	187.3
Occidental Petroleum Corp.	78,834	2,098,561	65.9
Ovintiv Inc.	463,529	11,041,261	346.6
SM Energy Co.	269,860	4,417,608	138.7

		59,819,491

Personal Products
Coty Inc.	438,148	3,947,713	123.9

Pharmaceuticals
Bristol-Myers Squibb Co.	93,352	5,893,312	185.0
Zoetis Inc.	26,754	4,213,220	132.3

		10,106,532

38

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Professional Services
Booz Allen Hamilton Holdings	74,668	$6,013,014	188.8%
Equifax, Inc.	65,787	11,915,999	374.1

		17,929,013

Real Estate Management & Development
CBRE Group, Inc.	5,554	439,377	13.8

Road & Rail
JB Hunt Transport Services, Inc.	17,635	2,963,914	93.1
Union Pacific Corp.	5,738	1,264,713	39.7

		4,228,627

Semiconductors & Semiconductor Equipment
Analog Devices Inc.	1,339	207,652	6.5
Qualcomm Inc.	38,178	5,062,021	158.9

		5,269,673

Specialty Retail
Bed Bath & Beyond, Inc.	297,458	8,670,901	272.2
L Brands, Inc.	206,060	12,746,872	400.2
Ross Stores Inc.	17,339	2,079,119	65.3

		23,496,892

Technology Hardware, Storage & Peripherals
Apple, Inc.	84,530	10,325,340	324.2
Hp Inc.	163,309	5,185,061	162.8
NetApp, Inc.	133,841	9,726,225	305.3
Xerox Holdings Corp.	171,829	4,170,290	130.9

		29,406,916

Textiles, Apparel & Luxury Goods
Nike, Inc., Class B	61,720	8,201,971	257.5
Pvh Corp.	71,211	7,527,003	236.3
Tapestry Inc.	68,146	2,808,297	88.2
Vf Corp.	77,767	6,215,138	195.1

		24,752,409

Tobacco
Philip Morris International	27,874	2,473,539	77.7

Trading Companies & Distributors
W.W. Grainger, Inc.	17,474	7,005,851	219.9

Water Utilities
American Water Works Co Inc.	8,564	1,283,915	40.3

Total Reference Entity — Long		659,556,034

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co.	(46,081)	(11,737,752)	(368.5)
General Dynamics Corp.	(23,847)	(4,329,661)	(135.9)
Hexcel Corp.	(208,354)	(11,667,824)	(366.3)
Northrop Grumman Corp.	(19,747)	(6,390,919)	(200.7)
Raytheon Technologies Corp.	(158,546)	(12,250,850)	(384.6)

		(46,377,006)

Airlines
Southwest Airlines Co.	(183,623)	(11,212,020)	(352.0)
United Airlines Holdings, Inc.	(144,283)	(8,302,044)	(260.6)

		(19,514,064)

Security	Shares	Value	% of Basket Value

Auto Components
Borgwarner Inc.	(138,163)	$(6,405,237)	(201.1)%
Lear Corp.	(4,013)	(727,356)	(22.8)

		(7,132,593)

Biotechnology
Emergent BioSolutions, Inc.	(50,374)	(4,680,249)	(147.0)
Regeneron Pharmaceuticals	(2,452)	(1,160,139)	(36.4)

		(5,840,388)

Building Products
Builders FirstSource, Inc.	(215,917)	(10,012,071)	(314.3)
Carrier Global Corp.	(105,564)	(4,456,912)	(139.9)

		(14,468,983)

Capital Markets
Brookfield Asset Management, Inc.	(261,323)	(11,628,873)	(365.1)
Cme Group Inc.	(11,479)	(2,344,356)	(73.6)
MSCI, Inc.	(6,446)	(2,702,679)	(84.9)
Nasdaq Inc.	(10,875)	(1,603,628)	(50.3)
S&P Global Inc.	(3,939)	(1,389,955)	(43.6)

		(19,669,491)

Chemicals
Air Products & Chemicals Inc.	(27,027)	(7,603,776)	(238.7)
Cf Industries Holdings Inc.	(23,172)	(1,051,545)	(33.0)
Dow Inc.	(30,401)	(1,943,840)	(61.0)
Ecolab, Inc.	(20,667)	(4,424,185)	(138.9)
Ppg Industries Inc.	(4,229)	(635,450)	(20.0)
Scotts Miracle Gro Co.	(3,860)	(945,584)	(29.7)

		(16,604,380)

Commercial Services & Supplies
Waste Connections, Inc.	(13,889)	(1,499,734)	(47.1)
Waste Management Inc.	(2,740)	(353,515)	(11.1)

		(1,853,249)

Communications Equipment
Juniper Networks Inc.	(82,743)	(2,095,880)	(65.8)
Motorola Solutions, Inc.	(253)	(47,577)	(1.5)

		(2,143,457)

Construction & Engineering
Quanta Services Inc.	(81,868)	(7,202,747)	(226.1)

Consumer Finance
SLM Corp.	(40,181)	(722,053)	(22.7)

Containers & Packaging
Avery Dennison Corp.	(50,688)	(9,308,851)	(292.3)
Westrock Co.	(40,285)	(2,096,834)	(65.8)

		(11,405,685)

Diversified Telecommunication Services
Lumen Technologies Inc.	(303,185)	(4,047,520)	(127.1)

Electric Utilities
Edison International	(115,066)	(6,742,868)	(211.7)
FirstEnergy Corp.	(342,722)	(11,889,026)	(373.2)
PG&E Corp.	(209,102)	(2,448,584)	(76.9)

		(21,080,478)

Electrical Equipment
Sensata Technologies Holding	(22,497)	(1,303,701)	(40.9)

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Electronic Equipment, Instruments & Components
CDW Corp/de	(40,544)	$(6,720,168)	(211.0)%

Energy Equipment & Services
Baker Hughes Co.	(509,938)	(11,019,760)	(346.0)
Halliburton Co.	(17,449)	(374,455)	(11.7)
Nov Inc.	(166,382)	(2,282,761)	(71.7)
Schlumberger Ltd.	(44,330)	(1,205,333)	(37.8)

		(14,882,309)

Entertainment
Live Nation Entertainment, Inc.	(59,617)	(5,046,579)	(158.4)

Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equit	(35,765)	(5,876,189)	(184.5)
Avalonbay Communities Inc.	(6,044)	(1,115,178)	(35.0)
Camden Property Trust	(76,682)	(8,428,119)	(264.6)
Crown Castle Intl Corp.	(21,215)	(3,651,738)	(114.6)
Digital Realty Trust, Inc.	(29,244)	(4,118,725)	(129.3)
Equity Residential	(119,788)	(8,580,414)	(269.4)
Host Hotels & Resorts, Inc.	(536,208)	(9,035,105)	(283.6)
Iron Mountain Inc.	(181,961)	(6,734,377)	(211.4)
Medical Properties Trust, Inc.	(521,302)	(11,093,307)	(348.3)
Prologis Inc.	(55,015)	(5,831,590)	(183.1)
VICI Properties, Inc.	(289,726)	(8,181,862)	(256.9)
Vornado Realty Trust	(111,067)	(5,041,331)	(158.3)
Welltower Inc.	(2,666)	(190,966)	(6.0)

		(77,878,901)

Food & Staples Retailing
Walgreens Boots Alliance, Inc.	(29,555)	(1,622,569)	(50.9)

Food Products
Kellogg Co.	(42,862)	(2,713,165)	(85.2)
Lamb Weston Holdings, Inc.	(34,034)	(2,636,954)	(82.8)
Mondelez International, Inc., Class A	(93,969)	(5,500,006)	(172.7)
Post Holdings, Inc.	(65,063)	(6,878,460)	(215.9)

		(17,728,585)

Health Care Equipment & Supplies
Baxter International, Inc.	(139,587)	(11,772,768)	(369.6)
Boston Scientific Corp.	(87,550)	(3,383,807)	(106.2)
Dentsply Sirona, Inc.	(178,583)	(11,395,381)	(357.8)

		(26,551,956)

Health Care Providers & Services
Amerisourcebergen Corp.	(20,789)	(2,454,557)	(77.0)
Anthem Inc.	(7,093)	(2,546,033)	(79.9)
Centene Corp.	(2,232)	(142,647)	(4.5)
Tenet Healthcare Corp.	(82,432)	(4,286,464)	(134.6)
UnitedHealth Group, Inc.	(13,645)	(5,076,895)	(159.4)

		(14,506,596)

Hotels, Restaurants & Leisure
Booking Holdings Inc.	(32)	(74,555)	(2.3)
Darden Restaurants, Inc.	(452)	(64,184)	(2.0)
Expedia Group, Inc.	(71,018)	(12,223,618)	(383.7)
Hilton Worldwide Holdings In	(32,870)	(3,974,640)	(124.8)
Hyatt Hotels Corp.	(67,253)	(5,561,823)	(174.6)
Las Vegas Sands Corp.	(19,533)	(1,186,825)	(37.3)
Marriott International, Inc., Class A	(255)	(37,768)	(1.2)
Mgm Resorts International	(80,652)	(3,063,970)	(96.2)

		(26,187,383)

Security	Shares	Value	% of Basket Value

Household Durables
KB Home	(154,410)	$(7,184,698)	(225.6)%
Lennar Corp., Class A	(1,552)	(157,109)	(4.9)
Mohawk Industries Inc.	(5,075)	(975,973)	(30.6)
NVR, Inc.	(555)	(2,614,566)	(82.1)

		(10,932,346)

Industrial Conglomerates
Roper Technologies Inc.	(9,351)	(3,771,632)	(118.4)

Insurance
Metlife Inc.	(109,544)	(6,659,180)	(209.1)
Reinsurance Group Of America	(5,110)	(644,115)	(20.2)

		(7,303,295)

Interactive Media & Services
Match Group, Inc.	(84,252)	(11,574,540)	(363.4)
Twitter, Inc.	(66,814)	(4,251,375)	(133.5)

		(15,825,915)

IT Services
Fiserv Inc.	(46,644)	(5,552,502)	(174.3)
Gartner Inc.	(913)	(166,668)	(5.2)
Global Payments, Inc.	(51,300)	(10,341,054)	(324.7)
International Business Machines Corp.	(18,101)	(2,412,139)	(75.7)

		(18,472,363)

Machinery
Idex Corp.	(395)	(82,681)	(2.6)
Stanley Black & Decker Inc.	(42,364)	(8,458,820)	(265.6)

		(8,541,501)

Media
Comcast Corp., Class A	(176,342)	(9,541,866)	(299.6)
Discovery Inc.	(98,435)	(4,277,985)	(134.3)
DISH Network Corp.	(334,147)	(12,096,121)	(379.8)
Fox Corp., Class A	(25,255)	(911,958)	(28.6)
Viacomcbs, Inc., Class B	(2,855)	(128,761)	(4.0)

		(26,956,691)

Metals & Mining
Nucor Corp.	(63,552)	(5,101,319)	(160.2)
Southern Copper Corp.	(37,552)	(2,548,654)	(80.0)
Teck Resources Ltd.	(21,595)	(414,192)	(13.0)
United States Steel Corp.	(215,088)	(5,628,853)	(176.7)

		(13,693,018)

Multi-line Retail
Nordstrom Inc.	(6,370)	(241,232)	(7.6)

Multi-Utilities
Ameren Corporation	(4,954)	(403,058)	(12.7)
Centerpoint Energy Inc.	(56,548)	(1,280,812)	(40.2)
Consolidated Edison Inc.	(954)	(71,359)	(2.2)

		(1,755,229)

Oil, Gas & Consumable Fuels
Chevron Corp.	(352)	(36,886)	(1.2)
CNX Resources Corp.	(330,817)	(4,863,010)	(152.7)
Conocophillips	(222,806)	(11,802,034)	(370.5)
Eog Resources Inc.	(67,013)	(4,860,453)	(152.6)
EQT Corp.	(89,703)	(1,666,682)	(52.3)
Hess Corp.	(112,294)	(7,945,923)	(249.5)
Hollyfrontier Corp.	(236,170)	(8,450,163)	(265.3)
Kinder Morgan Inc.	(625,538)	(10,415,208)	(327.0)
Phillips 66	(82,509)	(6,727,784)	(211.2)
Pioneer Natural Resources Co.	(61,413)	(9,753,613)	(306.2)

40

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.	(124,950)	$(1,290,733)	(40.5)%
Suncor Energy, Inc.	(169,181)	(3,535,883)	(111.0)
TC Energy Corp.	(186,458)	(8,530,453)	(267.8)
Valero Energy Corp.	(62,387)	(4,466,909)	(140.2)

		(84,345,734)

Personal Products
Estee Lauder Cos., Inc.	(222)	(64,569)	(2.0)

Pharmaceuticals
Bausch Health Cos Inc.	(166,205)	(5,275,347)	(165.6)

Professional Services
Nielsen Holdings Plc	(183,905)	(4,625,211)	(145.2)

Road & Rail
Avis Budget Group Inc.	(32,146)	(2,331,871)	(73.2)

Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	(18,039)	(2,410,010)	(75.6)
Broadcom Inc.	(5,468)	(2,535,293)	(79.6)
Intel Corp.	(39,498)	(2,527,872)	(79.4)
Micron Technology, Inc.	(92,264)	(8,138,608)	(255.5)
Nvidia Corp.	(3,985)	(2,127,711)	(66.8)

		(17,739,494)

Software
J2 Global Inc.	(42,934)	(5,146,069)	(161.6)

Specialty Retail
Advance Auto Parts Inc.	(9,443)	(1,732,696)	(54.4)
Autozone Inc.	(3,313)	(4,652,446)	(146.1)
Best Buy Co Inc.	(27,942)	(3,208,021)	(100.7)
Home Depot Inc.	(4,115)	(1,256,104)	(39.4)
Lithia Motors, Inc., Class A	(19,221)	(7,497,920)	(235.4)
Lowe S Cos Inc.	(5,281)	(1,004,340)	(31.5)

		(19,351,527)

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	(19,699)	(1,736,467)	(54.5)
NCR Corp.	(121,062)	(4,594,303)	(144.2)
Seagate Technology PLC	(58,719)	(4,506,683)	(141.5)

		(10,837,453)

Textiles, Apparel & Luxury Goods
Hanesbrands Inc.	(52,962)	(1,041,763)	(32.7)

Thrifts & Mortgage Finance
MGIC Investment Corp.	(301,532)	(4,176,218)	(131.1)

Tobacco
Altria Group Inc.	(79,682)	(4,076,531)	(128.0)

Trading Companies & Distributors
United Rentals, Inc.	(24,598)	(8,100,367)	(254.3)

Water Utilities
Essential Utilities, Inc.	(251,945)	(11,274,539)	(354.0)

Total Reference Entity — Short		(656,370,756)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$3,185,278

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date October 5, 2022:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Lockheed Martin Corp.	26,417	$9,761,082	88.8%

Air Freight & Logistics
United Parcel Service, Inc.	44,456	7,557,075	68.7

Airlines
Delta Air Lines, Inc.	202,583	9,780,707	88.9

Automobiles
Ford Motor Co.	1,143,085	14,002,791	127.3
General Motors Co.	248,057	14,253,355	129.6

		28,256,146

Building Products
Johnson Controls International PLC	224,957	13,423,184	122.0

Chemicals
Corteva Inc.	278,475	12,982,504	118.0
Eastman Chemical Co.	86,447	9,519,544	86.6

		22,502,048

Communications Equipment
Motorola Solutions Inc.	33,726	6,342,174	57.7

Consumer Finance
Ally Financial Inc.	139,060	6,286,903	57.2

Containers & Packaging
International Paper Co.	119,678	6,470,990	58.8
Packaging Corp. of America	67,904	9,131,730	83.0
Westrock Co.	80,809	4,206,108	38.3

		19,808,828

Diversified Financial Services
Berkshire Hathaway, Inc., Class B	5,027	1,284,248	11.7

Diversified Telecommunication Services
Lumen Technologies Inc.	522,364	6,973,559	63.4

Electric Utilities
Exelon Corp.	282,299	12,347,758	112.3

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	121,617	13,477,596	122.5

Energy Equipment & Services
Halliburton Co.	550,010	11,803,215	107.3

Entertainment
Walt Disney Co.	68,931	12,719,148	115.6

Equity Real Estate Investment Trusts (REITs)
Weyerhaeuser Co.	136,734	4,867,730	44.3

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Food & Staples Retailing
Kroger Co.	211,800	$7,622,682	69.3%
Walmart, Inc.	89,188	12,114,406	110.2

		19,737,088

Food Products
Tyson Foods, Inc.	81,556	6,059,611	55.1

Health Care Providers & Services
Cardinal Health Inc.	51,522	3,129,962	28.5
Cvs Health Corp.	130,941	9,850,691	89.6
DaVita, Inc.	67,289	7,251,736	65.9
HCA Healthcare, Inc.	40,033	7,539,815	68.5
McKesson Corp.	46,735	9,115,194	82.9
Quest Diagnostics, Inc.	95,930	12,311,656	111.9

		49,199,054

Hotels, Restaurants & Leisure
Carnival Corp.	438,715	11,643,496	105.9
Darden Restaurants Inc.	68,122	9,673,324	87.9
Marriott International, Inc., Class A	14,821	2,195,139	20.0
McDonald’s Corp.	56,987	12,773,066	116.1
Mgm Resorts International	34,196	1,299,106	11.8

		37,584,131

Household Durables
Lennar Corp., Class A	37,949	3,841,577	34.9
Newell Brands, Inc.	393,026	10,525,236	95.7
PulteGroup, Inc.	203,219	10,656,805	96.9
Toll Brothers, Inc.	232,447	13,186,718	119.9
Whirlpool Corp.	26,985	5,946,145	54.1

		44,156,481

Household Products
Procter & Gamble Co.	7,464	1,010,850	9.2

Independent Power and Renewable Electricity Producers
Aes Corp.	428,456	11,486,905	104.5
Vistra Corp.	682,469	12,066,052	109.7

		23,552,957

Industrial Conglomerates
General Electric Co.	344,082	4,517,797	41.1
Honeywell International Inc.	36,850	7,999,029	72.7

		12,516,826

Insurance
Allstate Corp.	122,735	14,102,251	128.2
American International Group, Inc.	106,820	4,936,152	44.9
Hartford Financial Services Group, Inc.	219,163	14,637,897	133.1
Loews Corp.	204,185	10,470,607	95.2
Marsh & McLennan Cos., Inc.	43,792	5,333,866	48.5
MetLife, Inc.	237,581	14,442,549	131.3

		63,923,322

IT Services
Dxc Technology Co.	115,549	3,612,062	32.8

Machinery
Deere & Co.	7,175	2,684,455	24.4

Security	Shares	Value	% of Basket Value

Media
Omnicom Group, Inc.	186,410	$13,822,302	125.7%
ViacomCBS, Inc.	17,881	806,433	7.3

		14,628,735

Metals & Mining
Barrick Gold Corp.	623,817	12,351,577	112.3
Newmont Corp.	223,060	13,443,826	122.2

		25,795,403

Multi-line Retail
Kohls Corp.	1,721	102,589	1.0
Nordstrom Inc.	133,621	5,060,227	46.0
Target Corp.	67,471	13,363,981	121.5

		18,526,797

Oil, Gas & Consumable Fuels
Devon Energy Corp.	324,540	7,091,199	64.5
Murphy Oil Corp.	100,543	1,649,911	15.0
Occidental Petroleum Corp.	435,720	11,598,866	105.5
Ovintiv Inc.	580,991	13,839,205	125.8
Williams Cos., Inc.	286,078	6,777,188	61.6

		40,956,369

Pharmaceuticals
Bristol-Myers Squibb Co.	248,801	15,706,807	142.8
Johnson & Johnson	69,548	11,430,214	103.9
Pfizer, Inc.	147,554	5,345,881	48.6

		32,482,902

Road & Rail
CSX Corp.	29,463	2,840,822	25.8
Norfolk Southern Corp.	48,386	12,992,609	118.2
Ryder System, Inc.	143,501	10,855,851	98.7

		26,689,282

Specialty Retail
AutoZone, Inc.	960	1,348,128	12.2
L Brands, Inc.	229,367	14,188,643	129.0
Lowe’s Cos., Inc.	8,130	1,546,163	14.1

		17,082,934

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	80,191	7,068,837	64.3
HP, Inc.	505,300	16,043,275	145.9
Xerox Holdings Corp.	267,838	6,500,428	59.1

		29,612,540

Tobacco
Altria Group, Inc.	230,373	11,785,883	107.2

Total Reference Entity — Long		668,789,083

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co.,	(3,601)	(917,247)	(8.3)
Howmet Aerospace Inc,	(242,189)	(7,781,532)	(70.8)
Northrop Grumman Corp,	(25,835)	(8,361,239)	(76.0)
TransDigm Group, Inc.,	(21,266)	(12,502,707)	(113.7)

		(29,562,725)

42

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Airlines
Southwest Airlines Co.,	(80,946)	$(4,942,563)	(44.9)%
United Airlines Holdings, Inc.,	(30,511)	(1,755,603)	(16.0)

		(6,698,166)

Auto Components
Goodyear Tire & Rubber Co,	(767,503)	(13,485,028)	(122.6)

Automobiles
Tesla, Inc.,	(19,878)	(13,277,113)	(120.7)

Biotechnology
Amgen, Inc.,	(52,607)	(13,089,148)	(119.0)

Chemicals
Ashland Global Holdings Inc,	(14,182)	(1,258,936)	(11.4)
Olin Corp.,	(369,534)	(14,031,206)	(127.6)
Sherwin-Williams Co.,	(9,241)	(6,819,951)	(62.0)

		(22,110,093)

Communications Equipment
Cisco Systems Inc,	(109,433)	(5,658,780)	(51.4)

Consumer Finance
American Express Co.,	(60,679)	(8,582,438)	(78.0)
Capital One Financial Corp.,	(54,031)	(6,874,364)	(62.5)
Navient Corp.,	(624,587)	(8,937,840)	(81.3)
Onemain Holdings Inc,	(57,348)	(3,080,734)	(28.0)

		(27,475,376)

Containers & Packaging
Ball Corp.,	(115,122)	(9,755,438)	(88.7)
Sealed Air Corp,.	(136,805)	(6,268,405)	(57.0)

		(16,023,843)

Diversified Telecommunication Services
AT&T, Inc.,	(224,115)	(6,783,961)	(61.7)
Verizon Communications Inc,	(27,531)	(1,600,928)	(14.5)

		(8,384,889)

Electric Utilities
American Electric Power,	(44,837)	(3,797,694)	(34.5)
FirstEnergy Corp.,	(217,572)	(7,547,573)	(68.6)
NRG Energy Inc,	(295,378)	(11,144,612)	(101.4)

		(22,489,879)

Entertainment
Netflix Inc,	(1,076)	(561,306)	(5.1)

Equity Real Estate Investment Trusts (REITs)
Equity Residential,	(18,095)	(1,296,145)	(11.8)
Host Hotels & Resorts, Inc.,	(919,739)	(15,497,602)	(140.9)
Iron Mountain Inc,	(73,583)	(2,723,307)	(24.8)
Simon Property Group, Inc.,	(16,724)	(1,902,689)	(17.3)

		(21,419,743)

Food Products
Campbell Soup Co.,	(293,009)	(14,729,563)	(133.9)
Conagra Brands Inc,.	(227,644)	(8,559,414)	(77.8)
General Mills Inc,	(41,435)	(2,540,794)	(23.1)
Kraft Heinz Co.,	(78,939)	(3,157,560)	(28.7)

Security	Shares	Value	% of Basket Value

Food Products (continued)
Lamb Weston Holdings, Inc.,.	(193,837)	$(15,018,491)	(136.6)%
Mondelez International, Inc.,	(232,764)	(13,623,677)	(123.9)

		(57,629,499)

Health Care Equipment & Supplies
Baxter International, Inc.,	(138,127)	(11,649,631)	(105.9)
Boston Scientific Corp.,	(195,412)	(7,552,674)	(68.7)

		(19,202,305)

Health Care Providers & Services
Tenet Healthcare Corp,	(51,548)	(2,680,496)	(24.4)
UnitedHealth Group, Inc.,	(46,051)	(17,134,195)	(155.8)
Universal Health Services, Inc., Class B,	(32,476)	(4,331,974)	(39.4)

		(24,146,665)

Hotels, Restaurants & Leisure
Aramark,	(355,310)	(13,423,612)	(122.1)
Boyd Gaming Corp,	(170,348)	(10,043,718)	(91.3)
Expedia Group, Inc.,.	(42,753)	(7,358,646)	(66.9)
Royal Caribbean Cruises Ltd.,	(159,962)	(13,694,347)	(124.5)
Yum Brands Inc,.	(22,248)	(2,406,789)	(21.9)

		(46,927,112)

Household Durables
D.R. Horton, Inc.,	(180,912)	(16,122,878)	(146.6)
MDC Holdings, Inc.,	(232,881)	(13,833,131)	(125.8)

		(29,956,009)

Insurance
Lincoln National Corp.,	(198,526)	(12,362,214)	(112.4)
Prudential Financial Inc,	(28,283)	(2,576,581)	(23.4)

		(14,938,795)

IT Services
International Business Machines Corp.,	(109,559)	(14,599,832)	(132.7)

Media
Altice USA, Inc.,	(456,780)	(14,859,053)	(135.1)
Charter Communications, Inc.,	(19,421)	(11,983,146)	(108.9)
Comcast Corp., Class A,	(62,970)	(3,407,307)	(31.0)
DISH Network Corp.,	(386,405)	(13,987,861)	(127.2)
TEGNA, Inc.,	(677,916)	(12,765,158)	(116.1)

		(57,002,525)

Metals & Mining
Freeport-McMoRan, Inc.,	(126,622)	(4,169,662)	(37.9)
Teck Resources Ltd.,	(775,659)	(14,877,140)	(135.3)

		(19,046,802)

Multi-Utilities
Dominion Energy, Inc.,.	(80,097)	(6,084,168)	(55.3)
Sempra Energy,	(72,779)	(9,649,040)	(87.8)

		(15,733,208)

Oil, Gas & Consumable Fuels
Apa Corp,	(69,718)	(1,247,952)	(11.3)
Canadian Natural Resources Ltd.,	(464,278)	(14,332,262)	(130.3)
Conocophillips,	(80,493)	(4,263,714)	(38.8)
Enbridge, Inc.,	(185,848)	(6,764,867)	(61.5)
Hess Corp.,	(202,026)	(14,295,360)	(130.0)
Kinder Morgan, Inc.,	(521,778)	(8,687,604)	(79.0)

SCHEDULE OF INVESTMENTS	43

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels
Pioneer Natural Resources Co,	(57,060)	$(9,062,269)	(82.4)%
TC Energy Corp,	(159,820)	(7,311,765)	(66.5)
Valero Energy Corp.,	(220,348)	(15,776,917)	(143.4)

		(81,742,710)

Pharmaceuticals
Bausch Health Cos., Inc.,	(288,046)	(9,142,580)	(83.1)

Road & Rail
Union Pacific Corp,	(12,261)	(2,702,447)	(24.6)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.,	(111,356)	(8,741,446)	(79.5)
Amkor Technology Inc,	(38,892)	(922,129)	(8.4)

		(9,663,575)

Specialty Retail
Best Buy Co Inc,	(45,665)	(5,242,799)	(47.7)
Home Depot Inc,	(10,738)	(3,277,774)	(29.8)

		(8,520,573)

Security	Shares	Value	% of Basket Value

Thrifts & Mortgage Finance
MGIC Investment Corp,.	(141,896)	$(1,965,260)	(17.8)%
Radian Group, Inc.,.	(566,569)	(13,172,729)	(119.8)

		(15,137,989)

Trading Companies & Distributors
United Rentals, Inc.,	(55,373)	(18,234,883)	(165.8)

Wireless Telecommunication Services
T-Mobile US, Inc.,	(105,574)	(13,227,366)	(120.3)

Total Reference Entity — Short		(657,790,964)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$10,998,119

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$99,933,870	$—	$99,933,870
Common Stocks	409,470,326	—	—	409,470,326
Corporate Bonds	—	1,786,949,417	—	1,786,949,417
Investment Companies	150,035,466	—	—	150,035,466
Non-Agency Mortgage-Backed Securities	—	468,471,026	—	468,471,026
Preferred Securities Capital Trust	—	241,195	—	241,195
U.S. Government Sponsored Agency Securities	—	2,392,554,066	—	2,392,554,066

44

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Systematic Multi-Strategy Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$20,076,805	$—	$20,076,805
Warrants	—	53,219	—	53,219
Short-Term Securities
Money Market Funds	685,362,786	—	—	685,362,786
Liabilities
Investments
TBA Sale Commitments	—	(702,039,776)	—	(702,039,776)

	$1,244,868,578	$4,066,239,822	$—	$5,311,108,400

Derivative Financial Instruments(a)
Assets
Equity Contracts	$139,558	$15,942,573	$—	$16,082,131
Foreign Currency Exchange Contracts	—	110,702	—	110,702
Interest Rate Contracts	11,975,455	1,216,063	—	13,191,518
Liabilities
Equity Contracts	—	(109,474)	—	(109,474)
Foreign Currency Exchange Contracts	—	(25,277)	—	(25,277)
Interest Rate Contracts	(8,496,618)	(2,895,214)	—	(11,391,832)

	$3,618,395	$14,239,373	$—	$17,857,768

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

KRW	South Korean Won

MXN	Mexican Peso

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

BBR	Bank Bill Rate

CME	Chicago Mercantile Exchange

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

EURIBOR	Euro Interbank Offered Rate

HIBOR	Hong Kong Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MXIBOR	Mexico Interbank Offered Rate

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

Portfolio Abbreviation (continued)

REMIC	Real Estate Mortgage Investment Conduit

S&P	Standard & Poor’s

SIBOR	Singapore Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

STIBOR	Stockholm Interbank Offered Rate

TBA	To-Be-Announced

WIBOR	Warsaw Interbank Offered Rate

SCHEDULE OF INVESTMENTS	45